  As filed with the Securities and Exchange Commission on April 6, 2001.


                                                     Registration Nos. 33-36528;
                                                                        811-6161


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /
                                                                          ---
    Pre-Effective Amendment No. ___                                      /   /
                                                                          ---
    Post-Effective Amendment No. 55                                      / X /
                                                                          ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                              / X /
                                                                          ---

    Amendment No.  59                                                    / X /
                                                                          ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)

Name and address
of agent for service:        Copies to:
---------------------        ----------
Stephen J. Treadway          Newton B. Schott, Jr.,    Joseph B. Kittredge, Esq.
c/o PIMCO Funds              Esq.                      Ropes & Gray
Distributors LLC             c/o PIMCO Funds           One International Place
2187 Atlantic Street         Distributors LLC          Boston, Massachusetts
Stamford, Connecticut        2187 Atlantic Street      02110
 06902                       Stamford, Connecticut
                             06902


It is proposed that this filing will become effective (check appropriate box):

/   /  Immediately upon filing pursuant to paragraph (b)
 ---

/   /  On [date] pursuant to paragraph (b)
 ---

/   /  60 days after filing pursuant to paragraph (a)(1)
 ---

/   /  On [date] pursuant to paragraph (a)(1)
 ---

/   /  75 days after filing pursuant to paragraph (a)(2)
 ---

/ X /  On June 29, 2001 pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/   /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

       This post-effective amendment relates only to PIMCO Worldwide Growth Fund, PIMCO Global Healthcare Fund, PIMCO Large-Cap Growth Fund, PIMCO International Growth Fund, PIMCO Emerging Countries Fund, PIMCO Pacific Rim Fund and PIMCO Latin America Fund, seven new series of the Registrant. No information relating to any other series of the Registrant is amended or superseded hereby.

       The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

PIMCO Funds Prospectus

PIMCO Funds:
Multi-Manager Series

[           ], 2001

Share Classes A, B and C
This Prospectus describes 7 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors L.P. and its investment management affiliate, Nicholas-Applegate Capital Management. As of [ ], PIMCO Advisors and its affiliates managed approximately [ ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

----------------------------------------------------------------------------------------------
                 Summary Information.......................................
----------------------------------------------------------------------------------------------
                 Fund Summaries
----------------------------------------------------------------------------------------------
                       Worldwide Growth Fund...............................
----------------------------------------------------------------------------------------------
                       Global Healthcare Fund..............................
----------------------------------------------------------------------------------------------
                       Large-Cap Growth Fund...............................
----------------------------------------------------------------------------------------------
                       International Growth Fund...........................
----------------------------------------------------------------------------------------------
                       Emerging Countries Fund.............................
----------------------------------------------------------------------------------------------
                       Pacific Rim Fund....................................
----------------------------------------------------------------------------------------------
                       Latin America Fund..................................
----------------------------------------------------------------------------------------------
                 Summary of Principal Risks...,............................
----------------------------------------------------------------------------------------------
                 Prior Nicholas-Applegate Performance Information..........
----------------------------------------------------------------------------------------------
                 Management of the Funds...................................
----------------------------------------------------------------------------------------------
                 Investment Options - Class A, B and C Shares..............
----------------------------------------------------------------------------------------------
                 How Fund Shares Are Priced................................
----------------------------------------------------------------------------------------------
                 How to Buy and Sell Shares................................
----------------------------------------------------------------------------------------------
                 Fund Distributions........................................
----------------------------------------------------------------------------------------------
                 Tax Consequences..........................................
----------------------------------------------------------------------------------------------
                 Characteristics and Risks of Securities and Investment
                 Techniques................................................
----------------------------------------------------------------------------------------------
                 Financial Highlights......................................
-----------------------------------------------------------------------------------------------

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Approximate    Approximate
                     PIMCO          Investment                   Main                                 Number of      Capitalization
                     Fund           Objective                    Investments                          Holdings       Range
------------------------------------------------------------------------------------------------------------------------------------
Global Stock         Worldwide      Maximum long-term capital    Equity securities of issuers         [   ]          All
Funds                Growth         appreciation                 located in at least three different                 Capitalizations
                                                                 countries
------------------------------------------------------------------------------------------------------------------------------------
                     Global         Maximum long-term capital    Healthcare sector equity             [   ]          All
                     Healthcare     appreciation                 securities                                          Capitalizations
------------------------------------------------------------------------------------------------------------------------------------
U.S. Stock Funds     Large-Cap      Long-term capital            Large capitalization equity          [   ]          More than
                     Growth         appreciation                 securities                                          $[8.3] billion
------------------------------------------------------------------------------------------------------------------------------------
International Stock  International  Maximum long-term capital    Large capitalization equity          [   ]          More than
Funds                Growth         appreciation                 securities of issuers located in at                 [$5] billion
                                                                 least three different countries
------------------------------------------------------------------------------------------------------------------------------------
                     Emerging       Maximum long-term capital    Equity securities of companies       [   ]          All
                     Countries      appreciation                 located in countries with                           Capitalizations
                                                                 emerging securities markets
------------------------------------------------------------------------------------------------------------------------------------
                     Pacific Rim    Long-term growth of capital  Equity securities of Pacific Rim     [   ]          All
                                                                 companies                                           Capitalizations
------------------------------------------------------------------------------------------------------------------------------------
                     Latin America  Long-term growth of capital  Equity securities of Latin           [   ]          All
                                                                 American companies                                 Capitalizations
------------------------------------------------------------------------------------------------------------------------------------

Fund Descriptions, Performance and Fees
The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

It is possible to lose money on investments in the Funds. The fact that a Fund had good performance in the past is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO Worldwide Growth Fund

Principal Investments and Strategies

-------------------------------------------------------------------------------------------------------------
Investment Objective              Fund Focus                                  Approximate Capitalization Range
Seeks maximum long-term capital   Equity securities of companies located      All Capitalizations
appreciation                      throughout the world

-------------------------------------------------------------------------------------------------------------
Fund Category                     Approximate Number of Holdings              Dividend Frequency
Global Stocks                     [    ]                                      At least annually

-------------------------------------------------------------------------------------------------------------

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the United States.

In making investment decisions for the Fund, the portfolio managers focus on a "bottom-up" analysis of the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund may invest in emerging markets.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in U.S. and non-U.S. domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Foreign (non-U.S.) Investment Risk   . Currency Risk             . Smaller Company Risk
 . Emerging Markets Risk                . Growth Securities Risk    . Turnover Risk
 . Credit Risk                                                      . Management Risk
 . Market Risk                                                      . Liquidity Risk
 . Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information
The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund
These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

------------------------------------------------------------------------------------------------------------------------------------
                           Maximum Sales Charge (Load) Imposed                  Maximum Contingent Deferred Sales Charge (Load)
                           on Purchases (as a percentage of offering price)      (as a percentage of original purchase price)
------------------------------------------------------------------------------------------------------------------------------------
 Class A                   5.50%                                                1%/(1)/
------------------------------------------------------------------------------------------------------------------------------------
 Class B                   None                                                 5%/(2)/
------------------------------------------------------------------------------------------------------------------------------------
 Class C                   1%                                                   1%/(3)/
------------------------------------------------------------------------------------------------------------------------------------

(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

----------------------------------------------------------------------------------------------------------------------------
                                      Distribution                        Total Annual                         Net Fund
                           Advisory   and/or Service        Other         Fund Operating    Expense            Operating
 Share Class               Fees       (12b-1) Fees/(1)/     Expenses/(2)/ Expenses          Reduction/(3)/     Expenses/(3)/
----------------------------------------------------------------------------------------------------------------------------
 Class A                   0.65%      0.25%                 [0.65%]       [1.55%]           [(0.05%)]           1.50%
----------------------------------------------------------------------------------------------------------------------------
 Class B                   0.65       1.00                  [0.65]        [2.30]            [(0.05)]            2.25
----------------------------------------------------------------------------------------------------------------------------
 Class C                   0.65       1.00                  [0.65]        [2.30]            [(0.05)]            2.25
----------------------------------------------------------------------------------------------------------------------------

(1)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.60% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.05%], [0.05%] and [0.05%] in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares, respectively, during the Fund's initial fiscal year.

(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.50% for Class A shares and 2.25% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

---------------------------------------------------------------------------------------------------------------------------
                          Example: Assuming you redeem your shares at the end     Example: Assuming you do not
                          of each period                                          redeem your shares
---------------------------------------------------------------------------------------------------------------------------
Share Class                Year 1        Year 3                                          Year 1  Year 3
---------------------------------------------------------------------------------------------------------------------------
Class A                    [   ]          [   ]                                           [   ]   [   ]
---------------------------------------------------------------------------------------------------------------------------
Class B                    [   ]          [   ]                                           [   ]   [   ]
---------------------------------------------------------------------------------------------------------------------------
Class C                    [   ]          [   ]                                           [   ]   [   ]
---------------------------------------------------------------------------------------------------------------------------

   (1) The Examples are based on the Net Fund Operating Expenses shown above.

PIMCO Global Healthcare Fund

Principal Investments and Strategies

----------------------------------------------------------------------------------------------------------------------
Investment Objective               Fund Focus                                    Approximate Capitalization Range
Seeks maximum long-term capital    Equity securities of the healthcare sector    All Capitalizations
appreciation
----------------------------------------------------------------------------------------------------------------------
Fund Category                      Approximate Number of Holdings                 Dividend Frequency
Global Stocks                      [   ]                                          At least annually
----------------------------------------------------------------------------------------------------------------------


The Fund seeks to achieve its investment objective by normally investing at least [80%] of its assets in healthcare sector equity securities. Normally, the Fund will invest at least 65% of its assets in the equity securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. The Fund may invest in emerging markets. Because the Fund is "non-diversified," it may invest a significant portion of its assets in the securities of a single issuer, or in a small number of issuers.


The Fund invests primarily in the equity securities of U.S. and foreign companies with business operations in the healthcare and healthcare-related industries. The Fund considers the healthcare sector to include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products and companies that own or operate healthcare facilities). Such companies derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the healthcare sector.


In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in U.S. and non-U.S. domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Foreign (non-U.S.) Investment Risk    . Currency Risk               . Smaller Company Risk
 . Emerging Markets Risk                 . Growth Securities Risk      . Management Risk
 . Credit Risk                                                         . Turnover Risk
 . Market Risk                                                         . Liquidity Risk
 . Issuer Risk                                                         . Focused Investment Risk
 . Healthcare Related Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information
The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

---------------------------------------------------------------------------------------------------------------------------------
                           Maximum Sales Charge (Load) Imposed                  Maximum Contingent Deferred Sales Charge (Load)
                           on Purchases (as a percentage of offering price)     (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------------------
 Class A                   5.50%                                                 1%/(1)/
---------------------------------------------------------------------------------------------------------------------------------
 Class B                   None                                                  5%/(2)/
---------------------------------------------------------------------------------------------------------------------------------
 Class C                   1%                                                    1%/(3)/
---------------------------------------------------------------------------------------------------------------------------------

(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-----------------------------------------------------------------------------------------------------------------------------
                                    Distribution                         Total Annual                         Net Fund
                        Advisory    and/or Service        Other          Fund Operating     Expense           Operating
 Share Class            Fees        (12b-1) Fees/(1)/     Expenses/(2)/  Expenses           Reduction/(3)/    Expenses/(3)/
-----------------------------------------------------------------------------------------------------------------------------
 Class A                0.70%       0.25%                 [0.65%]        [1.60%]            [(0.05%)]         1.55%
-----------------------------------------------------------------------------------------------------------------------------
 Class B                0.70        1.00                  [0.65]         [2.35]             [(0.05)]          2.30
-----------------------------------------------------------------------------------------------------------------------------
 Class C                0.70        1.00                  [0.65]         [2.35]             [(0.05)]          2.30
-----------------------------------------------------------------------------------------------------------------------------

(1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.60% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.05%], [0.05%] and [0.05%] in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares, respectively, during the Fund's initial fiscal year.
(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.55% for Class A shares and 2.30% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

----------------------------------------------------------------------------------------------------------------------
                          Example: Assuming you redeem your shares at the end      Example: Assuming you do not
                          of each period                                           redeem your shares
----------------------------------------------------------------------------------------------------------------------
Share Class                Year 1      Year 3                                      Year 1   Year 3
----------------------------------------------------------------------------------------------------------------------
Class A                    [   ]        [   ]                                       [   ]     [   ]
----------------------------------------------------------------------------------------------------------------------
Class B                    [   ]        [   ]                                       [   ]     [   ]
----------------------------------------------------------------------------------------------------------------------
Class C                    [   ]        [   ]                                       [   ]     [   ]
----------------------------------------------------------------------------------------------------------------------

   (1) The Examples are based on the Net Fund Operating Expenses shown above.

PIMCO Large-Cap Growth Fund

Principal Investments
and Strategies

------------------------------------------------------------------------------------------------------------------------
Investment Objective                    Fund Focus                                   Approximate Capitalization Range
Seeks long-term capital appreciation    Equity securities in U.S. companies with     More than $8.3 billion
                                        large market capitalizations
------------------------------------------------------------------------------------------------------------------------
Fund Category                           Approximate Number of Holdings               Dividend Frequency
U.S. Stocks                             [   ]                                        At least annually
------------------------------------------------------------------------------------------------------------------------


The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in large capitalization equity securities. The Fund invests primarily in U.S. stocks. Generally, the Sub-Adviser defines "large capitalization" companies as those with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase. As of [June 30, 2000] the upper 90% of the Russell 1000 Growth Index included companies with market capitalizations of $[8.3] billion and above. The capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Market Risk             . Management Risk  . Credit Risk
 . Issuer Risk
 . Growth Securities Risk  . Turnover Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information
The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund
These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

--------------------------------------------------------------------------------------------------------------------------------
                           Maximum Sales Charge (Load) Imposed                  Maximum Contingent Deferred Sales Charge (Load)
                           on Purchases (as a percentage of offering price)     (as a percentage of original purchase price)
--------------------------------------------------------------------------------------------------------------------------------
 Class A                   5.50%                                                1%/(1)/
--------------------------------------------------------------------------------------------------------------------------------
 Class B                   None                                                 5%/(2)/
--------------------------------------------------------------------------------------------------------------------------------
 Class C                   None                                                 1%/(3)/
--------------------------------------------------------------------------------------------------------------------------------

(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------------------------------------------------------
                                      Distribution                          Total Annual                          Net Fund
                           Advisory   and/or Service        Other           Fund Operating     Expense            Operating
 Share Class               Fees       (12b-1) Fees/(1)/     Expenses/(2)/   Expenses           Reduction/(3)/     Expenses/(3)/
--------------------------------------------------------------------------------------------------------------------------------
 Class A                   0.55%      0.25%                 [0.55%]         [1.35%]            [(0.05%)]           1.30%
--------------------------------------------------------------------------------------------------------------------------------
 Class B                   0.55       1.00                  [0.55]          [2.10]             [(0.05)]            2.05
--------------------------------------------------------------------------------------------------------------------------------
 Class C                   0.55       1.00                  [0.55]          [2.10]             [(0.05)]            2.05
--------------------------------------------------------------------------------------------------------------------------------

(1)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.


(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.05%], [0.05%] and [0.05%] in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares, respectively, during the Fund's initial fiscal year.

(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.30% for Class A shares and 2.05% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

----------------------------------------------------------------------------------------------------------------------
                          Example: Assuming you redeem your shares at the end      Example: Assuming you do not
                          of each period                                           redeem your shares
----------------------------------------------------------------------------------------------------------------------
Share Class                Year 1       Year 3                                     Year 1  Year 3
----------------------------------------------------------------------------------------------------------------------
Class A                    [   ]        [   ]                                       [   ]   [   ]
----------------------------------------------------------------------------------------------------------------------
Class B                    [   ]        [   ]                                       [   ]   [   ]
----------------------------------------------------------------------------------------------------------------------
Class C                    [   ]        [   ]                                       [   ]   [   ]
----------------------------------------------------------------------------------------------------------------------

   (1) The Examples are based on the Net Fund Expenses shown above.

PIMCO International Growth Fund
Principal Investments and Strategies

-----------------------------------------------------------------------------------------------------------------------
Investment Objective                 Fund Focus                                       Approximate Capitalization Range
Seeks maximum long-term capital      Large capitalization equity securities of        More than $[5] billion
appreciation                         issuers in at least three different countries
-----------------------------------------------------------------------------------------------------------------------
Fund Category                        Approximate Number of Holdings                   Dividend Frequency
International Stocks                 [   ]                                            At least annually
-----------------------------------------------------------------------------------------------------------------------


The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. Although the Fund invests at least 65% of its assets in companies located in at least three countries outside of the United States, the Fund may also invest up to 35% of its assets in U.S. companies. The Fund may invest in emerging markets.


The Fund invests primarily in large capitalization companies located in over 50 countries worldwide. The Fund's Sub-Adviser defines large capitalization stocks as those whose stock market capitalizations are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in each country. As of [June 30, 2000], for investments in U.S. stocks this meant companies with market capitalizations greater than U.S. [$5] billion (measured at the time of purchase). In non-U.S. markets, the capitalization range for large capitalization stocks will generally be lower than that of the U.S. The market capitalization ranges of the large capitalization stocks in which the Fund invests may fluctuate greatly due to changing currency values, differences in the size of the respective economies, and movements in the local stock markets.

In making investment decisions for the Fund, the portfolio managers focus on a "bottom-up" analysis of the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in U.S. and non-U.S. domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Foreign (non-U.S.) Investment Risk     . Currency Risk                   . Smaller Company Risk
 . Emerging Markets Risk                  . Growth Securities Risk          . Turnover Risk
 . Credit Risk                                                              . Management Risk
 . Market Risk                                                              . Liquidity Risk
 . Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information
The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund
These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

---------------------------------------------------------------------------------------------------------------------------------
                           Maximum Sales Charge (Load) Imposed                  Maximum Contingent Deferred Sales Charge (Load)
                           on Purchases (as a percentage of offering price)     (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------------------
Class A                    5.50%                                                1%/(1)/
---------------------------------------------------------------------------------------------------------------------------------
Class B                    None                                                 5%/(2)/
---------------------------------------------------------------------------------------------------------------------------------
Class C                    1%                                                   1%/(3)/
---------------------------------------------------------------------------------------------------------------------------------

(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

---------------------------------------------------------------------------------------------------------------------------------
                              Distribution                           Total Annual                          Net Fund
                  Advisory    and/or Service        Other            Fund Operating     Expense            Operating
 Share Class      Fees        (12b-1) Fees/(1)/     Expenses/(2)/    Expenses           Reduction/(3)/     Expenses/(3)/
--------------------------------------------------------------------------------------------------------------------------------
 Class A          0.75%        0.25%                [0.75%]          [1.75%]            [(0.05%)]          1.70%
---------------------------------------------------------------------------------------------------------------------------------
 Class B          0.75         1.00                 [0.75]           [2.50]             [(0.05)]           2.45
---------------------------------------------------------------------------------------------------------------------------------
 Class C          0.75         1.00                 [0.75]           [2.50]             [(0.05)]           2.45
---------------------------------------------------------------------------------------------------------------------------------

(1)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.05%], [0.05%] and [0.05%] in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares, respectively, during the Fund's initial fiscal year.
(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.70% for Class A shares and 2.45% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

------------------------------------------------------------------------------------------------------
                          Example: Assuming you redeem your    Example: Assuming you do not
                          of each period
------------------------------------------------------------------------------------------------------
Share Class               Year 1   Year 3                      Year 1 Year 3
------------------------------------------------------------------------------------------------------
Class A                    [   ]    [   ]                      [   ]  [   ]
------------------------------------------------------------------------------------------------------
Class B                    [   ]    [   ]                      [   ]  [   ]
------------------------------------------------------------------------------------------------------
Class C                    [   ]    [   ]                      [   ]  [   ]
------------------------------------------------------------------------------------------------------

   (1) The Examples are based on the Net Fund Operating Expenses shown above.

----------------

PIMCO Emerging Countries Fund

Principal Investments and Strategies

------------------------------------------------------------------------------------------------------------------------------
Investment Objective              Fund Focus                                     Approximate Capitalization  Range
Seeks maximum long-term capital   Equity securities of companies located in      All Capitalizations
appreciation                      countries with emerging securities markets
------------------------------------------------------------------------------------------------------------------------------
Fund Category                     Approximate Number of Holdings                 Dividend Frequency
International Stocks              [   ]                                          At least annually
------------------------------------------------------------------------------------------------------------------------------


The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies located in countries with emerging securities markets. Normally, at least 65% of the Fund's assets will be invested in companies located in at least three non-U.S. countries with emerging securities markets.

The portfolio managers invest primarily in stocks of companies located in countries with securities markets which in their opinion are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. These are markets which have yet to reach a level of maturity associated with developed non-U.S. stock markets, especially in terms of participation by investors. The portfolio managers currently select portfolio securities from an investment universe of approximately 6,000 non-U.S. companies in over 35 emerging markets.

The portfolio managers seek companies in the early stages of development, believed to be undergoing a basic change in operations. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in U.S. and non-U.S. domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Foreign (non-U.S.) Investment Risk  . Currency Risk               . Smaller Company Risk
 . Emerging Markets Risk               . Growth Securities Risk      . Turnover Risk
 . Credit Risk                         . Leveraging Risk             . Management Risk
 . Market Risk                         . Derivatives Risk            . Liquidity Risk
 . Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance  Information
The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund
These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

----------------------------------------------------------------------------------------------------------------------------------
                           Maximum Sales Charge (Load) Imposed                   Maximum Contingent Deferred Sales Charge (Load)
                           on Purchases (as a percentage of offering price)      (as a percentage of original purchase price)
----------------------------------------------------------------------------------------------------------------------------------
 Class A                   5.50%                                                  1%/(1)/
----------------------------------------------------------------------------------------------------------------------------------
 Class B                   None                                                   5%/(2)/
----------------------------------------------------------------------------------------------------------------------------------
 Class C                   1%                                                     1%/(3)/
----------------------------------------------------------------------------------------------------------------------------------

(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase. (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares." (3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

----------------------------------------------------------------------------------------------------------------------------------
                                    Distribution                        Total Annual                          Net Fund
                      Advisory      and/or Service       Other          Fund Operating     Expense            Operating
 Share Class          Fees          (12b-1) Fees/(1)/    Expenses/(2)/  Expenses           Reduction/(3)/     Expenses/(3)/
----------------------------------------------------------------------------------------------------------------------------------
 Class A              0.90%         0.25%               [0.75%]         [1.90%]            [(0.05%)]          1.85%
-----------------------------------------------------------------------------------------------------------------------------
 Class B              0.90          1.00                [0.75]          [2.65]             [(0.05)]           2.60
-----------------------------------------------------------------------------------------------------------------------------
 Class C              0.90          1.00                [0.75]          [2.65]             [(0.05)]           2.60
-----------------------------------------------------------------------------------------------------------------------------

(1)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.05%], [0.05%] and [0.05%] in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares, respectively, during the Fund's initial fiscal year.
(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.85% for Class A shares and 2.60% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

-----------------------------------------------------------------------------------------------------------------------
                          Example: Assuming you redeem your shares at the end      Example: Assuming you do not
                          of each period                                           redeem your shares
-----------------------------------------------------------------------------------------------------------------------
Share Class                Year 1   Year 3                                         Year 1  Year 3
-----------------------------------------------------------------------------------------------------------------------
Class A                    [   ]    [   ]                                           [   ]   [   ]
-----------------------------------------------------------------------------------------------------------------------
Class B                    [   ]    [   ]                                           [   ]   [   ]
-----------------------------------------------------------------------------------------------------------------------
Class C                    [   ]    [   ]                                           [   ]   [   ]
-----------------------------------------------------------------------------------------------------------------------

 (1) The Examples are based on the Net Fund Operating Expenses shown above.

-----------------------------

PIMCO Pacific Rim Fund

Principal Investments and Strategies

---------------------------------------------------------------------------------------------------------------------------
Investment Objective                    Fund Focus                                      Approximate Capitalization Range
Seeks long-term growth of capital       Equity securities of Pacific Rim companies      All Capitalizations
---------------------------------------------------------------------------------------------------------------------------
Fund Category                           Approximate Number of Holdings                  Dividend Frequency
International Stocks                    [   ]                                           At least annually
---------------------------------------------------------------------------------------------------------------------------


The Fund seeks to achieve its investment objective by normally investing at least [80%] of its assets in equity securities of companies that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for a class of their securities is in a Pacific Rim country.

The Fund intends to invest at least 65% of its assets in securities of issuers located in at least three Pacific Rim countries. The portfolio managers consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above average capital appreciation.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in U.S. and non-U.S. domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Foreign (non-U.S.) Investment Risk  . Currency Risk           . Smaller Company Risk
 . Emerging Markets Risk               . Growth Securities Risk  . Management Risk
 . Credit Risk                         . Leveraging Risk         . Turnover Risk
 . Market Risk                         . Derivatives Risk        . Liquidity Risk
 . Issuer Risk                                                   . Focused Investment Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information
The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund
These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

--------------------------------------------------------------------------------------------------------------------------------
                        Maximum Sales Charge (Load) Imposed                     Maximum Contingent Deferred Sales Charge (Load)
                        on Purchases (as a percentage of offering price)        (as a percentage of original purchase price)
--------------------------------------------------------------------------------------------------------------------------------
 Class A                   5.50%                                                1%/(1)/
--------------------------------------------------------------------------------------------------------------------------------
 Class B                   None                                                 5%/(2)/
--------------------------------------------------------------------------------------------------------------------------------
 Class C                   1%                                                   1%/(3)/
--------------------------------------------------------------------------------------------------------------------------------

(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------------------------------------------------------
                                    Distribution                           Total Annual                        Net Fund
                       Advisory     and/or Service        Other            Fund Operating    Expense           Operating
 Share Class           Fees         (12b-1) Fees/(1)/     Expenses/(2)/    Expenses          Reduction/(3)/    Expenses/(3)/
--------------------------------------------------------------------------------------------------------------------------------
 Class A               0.75%        0.25%                 [0.75%]          [1.75%]           [(0.05%)]         1.70%
--------------------------------------------------------------------------------------------------------------------------------
 Class B               0.75         1.00                  [0.75]           [2.50]            [(0.05)]          2.45
--------------------------------------------------------------------------------------------------------------------------------
 Class C               0.75         1.00                  [0.75]           [2.50]            [(0.05)]          2.45
--------------------------------------------------------------------------------------------------------------------------------

(1)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.05%], [0.05%] and [0.05%] in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares, respectively, during the Fund's initial fiscal year.
(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.70% for Class A shares and 2.45% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

-----------------------------------------------------------------------------------------------------------------------
                          Example: Assuming you redeem your shares at the end       Example: Assuming you do not
                          of each period                                            redeem your shares
-----------------------------------------------------------------------------------------------------------------------
Share Class                Year 1     Year 3                                        Year 1  Year 3
-----------------------------------------------------------------------------------------------------------------------
Class A                    [   ]      [   ]                                          [   ]   [   ]
-----------------------------------------------------------------------------------------------------------------------
Class B                    [   ]      [   ]                                          [   ]   [   ]
-----------------------------------------------------------------------------------------------------------------------
Class C                    [   ]      [   ]                                          [   ]   [   ]
-----------------------------------------------------------------------------------------------------------------------

   (1) The examples are based on the Net Fund Operating Expenses shown above.


----------------------

PIMCO Latin America Fund

Principal Investments and Strategies

----------------------------------------------------------------------------------------------------------------------
Investment Objective                 Fund Focus                            Approximate Capitalization Range
Seeks long-term growth of capital    Equity securities of Latin American   All Capitalizations
                                     companies
----------------------------------------------------------------------------------------------------------------------
Fund Category                        Approximate Number of Holdings        Dividend Frequency
International Stocks                 [   ]                                 At least annually
----------------------------------------------------------------------------------------------------------------------

The Fund seeks to achieve its investment objective by normally investing at least [80%] of its assets in equity securities of companies that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Latin American countries; (ii) they are organized under the laws of a Latin American country; (iii) they maintain 50% or more of their assets in one or more Latin American countries; or (iv) the principal trading market for a class of their securities is in a Latin American country.

The Fund considers Mexico and the nations of South America, the Caribbean and Central America to be Latin American countries. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer or in a small number of issuers.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in U.S. and non-U.S. domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Foreign (non-U.S.) Investment Risk  . Currency Risk            . Smaller Company Risk
 . Emerging Markets Risk               . Growth Securities Risk   . Management Risk
 . Credit Risk                         . Leveraging Risk          . Turnover Risk
 . Market Risk                         . Derivatives Risk         . Liquidity Risk
 . Issuer Risk                                                    . Focused Investment Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information
The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund
These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

-----------------------------------------------------------------------------------------------------------------------------
                       Maximum Sales Charge (Load) Imposed                   Maximum Contingent Deferred Sales Charge (Load)
                       on Purchases (as a percentage of offering price)      (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------------------------
Class A                5.50%                                                 1%/(1)/
-----------------------------------------------------------------------------------------------------------------------------
Class B                None                                                  5%/(2)/
-----------------------------------------------------------------------------------------------------------------------------
Class C                1%                                                    1%/(3)/
-----------------------------------------------------------------------------------------------------------------------------

(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-----------------------------------------------------------------------------------------------------------------------------
                                       Distribution                        Total Annual                        Net Fund
                          Advisory     and/or Service      Other           Fund Operating     Expense          Operating
 Share Class              Fees         (12b-1) Fees/(1)/   Expenses/(2)/   Expenses           Reduction/(3)/   Expenses/(3)/
-----------------------------------------------------------------------------------------------------------------------------
 Class A                   0.90%       0.25%               [0.75%]         [1.90%]           [(0.05%)]         1.85%
-----------------------------------------------------------------------------------------------------------------------------
 Class B                   0.90        1.00                [0.75]          [2.65]            [(0.05)]          2.60
-----------------------------------------------------------------------------------------------------------------------------
 Class C                   0.90        1.00                [0.75]          [2.65]            [(0.05)]          2.60
-----------------------------------------------------------------------------------------------------------------------------

(1)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.05%], [0.05%] and [0.05%] in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares, respectively, during the Fund's initial fiscal year.
(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.85% for Class A shares and 2.60% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

----------------------------------------------------------------------------------------------------------------------
                          Example: Assuming you redeem your shares at the end     Example: Assuming you do not
                          of each period                                          redeem your shares
----------------------------------------------------------------------------------------------------------------------
Share Class                Year 1       Year 3                                    Year 1  Year 3
----------------------------------------------------------------------------------------------------------------------
Class A                    [   ]        [   ]                                      [   ]   [   ]
----------------------------------------------------------------------------------------------------------------------
Class B                    [   ]        [   ]                                      [   ]   [   ]
----------------------------------------------------------------------------------------------------------------------
Class C                    [   ]        [   ]                                      [   ]   [   ]
----------------------------------------------------------------------------------------------------------------------

   (1) The Examples are based on the Net Fund Operating Expenses shown above.

------------------------------------------

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.


Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Growth Securities Risk
The Funds emphasize investments in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth. The Worldwide Growth and International Growth Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller Company Risk
The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Worldwide Growth, Emerging Countries, Pacific Rim and Latin America Funds generally have substantial exposure to this risk.

IPO Risk
The Funds, particularly the Global Healthcare Fund, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity Risk
All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Sector Specific Risks
In addition to other risks, Funds that invest a substantial portion of their assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

        Healthcare Related Risk
        The Global Healthcare Fund concentrates its investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

Foreign (non-U.S.) Investment Risk
Funds that invest in foreign securities, and particularly the Worldwide Growth, International Growth, Emerging Countries, Pacific Rim, Latin America and Global Healthcare Funds, may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or narrowly defined area such as the Pacific Rim or Latin America, it will generally have more exposure to regional economic risks associated with foreign investments, because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging Markets Risk
Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Emerging Countries, Pacific Rim and Latin America Funds will invest primarily in emerging markets. The Worldwide Growth, International Growth and Global Healthcare Funds may also invest significant portions of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk
Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Worldwide Growth, International Growth, Emerging Countries, Pacific Rim, Latin America and Global Healthcare Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused Investment Risk
Focusing Fund investments in a small number of issuers, industries or foreign currencies or regions increases risk. Funds, such as the Latin America and Global Healthcare Funds, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may from time to time have greater risk to the extent it invests a substantial portion of its assets in companies in related industries such as "financial and business services," "technology," or "healthcare," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments.

Leveraging Risk
Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. All of the Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.


Turnover Risk
A change in the securities held by a Fund is known as "portfolio turnover." The Worldwide Growth, International Growth and Emerging Countries Funds are expected to have portfolio turnover rates greater than 200%. The Large-Cap Growth, Pacific Rim and Global Healthcare Funds are expected to have portfolio turnover rates greater than 300%. The Latin America Fund is expected to have a portfolio turnover rate greater than 400%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk
All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk
Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, Nicholas-Applegate Capital Management and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Prior Nicholas-Applegate Performance Information

The following tables set forth historical performance information for the Nicholas-Applegate Worldwide Growth, Global Health Care, Large Cap Growth, International Core Growth, Emerging Countries, Pacific Rim and Latin America Funds (the "Nicholas-Applegate Funds"), which are mutual funds managed by Nicholas-Applegate Capital Management that have substantially identical investment objectives, policies, strategies and investment restrictions as the PIMCO Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds, respectively (the "PIMCO Funds"). [The tables also show historical performance of institutional accounts managed with investment objectives, policies, strategies and risks similar to the Funds' (the "Nicholas-Applegate Composites").]


The composite data is provided to illustrate the past performance of Nicholas-Applegate in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of Nicholas-Applegate Capital Management. The PIMCO Funds are newly organized and have no performance record of their own.

     The Nicholas-Applegate Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"/1/), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Nicholas-Applegate Composites include all actual, fee-paying, discretionary institutional private accounts managed by Nicholas-Applegate that have investment objective, policies, strategies and risks substantially similar to those of the respective PIMCO Fund.

     Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which as with the use of any methodology different from that below, could result in different performance results.

     The institutional private accounts that are included in the Nicholas-Applegate Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Nicholas-Applegate Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had been regulated as investment companies under the federal securitites laws. Similarly, the Nicholas-Applegate Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower.

     The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Fund and Nicholas-Applegate Composite, and a broad-based securities market index as of March 31, 2001.

                             Worldwide Growth Fund

-------------------------------------------------------------------------------------------------
                            Nicholas-Applegate
          Year                  Worldwide           Nicholas-Applegate             MSCI
                               Growth Fund              Composite               Index /(1)/
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
          1994                     2.99%                   [ ]                     [ ]
-------------------------------------------------------------------------------------------------
          1995                    15.35%                   [ ]                     [ ]
-------------------------------------------------------------------------------------------------
          1996                    18.51%                   [ ]                     [ ]
-------------------------------------------------------------------------------------------------
          1997                    17.93%                   [ ]                     [ ]
-------------------------------------------------------------------------------------------------
          1998                    37.98%                   [ ]                     [ ]
-------------------------------------------------------------------------------------------------
          1999                    86.77%                   [ ]                     [ ]
-------------------------------------------------------------------------------------------------
          2000                   -25.27%                   [ ]                     [ ]
-------------------------------------------------------------------------------------------------
         1 year                  -25.27%                   [ ]                   -13.17%
-------------------------------------------------------------------------------------------------
        5 years                   21.90%                   [ ]                    12.12%
-------------------------------------------------------------------------------------------------
  Since Inception /(2)/           18.34%                   [ ]                    12.39%
-------------------------------------------------------------------------------------------------

    (1) Morgan Stanley Capital International (MSCI) World Index is an unmanaged total return performance benchmark. It consists of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The Index is unmanaged.
    (2) April 19, 1993.


                             Global Healthcare Fund

--------------------------------------------------------------------------------------------------
                             Nicholas-Applegate
          Year               Global Healthcare      Nicholas-Applegate     Russell 3000 Healthcare
                                   Fund                 Composite                Index /(1)/
--------------------------------------------------------------------------------------------------
          2000                    96.17%                   [ ]                     [ ]
--------------------------------------------------------------------------------------------------

__________________________
/1/ AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

--------------------------------------------------------------------------------------------------
         1 year                   96.17%                   [ ]                    34.36%
--------------------------------------------------------------------------------------------------
  Since Inception /(2)/          129.38%                   [ ]                    21.74%
--------------------------------------------------------------------------------------------------

    (1) The unmanaged Russell 3000 Healthcare Index tracks the performance of companies involved in medical services or healthcare in the Russell 3000 Index. The healthcare sector is composed of biotechnology research and productions, drugs, hospital supplies, medical services and miscellaneous healthcare industries.
    (2) August 31, 1999.


                              Large-Cap Growth Fund

-------------------------------------------------------------------------------------------------------
          Year            Nicholas-Applegate Large-Cap    Nicholas-Applegate    Russell 1000 Growth
                                   Growth Fund                Composite             Index /(1)/
-------------------------------------------------------------------------------------------------------
          1997                          46.07%                   [ ]                     [ ]
------------------------- ----------------------------- ----------------------- -----------------------
          1998                          60.80%                   [ ]                     [ ]
------------------------- ----------------------------- ----------------------- -----------------------
          1999                          96.11%                   [ ]                     [ ]
------------------------- ----------------------------- ----------------------- -----------------------
          2000                         -23.98%                   [ ]                     [ ]
------------------------- ----------------------------- ----------------------- -----------------------
         1 year                        -23.98%                   [ ]                  -22.42%
------------------------- ----------------------------- ----------------------- -----------------------
  Since Inception /(2)/                 36.29%                   [ ]                   16.42%
-------------------------------------------------------------------------------------------------------

    (1) The Russell 1000 Growth is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth is considered generally representative of the market for large capitalization stocks.
    (2) December 27, 1996.


                            International Growth Fund

----------------------------------------------------------------------------------------------------------
          Year            Nicholas-Applegate International    Nicholas-Applegate    MSCI EAFE
                                   Growth Fund                    Composite         Index /(1)/
----------------------------------------------------------------------------------------------------------
          1997                             30.63%                   [ ]                     [ ]
------------------------- -------------------------------- ----------------------- -----------------------
          1998                             21.54%                   [ ]                     [ ]
------------------------- -------------------------------- ----------------------- -----------------------
          1999                             69.07%                   [ ]                     [ ]
------------------------- -------------------------------- ----------------------- -----------------------
          2000                            -23.08%                   [ ]                     [ ]
------------------------- -------------------------------- ----------------------- -----------------------
         1 year                           -23.08%                   [ ]                   -14.17%
------------------------- -------------------------------- ----------------------- -----------------------
  Since Inception/(2)/                     20.10%                   [ ]                     7.33%
----------------------------------------------------------------------------------------------------------

    (1) The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and Asia. It is not possible to invest directly in the index.
    (2) December 27, 1996.


                             Emerging Countries Fund

------------------------------------------------------------------------------------------------------------------
          Year              Nicholas-Applegate Emerging Countries     Nicholas-Applegate          MSCI EMF
                                           Fund                           Composite              Index /(1)/
-------------------------------------------------------------------------------------------------------------------
          1995                              6.96%                            [ ]                     [ ]
------------------------- ----------------------------------------- ----------------------- -----------------------
          1996                             28.08%                            [ ]                     [ ]
------------------------- ----------------------------------------- ----------------------- -----------------------
          1997                             10.12%                            [ ]                     [ ]
------------------------- ----------------------------------------- ----------------------- -----------------------
          1998                            -21.22%                            [ ]                     [ ]
------------------------- ----------------------------------------- ----------------------- -----------------------
          1999                             78.96%                            [ ]                     [ ]
------------------------- ----------------------------------------- ----------------------- -----------------------
          2000                            -35.00%                            [ ]                     [ ]
------------------------- ----------------------------------------- ----------------------- -----------------------
         1 year                          -35.00%                            [ ]                   -30.61%
------------------------- ----------------------------------------- ----------------------- -----------------------
        5 years                            5.26%                            [ ]                    -4.17%
------------------------- ----------------------------------------- ----------------------- -----------------------
  Since Inception /(2)/                    4.54%                            [ ]                    -5.29%
-------------------------------------------------------------------------------------------------------------------

    (1) The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF) is composed of companies representative of the market structure of 22 emerging market countries in Europe, Latin America and the Pacific Basin. The Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The Index is unmanaged.
    (2) November 28, 1994.

                                Pacific Rim Fund

---------------------------------------------------------------------------------------------------------
          Year            Nicholas-Applegate Pacific Rim     Nicholas-Applegate            MSCI Pacific
                                      Fund                       Composite                 Index /(1)/
---------------------------------------------------------------------------------------------------------
          1998                       -6.56%                        [ ]                     [ ]
------------------------- ------------------------------- ----------------------- -----------------------
          1999                      142.44%                        [ ]                     [ ]
------------------------- ------------------------------- ----------------------- -----------------------
          2000                      -26.44%                        [ ]                     [ ]
------------------------- ------------------------------- ----------------------- -----------------------
         1 year                     -26.44%                        [ ]                   -25.78%
------------------------- ------------------------------- ----------------------- -----------------------
  Since Inception /(2)/              18.56%                        [ ]                     5.96%
---------------------------------------------------------------------------------------------------------

    (1) The Morgan Stanley Capital International Pacific Index (MSCI Pacific) is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin, including Australia, Hong Kong, Japan, Malaysia, New Zealand, and Singapore. The Index is calculated without dividends or with gross dividends reinvested in both U.S. dollars and local currency. The Index is unmanaged.
    (2) December 31, 1997.


                               Latin America Fund

-----------------------------------------------------------------------------------------------------------
          Year            Nicholas-Applegate Latin America     Nicholas-Applegate        MSCI Latin America
                                         Fund                      Composite                Index /(1)/
-----------------------------------------------------------------------------------------------------------
          1998                         -28.46%                       [ ]                     [ ]
------------------------- --------------------------------- ----------------------- -----------------------
          1999                          97.03%                       [ ]                     [ ]
------------------------- --------------------------------- ----------------------- -----------------------
          2000                         -16.91%                       [ ]                     [ ]
------------------------- --------------------------------- ----------------------- -----------------------
         1 year                        -16.91%                       [ ]                   -16.57%
------------------------- --------------------------------- ----------------------- -----------------------
  Since Inception /(2)/                  7.69%                       [ ]                    -3.18%
-----------------------------------------------------------------------------------------------------------

    (1) The Morgan Stanley Capital International Latin America Index (MSCI Latin America) is composed of companies representative of the market structure of 7 emerging market countries in Latin America, including Argentina, Chile, Columbia, Brazil, Mexico Free, Peru and Venezuela. The Index is unmanaged.
    (2) November 28, 1997.

Management of the Funds

Investment Adviser and Administrator
PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients
and to mutual funds. As of [       ], PIMCO Advisors and its subsidiary
partnerships had approximately $[ ] billion in assets under management.

PIMCO Advisors has retained its investment management affiliate, Nicholas-Applegate Capital Management (the "Sub-Adviser") to manage each Fund's investments. See "Sub-Adviser" below.

PIMCO Advisors has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the

Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees
Each Fund pays PIMCO Advisors fees in return for providing or arranging for the provision of investment advisory services. PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

Each of the Funds has only recently commenced operations and did not pay any advisory fees during the last fiscal year. The annual investment advisory fee rate payable by each Fund to PIMCO Advisors (stated as a percentage of the average daily net assets of each Fund taken separately) is listed below:

----------------------------------------------------------------------------
  Fund                                                         Advisory Fees
----------------------------------------------------------------------------
Worldwide Growth Fund                                          0.65%
----------------------------------------------------------------------------
Global Healthcare Fund                                         0.70%
----------------------------------------------------------------------------
Large-Cap Growth Fund                                          0.55%
----------------------------------------------------------------------------
International Growth Fund                                      0.75%
----------------------------------------------------------------------------
Emerging Countries Fund                                        0.90%
----------------------------------------------------------------------------
Pacific Rim Fund                                               0.75%
----------------------------------------------------------------------------
Latin America Fund                                             0.90%
----------------------------------------------------------------------------

Administrative Fees
Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

Class A, B and C shareholders of the Funds pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):

------------------------------------------------------------
  Fund                                    Administrative
                                          Fees*
------------------------------------------------------------
Worldwide Growth Fund                     0.60%
------------------------------------------------------------
Global Healthcare Fund                    0.70%
------------------------------------------------------------
Large-Cap Growth Fund                     0.50%
------------------------------------------------------------
International Growth Fund                 0.70%
------------------------------------------------------------
Emerging Countries Fund                   0.70%
------------------------------------------------------------
Pacific Rim Fund                          0.70%
------------------------------------------------------------
Latin America Fund                        0.70%
------------------------------------------------------------

*The Administrative Fee rate for each Fund is subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Sub-Adviser
Nicholas-Applegate Capital Management serves as the Sub-Adviser for the Funds. The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets subject to the general supervision of the Trust's Board of Trustees.

Nicholas-Applegate is located at 600 West Broadway, San Diego, CA 92101. Organized in 1984, Nicholas-Applegate, an affiliated partnership of PIMCO Advisors, provides advisory services to mutual funds and institutional accounts.
As of [        ], Nicholas-Applegate had approximately $[ ] billion in assets under management.

The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds.


               Portfolio
Fund           Managers                 Since          Recent Professional Experience
Worldwide      Andrew B. Gallagher      2001           Portfolio Manager for the Nicholas-Applegate
Growth                                  (inception)    Worldwide Growth Fund since 1992.  He has 7 years
                                                       prior investment management experience
                                                       with Pacific Century Advisors and
                                                       Sentinel Asset Management.

               Randall S. Kahn          2001           Portfolio Manager for the Nicholas-Applegate
                                        (inception)    Worldwide Growth Fund (since 1999), International
                                                       Growth Fund (since 1999) and Pacific Rim Fund (since
                                                       1999).  He has 12 years prior investment experience
                                                       with American Century Investments, Daiwa Securities
                                                       America, Inc. and Daiwa Securities Co., LTD.

               Pedro V. Marcal, Jr.     2001           Portfolio Manager for the Nicholas-Applegate
                                        (inception)    Worldwide Growth Fund (since 1999), International
                                                       Growth Fund (since 1999), Emerging
                                                       Countries Fund (since 1996) and Pacific
                                                       Rim Fund (since 1996). From 1994-1996,
                                                       he was an Assistant Portfolio Manager
                                                       for Nicholas-Applegate. He has 5 years
                                                       prior investment management experience
                                                       with A.B. Laffer & Associates, and A-Mark Precious
                                                       Metals.

               Loretta J. Morris        2001           Portfolio Manager for the Nicholas-Applegate
                                        (inception)    Worldwide Growth Fund (since 1990), the International
                                                       Small Cap Growth Fund (since 1993) and the
                                                       International Growth Fund (since 1994).  She has 10
                                                       years prior investment management experience with
                                                       Collins Associates.

               Ernesto Ramos            2001           Portfolio Manager for the Nicholas-Applegate
                                        (inception)    Worldwide Growth Fund (since 1995), International
                                                       Growth Fund (since 1995), Emerging
                                                       Countries Fund (since 1995) and Latin
                                                       America Fund (since 1995). From
                                                       1994-1995, he was a Research Manager
                                                       for Nicholas-Applegate. He has 14 years
                                                       prior investment management and
                                                       quantitative research experience with
                                                       Batterymarch Financial Management; Bolt
                                                       Beranek & Newman Inc.; and Harvard
                                                       University.

               Larry Speidell           2001           Director of Global/Systematic Portfolio Management
                                        (inception)    and Research for the Nicholas-Applegate Worldwide
                                                       Growth Fund (since 1994), International
                                                       Growth Fund (since 1994), Emerging
                                                       Countries Fund (since 1994), Pacific
                                                       Rim Fund (since 1994) and Latin America
                                                       Fund (since 1994). He has 23 years
                                                       prior investment management experience
                                                       with Batterymarch Financial Management
                                                       and Putnam Management Company.

               Melissa A. Grigolite     2001           Portfolio Manager for the Nicholas-Applegate
                                        (inception)    Worldwide Growth Fund since 1996.  From 1993-1996,
                                                       she was an International Analyst for
                                                       Nicholas-Applegate.  From 1991-1993, she was an
                                                       Account Administrator for Nicholas-Applegate.

Global         Trisha C. Schuster       2001           Portfolio Manager for the Nicholas-Applegate
Healthcare                              (inception)    Large-Cap Growth Fund (since 1998) and Global
                                                       Healthcare Fund (since 1998). She has 4
                                                       years prior investment experience with
                                                       Bel Air Advisors/Bear Stearns and
                                                       Farmers Insurance Company.

Large-Cap      William H. Chenoweth     2001           Portfolio Manager for the Nicholas-Applegate
Growth                                  (inception)    Large-Cap Growth Fund since 1998.  He has 12 years
                                                       prior investment experience with Turner Investment
                                                       Partners, Inc., and Jefferson-Pilot Corporation.

               Andrew B. Gallagher      2001           Portfolio Manager for the Nicholas-Applegate
                                        (inception)    Worldwide Growth Fund (since 1992) and Large-Cap
                                                       Growth Fund (since 1992).  See Above.

               Kenneth H. Lee           2001           Portfolio Manager for the Nicholas-Applegate
                                        (inception)    Large-Cap Growth Fund since 1999.  He has 9 years
                                                       prior investment experience with Wells Fargo Bank
                                                       and Dean Witter Reynolds/Lederer Quantitative
                                                       Research.

               Trisha C. Schuster       2001           See Above.
                                        (inception)

               Evan C. Lundquist        2001           Investment Analyst for the Nicholas-Applegate
                                        (inception)    Large-Cap Growth Fund since 2000.  He has 7 years
                                                       prior experience with First American Asset
                                                       Management, First American Technology Fund team.

               Lianne Nelson            2001           Investment Analyst for the Nicholas-Applegate
                                        (inception)    Large-Cap Growth Fund since 2000.  She has 2 years
                                                       prior experience as an intern with the Adviser.

               Thomas J. Smith          2001           Investment Analyst for the Nicholas-Applegate
                                        (inception)    Large-Cap Growth Fund since 1998.  From 1995-1998,
                                                       he was an Account Administrator for
                                                       Nicholas-Applegate. He has 4 years
                                                       prior investment experience with Wells
                                                       Fargo Bank and Dean Witter Reynolds.

International  Randall S. Kahn          2001
Growth                                  (inception)    See Above.

               Pedro V. Marcal, Jr.     2001           See Above.
                                        (inception)
               Loretta J. Morris        2001           See Above.
                                        (inception)
               Ernesto Ramos            2001           See Above.
                                        (inception)
               Larry Speidell                          See Above.
               Christopher              2001           Portfolio Manager for the Nicholas-Applegate
                                        (inception)    International Growth Fund since

               Angioletti                              1999.  He has 3 years prior investment experience with
                                                       Sterling Johnston Capital Management, Inc.; Volpe, Brown,
                                                       Whelan & Co., LLC; and Oppenheimer & Co. Inc.

               Melissa A. Grigolite     2001
                                        (inception)    See Above.

               Jon Borchardt            2001           Investment Analyst for the Nicholas-Applegate
                                        (inception)    International Growth Fund since 1996.  From
                                                       1994-1996, he was a Senior Account
                                                       Administrator for Nicholas-Applegate.
                                                       He has 5 years prior investment
                                                       management experience with Union Bank.

               David Lopez              2001           Investment Analyst for the Nicholas-Applegate
                                        (inception)    International Growth Fund (since 1996) and Pacific
                                                       Rim Fund (since 1996). In 1999, he was
                                                       responsible for research and portfolio
                                                       analysis for Nicholas-Applegate.

               Rolf Schild              2001           Investment Analyst for the Nicholas-Applegate
                                        (inception)    International Growth Fund since 1997.  He has
                                                       previous investment experience with Raiffeisen Bank,
                                                       Switzerland.

Emerging       Pedro V. Marcal, Jr.     2001           See Above.
Countries                               (inception)
               Ernesto Ramos            2001           See Above.
                                        (inception)
               Larry Speidell           2001           See Above.
                                        (inception)
               Jason Campbell           2001           Portfolio Manager for the Nicholas-Applegate
                                        (inception)    Emerging Countries Fund (since 1998) and Latin

                                                       America Fund (since 1998).  He has prior experience
                                                       with San Diego State University Economics Department.
               Jessica Goncalves        2001           Portfolio Manager for the Nicholas-Applegate
                                        (inception)    Emerging Countries Fund since 1999.  From 1997-1999,
                                                       she was an Assistant Portfolio Manager
                                                       for Nicholas-Applegate. From 1996-1997,
                                                       she was an Investment Analyst for
                                                       Nicholas-Applegate. From 1995-1996, she
                                                       was an Investment Assistant for
                                                       Nicholas-Applegate. She has 3 years
                                                       prior experience with Eaton Vance
                                                       Management and Union Capital Advisors.

               John Casarietti          2001           Investment Analyst for the Nicholas-Applegate
                                        (inception)    Emerging Countries Fund since 2000.  From 1998-2000,
                                                       he was an International Account
                                                       Administrator for Nicholas-Applegate.
                                                       He has 4 years prior experience with
                                                       Interbank Funding Group and Barron
                                                       Chase Securities.

               Rebecca K. Hagstrom      2001           Investment Analyst for the Nicholas-Applegate
                                        (inception)    Emerging Countries Fund since 2000.She has 5 years
                                                       prior experience with Prudential Global Asset
                                                       Management; Prudential Capital Group and Prudential
                                                       Realty Group

               Theodora Jamison         2001           Investment Analyst for the Nicholas-Applegate
                                        (inception)    Emerging Countries Fund (since 1999) and Latin
                                                       America Fund (since 1999). She has 2 years prior
                                                       investment experience with Donaldson, Lufkin &
                                                       Jenrette and A.G. Edwards & Sons Inc.

               Andrew C. Parmet         2001           Investment Analyst for the Nicholas-Applegate
                                        (inception)    Emerging Countries Fund (since 1999) and Pacific Rim
                                                       Fund (since 1999).  He has 6 years prior investment
                                                       experience with Indosuez W.I. Carr Securities;
                                                       Natwest Securities Corp.; United Malayan Banking
                                                       Corporation Securities Ltd.; and Jardine Fleming
                                                       Securities Ltd.

Pacific Rim    Randall S. Kahn          2001           See Above.
                                        (inception)
               Pedro V. Marcal, Jr.     2001           See Above.
                                        (inception)
               Larry Speidell           2001           See Above.
                                        (inception)
               Charles Cosmo            2001           Investment Analyst for the Nicholas-Applegate
               D'Agostino, Jr.          (inception)    Pacific Rim Fund  since 1999.  He has 5 years prior
                                                       experience with Credit Lyonnais Securities Asia
               David Lopez              2001           See Above.
                                        (inception)
               Andrew C. Parmet         2001           See Above.
                                        (inception)

Latin America  Ernesto Ramos            2001           See Above.
                                        (inception)
               Larry Speidell           2001           See Above.
                                        (inception)
               Jason Campbell           2001           See Above.
                                        (inception)
               Theodora Jamison         2001           See Above.
                                        (inception)


Adviser/Sub-Adviser
Relationship
Shareholders of each Fund have approved a proposal permitting PIMCO Advisors to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors. PIMCO Advisors has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor
The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stanford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

Investment Options-- Class A, B and C Shares
The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A Shares
 .    You pay an initial sales charge of up to 5.50% when you buy Class A shares.
The sales charge is deducted from your investment so that not all of your purchase payment is invested.

 .    You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

 .    Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

 .    You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares
 .    You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

 .    You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

 .    Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

 .    Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C Shares
 .    You pay an initial sales charge of up to 1% when you buy Class C shares.
The sales charge is deducted from your investment so that not all of your purchase payment is invested.*

 .    You normally pay a CDSC of 1% if you redeem Class C shares during the first
18 months after your initial purchase.** The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

 .    Class C shares are subject to higher 12b-1 fees than Class A shares.
Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

 .    Class C shares do not convert into any other class of shares. Because Class
B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.

*There will be no initial sales charge when you buy Class C shares of PIMCO Large-Cap Growth Fund. For PIMCO Large-Cap Growth Fund only, the full amount of your purchase payment is invested initially.
**For PIMCO Large-Cap Growth Fund only, you normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase.

The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges-- Class A  and Class C Shares
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A or Class C shares of the Funds (except for Class C shares of PIMCO Large-Cap Growth Fund) is the net asset value ("NAV") of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A or Class C shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

Class A Shares (All Funds)
--------------------------
-------------------------------------------------------------------
                                 Initial Sales    Initial Sales
                                 Charge           Charge
Amount of                        as % of Net      as % of Public
Purchase                         Amount Invested  Offering Price
-------------------------------------------------------------------
$0-$49,999                       5.82%            5.50%
-------------------------------------------------------------------
$50,000-$99,999                  4.71%            4.50%
-------------------------------------------------------------------
$100,000-$249,999                3.63%            3.50%
-------------------------------------------------------------------
$250,000-$499,999                2.56%            2.50%
-------------------------------------------------------------------
$500,000-$999,999                2.04%            2.00%
-------------------------------------------------------------------
$1,000,000 +                     0.00%*           0.00%*
-------------------------------------------------------------------

*As shown, investors that purchase $1,000,000 or more of any Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

Class C Shares (All Funds except Large-Cap Growth Fund)
-------------------------------------------------------

-------------------------------------------------------------------
                              Initial Sales       Initial Sales
                              Charge              Charge
Amount of                     as % of Net         as % of Public
Purchase                      Amount Invested     Offering Price
-------------------------------------------------------------------
$0-$49,999                    1.01%               1.00%
-------------------------------------------------------------------
$50,000-$99,999               0.51%               0.50%
-------------------------------------------------------------------
$100,000+                     0.00%               0.00%
-------------------------------------------------------------------

Contingent Deferred Sales Charges (CDSCs) -- Class B and Class C Shares
-----------------------------------------------------------------------

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules.

Class B Shares                      Percentage Contingent
Years Since Purchase                Deferred Sales Charge
Payment was Made

First                               5
Second                              4
Third                               3
Fourth                              3
Fifth                               2
Sixth                               1

Seventh                             0
Eighth                              0*

*After the eighth year, Class B shares convert into Class A shares.

Class C Shares                      Percentage Contingent
Months Since Purchase               Deferred Sales Charge
Payment was Made*
18                                  1
Thereafter                          0

*For PIMCO Large-Cap Growth Fund only, there is a 1% Contingent Deferred Sales Charge for redemptions within the first 12 months and 0% for redemptions made thereafter.

CDSCs on Class A Shares
Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

How CDSCs are Calculated
[A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

For instance, the following example illustrates the operation of the Class B
CDSC:

 .    [  ]

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.] [Subject to change.]

Reductions and Waivers of Initial Sales Charges and CDSCs
The initial sales charges on Class A and Class C shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Distribution and Servicing (12b-1) Plans
The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

---------------------------------------------------
                          Servicing    Distribution
All Funds                 Fee          Fee
---------------------------------------------------
Class A                   0.25%        None
---------------------------------------------------
Class B                   0.25%        0.75%
---------------------------------------------------
Class C                   0.25%        0.75%
---------------------------------------------------

Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

How Fund Shares Are Priced

The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Worldwide Growth, International Growth, Emerging Countries, Pacific Rim, Latin America and Global Healthcare Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO Funds Shareholders' Guide

More detailed information about the Trust's purchase, sale and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders' Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

 .   Automated telephone and wire transfer procedures

 .   Automatic purchase, exchange and withdrawal programs

 .   Programs that establish a link from your Fund account to your bank account

 .   Special arrangements for tax-qualified retirement plans

 .   Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares

 .   Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Funds in the following ways:

 . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

 . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

PIMCO Funds Distributors LLC
P.O. Box 9688
Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums

The following investment minimums apply for purchases of Class A, Class B and Class C shares.

-----------------------------------------------
Initial Investment    Subsequent Investments
-----------------------------------------------
$2,500 per Fund       $100 per Fund
-----------------------------------------------

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below and/or in the applicable Funds' or series' prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds: Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

 . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

 . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

(3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

 . Telephone requests to the Transfer Agent
 . PIMCO Funds Automated Telephone System (ATS)

 . Expedited wire transfers
 . Automatic Withdrawal Plan
 . PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of Redemption Payments

Although the Fund may take up to seven days to send you the proceeds from your redemption, redemption proceeds will normally be mailed on the business day following the redemption. In the case of wire transfer or Fund Link redemptions, redemption proceeds will normally be sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, you must have "Signature Guaranteed" stamped under your signature and guaranteed by an institution participating in a "medallion" signature guarantee program. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Prospectus or a new supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds' signature guarantee requirements.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record. Each Fund intends to declare and distribute income dividends to shareholders of record at least annually.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

 . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

 . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

 . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

Tax Consequences

 . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

 . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

 . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the Funds that invest in non-U.S. securities may be entitled to claim a credit or deduction with respect to foreign taxes.

This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities
and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Adviser and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income Securities and Defensive Strategies

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities. The Funds will invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of the Funds may invest a portion of its assets in fixed income securities. The Funds may temporarily hold up to 100% of their assets in short-term U.S. Government Securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The Worldwide Growth, Global Healthcare, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may also hold up to 100% of their assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes.

To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

These temporary defensive strategies would be inconsistent with the investment objectives and principal investment strategies of the Funds and may adversely affect the Funds' ability to achieve their investment objectives.

Companies With Smaller Market Capitalizations

Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Worldwide Growth, Global Healthcare, Emerging Countries, Pacific Rim and Latin America Funds generally have substantial exposure to this risk.

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial Public Offerings

The Funds, particularly the Global Healthcare Fund, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions fewer companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign (non-U.S.) Securities

The Worldwide Growth, International Growth, Emerging Countries and Global Healthcare Funds invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Pacific Rim Fund invests principally in equity securities of companies located within the Pacific Rim. The Latin America Fund invests principally in equity securities of companies located in Latin American countries. The Large-Cap Growth Fund may invest up to [ ]% of its assets in non-U.S. securities.

All of the Funds may invest in American Depository Receipts (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market Securities

Each of the Funds may invest in securities of issuers based in or that trade principally in countries with developing (or "emerging market") economies. The Emerging Countries, Pacific Rim and Latin America Funds normally invest most of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Special Risks of Investing in Russian and Other Eastern European Securities. The Worldwide Growth, International Growth, Emerging Countries and Global Healthcare Funds may each invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Worldwide Growth, International Growth, Emerging Countries, Pacific Rim, Latin America and Global Healthcare Funds are particularly sensitive to this risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions. The Worldwide Growth, International Growth, Emerging Countries, Pacific Rim, Latin America and Global Healthcare Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

The Worldwide Growth, International Growth, Emerging Countries, Pacific Rim, Latin America and Global Healthcare Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. These Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate Debt Securities

Each Fund may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives

Each Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its non-principal investment strategy. The Funds may also use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-Linked Securities

Each Fund may invest in up to [15%] of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign (non-U.S.) Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit Ratings and Unrated Securities

The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Adviser do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield Securities

Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield securities" or "junk bonds." Each of the Funds may invest in these securities as a non-principal investment strategy. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.



Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend up to 30% of its total assets to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements And Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Investment in Other Investment Companies

The Funds may invest up to [__]% of its assets in securities of other investment companies, such as closed-end management investment companies and exchange traded funds, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The Worldwide Growth, International Growth and Emerging Countries Funds are expected to have portfolio turnover rates greater than 200%. The Large-Cap Growth, Pacific Rim and Global Healthcare Funds are expected to have portfolio turnover rates greater than 300%. The Latin America Fund is expected to have a portfolio turnover rate greater than 400%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes in Investment Objectives and Policies

Unless otherwise noted herein, the investment objective of each of the Funds described in this Prospectus may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

In addition to the risks described under "Summary of Principal Risks" above and in this section, each of the Funds are newly formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Financial Highlights

Since the Funds recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable.

PIMCO Funds: Multi-Manager Series

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

PIMCO Funds Distributors LLC
2187 Atlantic Street
Stamford, Connecticut 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.



LOGO


File No. 811-6161

PIMCO Funds Prospectus

PIMCO Funds:
 Multi-Manager Series

[           ], 2001

Share Class D

This Prospectus describes 7 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors L.P. and its investment management affiliate, Nicholas-Applegate Capital Management. As of [ ], PIMCO Advisors and its affiliates managed approximately [ ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

--------------------------------------------------------------------------------
                 Summary Information.......................................
--------------------------------------------------------------------------------
                 Fund Summaries
--------------------------------------------------------------------------------
                       Worldwide Growth Fund...............................
--------------------------------------------------------------------------------
                       Global Healthcare Fund..............................
--------------------------------------------------------------------------------
                       Large-Cap Growth Fund...............................
--------------------------------------------------------------------------------
                       International Growth Fund...........................
--------------------------------------------------------------------------------
                       Emerging Countries Fund.............................
--------------------------------------------------------------------------------
                       Pacific Rim Fund....................................
--------------------------------------------------------------------------------
                       Latin America Fund..................................
--------------------------------------------------------------------------------
                 Summary of Principal Risks................................
--------------------------------------------------------------------------------
                 Prior Nicholas-Applegate Performance Information..........
--------------------------------------------------------------------------------
                 Management of the Funds...................................
--------------------------------------------------------------------------------
                 How Fund Shares Are Priced................................
--------------------------------------------------------------------------------
                 How to Buy and Sell Shares................................
--------------------------------------------------------------------------------
                 Fund Distributions........................................
--------------------------------------------------------------------------------
                 Tax Consequences..........................................
--------------------------------------------------------------------------------
                 Characteristics and Risks of Securities and Investment
                 Techniques................................................
--------------------------------------------------------------------------------
                 Financial Highlights......................................
--------------------------------------------------------------------------------

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

-----------------------------------------------------------------------------------------------------------
                                                                       Approximate  Approximate
               PIMCO          Investment         Main                  Number of    Capitalization
               Fund           Objective          Investments           Holdings     Range
-----------------------------------------------------------------------------------------------------------
Global Stock   Worldwide      Maximum long-term  Equity securities of  [   ]        All
Funds          Growth         capital            issuers located in at              Capitalizations
                              appreciation       least three different
                                                 countries
-----------------------------------------------------------------------------------------------------------
               Global         Maximum long-term  Healthcare sector     [   ]        All
               Healthcare     capital            equity securities                  Capitalizations
                              appreciation
-----------------------------------------------------------------------------------------------------------
U.S. Stock     Large-Cap      Long-term capital  Large capitalization  [   ]        More than [$8.3]
Funds          Growth         appreciation       equity securities                  billion
-----------------------------------------------------------------------------------------------------------
International  International  Maximum long-term  Large capitalization  [   ]        More than [$5]
Stock          Growth         capital            equity securities of               billion
Funds                         appreciation       issuers located in at
                                                 least three different
                                                 countries
-----------------------------------------------------------------------------------------------------------
               Emerging       Maximum long-term  Equity securities of  [   ]        All
               Countries      capital            companies located in               Capitalizations
                              appreciation       countries with
                                                 emerging securities
                                                 markets
-----------------------------------------------------------------------------------------------------------
               Pacific Rim    Long-term growth   Equity securities of  [   ]        All
                              of capital         Pacific Rim companies              Capitalizations
-----------------------------------------------------------------------------------------------------------
               Latin          Long-term growth   Equity securities of  [   ]        All
               America        of capital         Latin American                     Capitalizations
                                                 companies
-----------------------------------------------------------------------------------------------------------

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

It is possible to lose money on investments in the Funds. The fact that a Fund had good performance in the past is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO Worldwide Growth Fund

Principal Investments and Strategies

-----------------------------------------------------------------------------------------------
Investment Objective              Fund Focus                      Approximate Capitalization
Seeks maximum long-term capital   Equity securities of            Range
appreciation                      companies located throughout    All Capitalizations
                                  the world
-----------------------------------------------------------------------------------------------
Fund Category                     Approximate Number of           Dividend Frequency
Global Stocks                     Holdings                        At least annually
                                  [    ]
-----------------------------------------------------------------------------------------------

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the United States.

In making investment decisions for the Fund, the portfolio managers focus on a "bottom-up" analysis of the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund may invest in emerging markets.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in U.S. and non-U.S. domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Foreign (non-U.S.) Investment Risk  . Currency Risk            . Smaller Company Risk
 . Emerging Markets Risk               . Growth Securities Risk   . Turnover Risk
 . Credit Risk                                                    . Management Risk
 . Market Risk                                                    . Liquidity Risk
 . Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

-----------------------------------------------------------------------------------------------------------------------
                                    Distribution
                                    and/or Service                  Total Annual                    Net Fund
                      Advisory      (12b-1)          Other          Fund Operating   Expense        Operating
                      Fees          Fees/(1)/        Expenses/(2)/  Expenses         Reduction/(3)/ Expenses/(3)/
-----------------------------------------------------------------------------------------------------------------------
 Class D              0.65%         0.25%            [0.65]%        [1.55]%          [(0.05)]%      1.50%
-----------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.05]% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.

(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.50% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

--------------------------------------------
                    Year 1       Year 3
--------------------------------------------
 Class D             [   ]       [   ]
--------------------------------------------

(1) The Examples are based on the Net Fund Operating Expenses shown above.

PIMCO Global Healthcare Fund

Principal Investments and Strategies

-----------------------------------------------------------------------------------------------
Investment Objective              Fund Focus                      Approximate Capitalization
Seeks maximum long-term capital   Equity securities of the        Range
appreciation                      healthcare sector               All Capitalizations
-----------------------------------------------------------------------------------------------
Fund Category                     Approximate Number of           Dividend Frequency
Global Stocks                     Holdings                        At least annually
                                  [   ]
-----------------------------------------------------------------------------------------------


The Fund seeks to achieve its investment objective by normally investing at least [80%] of its assets in healthcare sector equity securities. Normally, the Fund will invest at least 65% of its assets in the equity securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. The Fund may invest in emerging markets. Because the Fund is "non-diversified," it may invest a significant portion of its assets in the securities of a single issuer, or in a small number of issuers.

The Fund invests primarily in the equity securities of U.S. and foreign companies with business operations in the healthcare and healthcare-related industries. The Fund considers the healthcare sector to include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products and companies that own or operate healthcare facilities). Such companies derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the healthcare sector.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in U.S. and non-U.S. domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Foreign (non-U.S.) Investment Risk  . Currency Risk            . Smaller Company Risk
 . Emerging Markets Risk               . Growth Securities Risk   . Management Risk
 . Credit Risk                                                    . Turnover Risk.
 . Market Risk                                                    . Liquidity Risk
 . Issuer Risk                                                    . Focused Investment Risk
 . Healthcare Related Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)               None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

-----------------------------------------------------------------------------------------------------------------------
                                    Distribution
                                    and/or Service                  Total Annual                    Net Fund
                      Advisory      (12b-1)          Other          Fund Operating   Expense        Operating
                      Fees          Fees/(1)/        Expenses/(2)/  Expenses         Reduction/(3)/ Expenses/(3)/
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
 Class D               0.70%        0.25%            [0.65]%        [1.60]%          [(0.05)]%      1.55 %
-----------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.05]% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.

(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.55% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

-----------------------------------------
                    Year 1       Year 3
-----------------------------------------
 Class D            [   ]        [   ]
-----------------------------------------

(1) The Examples are based on the Net Fund Operating Expenses shown above.

PIMCO Large-Cap Growth Fund

Principal Investments
and Strategies

-----------------------------------------------------------------------------------------------
Investment Objective              Fund Focus                      Approximate Capitalization
Seeks long-term capital           Equity securities in U.S.       Range
appreciation                      companies with large market     More than $8.3 billion
                                  capitalizations
-----------------------------------------------------------------------------------------------
Fund Category                     Approximate Number of Holdings  Dividend Frequency
 U.S. Stocks                      [   ]                           At least annually

-----------------------------------------------------------------------------------------------

The Fund seeks to achieve its investment objective by normally investing at least 80% of its total assets in large capitalization equity securities. The Fund invests primarily in U.S. stocks. Generally, the Sub-Adviser defines "large capitalization" companies as those with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase. As of June 30, 2000 the upper 90% of the Russell 1000 Growth Index included companies with market capitalizations of $8.3 billion and above. The capitalization of companies held by the fund may fluctuate greatly as the market moves upwards or downwards.

In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Market Risk              . Management Risk        . Credit Risk
 . Issuer Risk              . Turnover Risk
 . Growth Securities Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):


-----------------------------------------------------------------------------------------------------------------------
                                    Distribution
                                    and/or Service                  Total Annual                    Net Fund
                      Advisory      (12b-1)          Other          Fund Operating   Expense        Operating
                      Fees          Fees/(1)/        Expenses/(2)/  Expenses         Reduction/(3)/ Expenses/(3)/
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
 Class D               0.55%        0.25%            [0.55]%        [1.35]%          [(0.05)]%      1.30 %
-----------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.05]% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.

(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.30% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

-------------------------------------------
                    Year 1       Year 3
-------------------------------------------
 Class D            [   ]        [   ]
-------------------------------------------

(1) The Examples are based on the Net Fund Operating Expenses shown above.

PIMCO International Growth Fund

Principal Investments and Strategies

-----------------------------------------------------------------------------------------------
Investment Objective              Fund Focus                      Approximate Capitalization
Seeks maximum long-term capital   Large capitalization equity     Range
appreciation                      securities of issuers in at     More than [$5] billion
                                  least three different countries
-----------------------------------------------------------------------------------------------
Fund Category                     Approximate Number of           Dividend Frequency
International Stocks              Holdings                        At least annually
                                  [   ]
-----------------------------------------------------------------------------------------------

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. Although the Fund invests at least 65% of its assets in companies located in at least three countries outside of the United States, the Fund may also invest up to 35% of its assets in U.S. companies. The Fund may invest in emerging markets.

The Fund invests primarily in large capitalization companies located in over 50 countries worldwide. The Fund's Sub-Adviser defines large capitalization stocks as those whose stock market capitalizations are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in each country. As of [June 30, 2000], for investments in U.S. stocks this meant companies with market capitalizations greater than U.S. [$5] billion (measured at the time of purchase). In non-U.S. markets, the capitalization range for large capitalization stocks will generally be lower than that of the U.S. The market capitalization ranges of the large capitalization stocks in which the Fund invests may fluctuate greatly due to changing currency values, differences in the size of the respective economies, and movements in the local stock markets.

In making investment decisions for the Fund, the portfolio managers focus on a "bottom-up" analysis of the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in U.S. and non-U.S. domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Foreign (non-U.S.) Investment Risk  . Currency Risk            . Smaller Company Risk
 . Emerging Markets Risk               . Growth Securities Risk   . Turnover Risk
 . Credit Risk                                                    . Management Risk
 . Market Risk                                                    . Liquidity Risk
 . Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

------------------------------------------------------------------------------------------------------------------
                                   Distribution
                                   and/or Service                 Total Annual                     Net Fund
                      Advisory     (12b-1)         Other          Fund Operating   Expense         Operating
                      Fees         Fees/(1)/       Expenses/(2)/  Expenses         Reduction/(3)/  Expenses/(3)/
------------------------------------------------------------------------------------------------------------------
 Class D              0.75%          0.25%        [0.75]%         [1.75]%          [(0.05)]%       1.70%
------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.95% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.05]% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.

(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.70% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

-------------------------------------------
                    Year 1       Year 3
-------------------------------------------
 Class D            [   ]        [   ]
-------------------------------------------

(1) The Examples are based on the Net Fund Operating Expenses shown above.

PIMCO Emerging Countries Fund

Principal Investments and Strategies

-----------------------------------------------------------------------------------------------
                                  Fund Focus
                                  Equity securities of
Investment Objective              companies located in            Approximate Capitalization
Seeks maximum long-term capital   countries with emerging         Range
appreciation                      securities markets              All Capitalizations
-----------------------------------------------------------------------------------------------
Fund Category                     Approximate Number of           Dividend Frequency
International Stocks              Holdings                        At least annually
                                  [   ]
-----------------------------------------------------------------------------------------------

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies located in countries with emerging securities markets. Normally, at least 65% of the Fund's assets will be invested in companies located in at least three non-U.S. countries with emerging securities markets.

The portfolio managers invest primarily in stocks of companies located in countries with securities markets which in their opinion are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. These are markets which have yet to reach a level of maturity associated with developed non-U.S. stock markets, especially in terms of participation by investors. The portfolio managers currently select portfolio securities from an investment universe of approximately 6,000 non-U.S. companies in over 35 emerging markets.

The portfolio managers seek companies in the early stages of development, believed to be undergoing a basic change in operations. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in U.S. and non-U.S. domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Foreign (non-U.S.) Investment Risk  . Currency Risk            . Smaller Company Risk
 . Emerging Markets Risk               . Growth Securities Risk   . Turnover Risk
 . Credit Risk                         . Leveraging Risk          . Management Risk
 . Market Risk                         . Derivatives Risk         . Liquidity Risk
 . Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance  Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

-------------------------------------------------------------------------------------------------------------------
                                    Distribution
                                    and/or Service                   Total Annual                    Net Fund
                      Advisory      (12b-1)           Other          Fund Operating  Expense         Operating
                      Fees          Fees/(1)/         Expenses/(2)/  Expenses        Reduction/(3)/  Expenses/(3)/
-------------------------------------------------------------------------------------------------------------------
 Class D               0.90%         0.25%            [0.75]%        [1.90]%         [(0.05)]%       1.85%
-------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.95% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.05]% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.

(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.85% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


------------------------------------------
                    Year 1       Year 3
------------------------------------------
 Class D            [   ]        [   ]
------------------------------------------


(1) The Examples are based on the Net Fund Operating Expenses shown above.

PIMCO Pacific Rim Fund

Principal Investments and Strategies

-----------------------------------------------------------------------------------------------
Investment Objective              Fund Focus                      Approximate Capitalization
Seeks long-term growth of         Equity securities of Pacific    Range
capital                           Rim companies                   All Capitalizations
-----------------------------------------------------------------------------------------------
Fund Category                     Approximate Number of           Dividend Frequency
International Stocks              Holdings                        At least annually
                                  [   ]
-----------------------------------------------------------------------------------------------

The Fund seeks to achieve its investment objective by normally investing at least [80%] of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for a class of their securities is in a Pacific Rim country.

The Fund intends to invest at least 65% of its assets in securities of issuers located in at least three Pacific Rim countries. The portfolio managers consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above average capital appreciation.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in U.S. and non-U.S. domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Foreign (non-U.S.) Investment Risk  . Currency Risk            . Smaller Company Risk
 . Emerging Markets Risk               . Growth Securities Risk   . Management Risk
 . Credit Risk                         . Leveraging Risk          . Turnover Risk
 . Market Risk                         . Derivatives Risk         . Liquidity Risk
 . Issuer Risk                                                    . Focused Investment Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)                 None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

-------------------------------------------------------------------------------------------------------------------
                                    Distribution
                                    and/or Service                  Total Annual    Net Fund
                      Advisory      (12b-1)          Other          Fund Operating  Expense         Operating
                      Fees          Fees/(1)/        Expenses/(2)/  Expenses        Reduction/(3)/  Expenses/(3)/
-------------------------------------------------------------------------------------------------------------------
 Class D               0.75%         0.25%           [0.75]%        [1.75]%         [(0.05)]%       1.70%
-------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.95% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.05]% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.

(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.70% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

--------------------------------------------
                    Year 1       Year 3
--------------------------------------------
 Class D            [   ]        [   ]
--------------------------------------------


(1) The Examples are based on the Net Fund Operating Expenses shown above.

PIMCO Latin America Fund

Principal Investments and Strategies

-----------------------------------------------------------------------------------------------
Investment Objective              Fund Focus                      Approximate Capitalization
Seeks long-term growth of         Equity securities of  Latin     Range
capital                           American companies              All Capitalizations
-----------------------------------------------------------------------------------------------
Fund Category                     Approximate Number of           Dividend Frequency
International Stocks              Holdings                        At least annually
                                  [   ]
-----------------------------------------------------------------------------------------------

The Fund seeks to achieve its investment objective by normally investing at least [80%] of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Latin American countries; (ii) they are organized under the laws of a Latin American country; (iii) they maintain 50% or more of their assets in one or more Latin American countries; or (iv) the principal trading market for a class of their securities is in a Latin American country.

The Fund considers Mexico and the nations of South America, the Caribbean and Central America to be Latin American countries. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer or in a small number of issuers.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in U.S. and non-U.S. domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Foreign (non-U.S.) Investment Risk  . Currency Risk            . Smaller Company Risk
 . Emerging Markets Risk               . Growth Securities Risk   . Management Risk
 . Credit Risk                         . Leveraging Risk          . Turnover Risk
 . Market Risk                         . Derivatives Risk         . Liquidity Risk
 . Issuer Risk                                                    . Focused Investment Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)              None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

------------------------------------------------------------------------------------------------------------------
                                    Distribution
                                    and/or Service                 Total Annual                    Net Fund
                       Advisory     (12b-1)         Other          Fund Operating   Expense        Operating
                       Fees         Fees/(1)/       Expenses/(2)/  Expenses         Reduction/(3)/ Expenses/(3)/
------------------------------------------------------------------------------------------------------------------
 Class D               0.90%        0.25%           [0.75]%        [1.90]%          [(0.05)]%      1.85%
------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.95% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.05]% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.

(3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.85% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

--------------------------------------------
                    Year 1       Year 3
--------------------------------------------
 Class D            [   ]        [   ]
--------------------------------------------


(1) The Examples are based on the Net Fund Operating Expenses shown above.

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Growth Securities Risk

The Funds emphasize investments in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller Company Risk

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Worldwide Growth, Emerging Countries, Pacific Rim and Latin America Funds generally have substantial exposure to this risk.

IPO Risk

The Funds, particularly the Global Healthcare Fund, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Sector Specific Risks

In addition to other risks, Funds that invest a substantial portion of their assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

        Healthcare Related Risk

        The Global Healthcare Fund concentrates its investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

Foreign (non-U.S.) Investment Risk

Funds that invest in foreign securities, and particularly the Worldwide Growth, International Growth, Emerging Countries, Pacific Rim, Latin America and Global Healthcare Funds, may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or narrowly defined area such as the Pacific Rim or Latin America, it will generally have more exposure to regional economic risks associated with foreign investments, because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Emerging Countries, Pacific Rim and Latin America Funds will invest primarily in emerging markets. The Worldwide Growth, International Growth and Global Healthcare Funds may also invest significant portions of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk

Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Worldwide Growth, International Growth, Emerging Countries, Pacific Rim, Latin America and Global Healthcare Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries or foreign currencies or regions increases risk. Funds, such as the Latin America and Global Healthcare Funds, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may from time to time have greater risk to the extent it invests a substantial portion of its assets in companies in related industries such as "financial and business services," "technology," or "healthcare," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. All of the Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Turnover Risk

A change in the securities held by a Fund is known as "portfolio turnover." The Worldwide Growth, International Growth and Emerging Countries Funds are expected to have portfolio turnover rates greater than 200%. The Large-Cap Growth, Pacific Rim and Global Healthcare Funds are expected to have portfolio turnover rates greater than 300%. The Latin America Fund is expected to have a portfolio turnover rate greater than 400%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk

All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk
Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, Nicholas-Applegate Capital Management and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Prior Nicholas-Applegate Performance Information

The following tables set forth historical performance information for the Nicholas-Applegate Worldwide Growth, Global Health Care, Large Cap Growth, International Core Growth, Emerging Countries, Pacific Rim and Latin America Funds (the "Nicholas-Applegate Funds"), which are mutual funds managed by Nicholas-Applegate Capital Management that have substantially identical investment objectives, policies, strategies and investment restrictions as the PIMCO Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds, respectively (the "Pimco Funds"). [The tables also show historical performance of institutional accounts managed with investment objectives, policies, strategies and risks similar to the Funds' (the "Nicholas-Applegate Composites").]




The composite data is provided to illustrate the past performance of Nicholas-Applegate in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of Nicholas-Applegate Capital Management. The PIMCO Funds are newly organized and have no performance record of their own.

     The Nicholas-Applegate Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"/1/), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes.
Custodial fees, if any, were not included in the calculation. The Nicholas-Applegate Composites include all actual, fee-paying, discretionary institutional private accounts managed by Nicholas-Applegate that have investment objective, policies, strategies and risks substantially similar to those of the respective PIMCO Fund.

     Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

     The institutional private accounts that are included in the Nicholas-Applegate Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Nicholas-Applegate Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had been regulated as investment companies under the federal securities laws. Similarly, the Nicholas-Applegate Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower.

     The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Fund and Nicholas-Applegate Composite, and a broad-based securities market index as of March 31, 2001.

                             Worldwide Growth Fund

----------------------------------------------------------------------------------------------
          Year         Nicholas-Applegate Worldwide  Nicholas-Applegate            MSCI
                               Growth Fund               Composite              Index /(1)/
----------------------------------------------------------------------------------------------
          1994                     2.99%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
          1995                    15.35%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
          1996                    18.51%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
          1997                    17.93%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
          1998                    37.98%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
          1999                    86.77%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
          2000                   -25.27%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
         1 year                  -25.27%                   [ ]                   -13.17%
----------------------------------------------------------------------------------------------
        5 years                   21.90%                   [ ]                    12.12%
----------------------------------------------------------------------------------------------
  Since Inception /(2)/           18.34%                   [ ]                    12.39%
----------------------------------------------------------------------------------------------

    (1) Morgan Stanley Capital International (MSCI) World Index is an unmanaged total return performance benchmark. It consists of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The Index is unmanaged.
    (2) April 19, 1993.

_______________________________

/1/ AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

                            Global Healthcare Fund

-------------------------------------------------------------------------------------------------------------
          Year            Nicholas-Applegate Global Healthcare     Nicholas-Applegate         Russell 3000
                                         Fund                          Composite              Healthcare
                                                                                              Index /(1)/
-------------------------------------------------------------------------------------------------------------
          2000                          96.17%                            [ ]                     [ ]
-------------------------------------------------------------------------------------------------------------
         1 year                         96.17%                            [ ]                    34.36%
-------------------------------------------------------------------------------------------------------------
  Since Inception /(2)/                129.38%                            [ ]                    21.74%
-------------------------------------------------------------------------------------------------------------

    (1) The unmanaged Russell 3000 Healthcare Index tracks the performance of companies involved in medical services or healthcare in the Russell 3000 Index. The healthcare sector is composed of biotechnology research and productions, drugs, hospital supplies, medical services and miscellaneous healthcare industries.
    (2) August 31, 1999.


                             Large-Cap Growth Fund

-------------------------------------------------------------------------------------------------------------
          Year                Nicholas-Applegate Large-Cap       Nicholas-Applegate       Russell 1000 Growth
                                      Growth Fund                    Composite              Index /(1)/
-------------------------------------------------------------------------------------------------------------
          1997                           46.07%                           [ ]                     [ ]
-------------------------------------------------------------------------------------------------------------
          1998                           60.80%                           [ ]                     [ ]
-------------------------------------------------------------------------------------------------------------
          1999                           96.11%                           [ ]                     [ ]
-------------------------------------------------------------------------------------------------------------
          2000                          -23.98%                           [ ]                     [ ]
-------------------------------------------------------------------------------------------------------------
         1 year                         -23.98%                           [ ]                   -22.42%
-------------------------------------------------------------------------------------------------------------
  Since Inception /(2)/                  36.29%                           [ ]                    16.42%
-------------------------------------------------------------------------------------------------------------

    (1) The Russell 1000 Growth is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth is considered generally representative of the market for large capitalization stocks.
    (2) December 27, 1996.


                           International Growth Fund

------------------------------------------------------------------------------------------------------------
          Year              Nicholas-Applegate International     Nicholas-Applegate          MSCI EAFE
                                      Growth Fund                    Composite              Index /(1)/
------------------------------------------------------------------------------------------------------------
          1997                           30.63%                          [ ]                     [ ]
------------------------------------------------------------------------------------------------------------
          1998                           21.54%                          [ ]                     [ ]
------------------------------------------------------------------------------------------------------------
          1999                           69.07%                          [ ]                     [ ]
------------------------------------------------------------------------------------------------------------
          2000                          -23.08%                          [ ]                     [ ]
------------------------------------------------------------------------------------------------------------
         1 year                         -23.08%                          [ ]                   -14.17%
------------------------------------------------------------------------------------------------------------
  Since Inception /(2)/                  20.10%                          [ ]                    7.33%
------------------------------------------------------------------------------------------------------------

    (1) The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and the Far East. It is not possible to invest directly in the index.
    (2) December 27, 1996.

                            Emerging Countries Fund

-------------------------------------------------------------------------------------------------------------
          Year            Nicholas-Applegate Emerging Countries     Nicholas-Applegate          MSCI EMF
                                          Fund                          Composite              Index /(1)/
--------------------------------------------------------------------------------------------------------------
          1995                            6.96%                            [ ]                     [ ]
--------------------------------------------------------------------------------------------------------------
          1996                           28.08%                            [ ]                     [ ]
--------------------------------------------------------------------------------------------------------------
          1997                           10.12%                            [ ]                     [ ]
--------------------------------------------------------------------------------------------------------------
          1998                          -21.22%                            [ ]                     [ ]
--------------------------------------------------------------------------------------------------------------
          1999                           78.96%                            [ ]                     [ ]
--------------------------------------------------------------------------------------------------------------
          2000                          -35.00%                            [ ]                     [ ]
--------------------------------------------------------------------------------------------------------------
         1 year                         -35.00%                            [ ]                   -30.61%
--------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
        5 years                   5.26%                    [ ]                    -4.17%
----------------------------------------------------------------------------------------------
  Since Inception /(2)/           4.54%                    [ ]                    -5.29%
----------------------------------------------------------------------------------------------

     (1) The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF) is composed of companies representative of the market structure of 22 emerging market countries in Europe, Latin America and the Pacific Basin. The Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The Index is unmanaged.
     (2) November 28, 1994.

                               Pacific Rim Fund

----------------------------------------------------------------------------------------------
          Year               Nicholas-Applegate
                               Pacific Rim        Nicholas-Applegate           MSCI Pacific
                                   Fund               Composite                 Index /(1)/
----------------------------------------------------------------------------------------------
          1998                    -6.56%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
          1999                   142.44%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
          2000                   -26.44%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
         1 year                  -26.44%                   [ ]                   -25.78%
----------------------------------------------------------------------------------------------
  Since Inception /(2)/           18.56%                   [ ]                    5.96%
----------------------------------------------------------------------------------------------

     (1) The Morgan Stanley Capital International Pacific Index (MSCI Pacific) is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin, including Australia, Hong Kong, Japan, Malaysia, New Zealand, and Singapore. The Index is calculated without dividends or with gross dividends r einvested in both U.S. dollars and local currency. The Index is unmanaged.
     (2) December 31, 1997.

                              Latin America Fund

----------------------------------------------------------------------------------------------
          Year               Nicholas-Applegate
                                Latin America       Nicholas-Applegate      MSCI Latin America
                                   Fund                 Composite               Index /(1)/
----------------------------------------------------------------------------------------------
          1998                   -28.46%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
          1999                    97.03%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
          2000                   -16.91%                   [ ]                     [ ]
----------------------------------------------------------------------------------------------
         1 year                  -16.91%                   [ ]                   -16.57%
----------------------------------------------------------------------------------------------
  Since Inception /(2)/            7.69%                    [ ]                   -3.18%
----------------------------------------------------------------------------------------------

     (1) The Morgan Stanley Capital International Latin America Index (MSCI Latin America) is composed of companies representative of the market structure of 7 emerging market countries in Latin America, including Argentina, Chile, Columbia, Brazil, Mexico Free, Peru and Venezuela. The Index is unmanaged.
     (2) November 28, 1997.

Management of the Funds

Investment Adviser and Administrator
PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of [ ], PIMCO Advisors and its subsidiary partnerships had approximately $[ ] billion in assets under management.

PIMCO Advisors has retained its investment management affiliate, Nicholas-Applegate Capital Management (the "Sub-Adviser") to manage each Fund's investments. See "Sub-Adviser" below.

PIMCO Advisors has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees
Each Fund pays PIMCO Advisors fees in return for providing or arranging for the provision of investment advisory services. PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

Each of the Funds has only recently commenced operations and did not pay any advisory fees during the last fiscal year. The annual investment advisory fee rate payable by each Fund to PIMCO Advisors (stated as a percentage of the average daily net assets of each Fund taken separately) is listed below:

-------------------------------------------------------------------------------
  Fund                                                         Advisory Fees
-------------------------------------------------------------------------------
Worldwide Growth Fund                                          0.65%
-------------------------------------------------------------------------------
Global Healthcare Fund                                         0.70%
-------------------------------------------------------------------------------
Large-Cap Growth Fund                                          0.55%
-------------------------------------------------------------------------------
International Growth Fund                                      0.75%
-------------------------------------------------------------------------------
Emerging Countries Fund                                        0.90%
-------------------------------------------------------------------------------
Pacific Rim Fund                                               0.75%
-------------------------------------------------------------------------------
Latin America Fund                                             0.90%
-------------------------------------------------------------------------------

Administrative Fees
Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class D shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to Class D shares. PIMCO Advisors, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class D shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

PIMCO Advisors or an affiliate may pay financial service firms a portion of the Class D administrative fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms).

Class D shareholders of the Funds pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):

------------------------------------------------------------
  Fund                              Administrative Fees*
------------------------------------------------------------
Worldwide Growth Fund                     0.85%
------------------------------------------------------------
Global Healthcare Fund                    0.85%
------------------------------------------------------------
Large-Cap Growth Fund                     0.75%
------------------------------------------------------------
International Growth Fund                 0.95%
------------------------------------------------------------
Emerging Countries Fund                   0.95%
------------------------------------------------------------
Pacific Rim Fund                          0.95%
------------------------------------------------------------
Latin America Fund                        0.95%
------------------------------------------------------------

*As described below under "12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") which provides for the payment of up to 0.25% of the Administrative Fee listed above as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the "Annual Fund Operating Expenses" table provided under "Fees and Expenses of the Fund" for each Fund shows the aggregate Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" and "Other Expenses."

12b-1 Plan for Class D Shares
The Funds' administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Sub-Adviser
Nicholas-Applegate Capital Management serves as the Sub-Adviser for the Funds. The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of the Trust's Board of Trustees.

Nicholas-Applegate is located at 600 West Broadway, San Diego, CA 92101. Organized in 1984, Nicholas-Applegate, an affiliated partnership of PIMCO Advisors, provides advisory services to mutual funds and institutional accounts.
As of [    ], Nicholas-Applegate had approximately $[ ] billion in assets under management.

The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds.

                      Portfolio
Fund                  Managers                   Since                      Recent Professional Experience
Worldwide Growth      Andrew B. Gallagher        2001  (inception)          Portfolio Manager for the Nicholas-Applegate Worldwide
                                                                            Growth Fund since 1992. He has 7 years prior investment
                                                                            management experience with Pacific Century Advisors and
                                                                            Sentinel Asset Management.
                      Randall S. Kahn            2001 (inception)           Portfolio Manager for the Nicholas-Applegate Worldwide
                                                                            Growth Fund (since 1999), International Growth Fund
                                                                            (since 1999) and Pacific Rim Fund (since 1999). He has
                                                                            12 years prior investment experience with American
                                                                            Century Investments, Daiwa Securities America, Inc. and
                                                                            Daiwa Securities Co., LTD.
                      Pedro V. Marcal, Jr.       2001 (inception)           Portfolio Manager for the Nicholas-Applegate Worldwide
                                                                            Growth Fund (since 1999), International Growth Fund
                                                                            (since 1999), Emerging Countries Fund (since 1996) and
                                                                            Pacific Rim Fund (since 1996). From 1994-1996, he was an
                                                                            Assistant Portfolio Manager for Nicholas-Applegate. He
                                                                            has 5 years prior investment management experience with
                                                                            A.B. Laffer & Associates, and A-Mark Precious Metals.
                      Loretta J. Morris          2001 (inception)           Portfolio Manager for the Nicholas-Applegate Worldwide
                                                                            Growth Fund (since 1990), the International Small Cap
                                                                            Growth Fund (since 1993) and International Growth Fund
                                                                            (since 1994). She has 10 years prior investment
                                                                            management experience with Collins Associates.
                      Ernesto Ramos              2001 (inception)           Portfolio Manager for the Nicholas-Applegate Worldwide
                                                                            Growth Fund (since 1995), International Growth Fund
                                                                            (since 1995), Emerging Countries Fund (since 1995) and
                                                                            Latin America Fund (since 1995). From 1994-1995, he was
                                                                            a Research Manager for Nicholas-Applegate. He has 14
                                                                            years prior investment management and quantitative
                                                                            research experience with Batterymarch Financial
                                                                            Management; Bolt Beranek & Newman Inc.; and Harvard
                                                                            University.
                      Larry Speidell             2001 (inception)           Director of Global/Systematic Portfolio Management and
                                                                            Research for the Nicholas-Applegate Worldwide Growth
                                                                            Fund (since 1994), International Growth Fund (since
                                                                            1994), Emerging Countries Fund (since 1994), Pacific Rim
                                                                            Fund (since 1994) and Latin America Fund (since 1994).
                                                                            He has 23 years prior investment management experience
                                                                            with Batterymarch Financial Management and Putnam
                                                                            Management Company.
                      Melissa A. Grigolite       2001 (inception)           Portfolio Manager for the Nicholas-Applegate Worldwide
                                                                            Growth Fund since 1996. From 1993-1996, she was an
                                                                            International Analyst for Nicholas-Applegate. From 1991-
                                                                            1993, she was an Account Administrator for Nicholas-
                                                                            Applegate.

Global Healthcare        Trisha C. Schuster       2001 (inception)         Portfolio Manager for the Nicholas-Applegate Large-Cap
                                                                           Growth Fund (since 1998) and Global Healthcare Fund
                                                                           (since 1998). She has 4 years prior investment experience
                                                                           with Bel Air Advisors/Bear Stearns and Farmers Insurance
                                                                           Company.

Large-Cap Growth         William H. Chenoweth     2001 (inception)         Portfolio Manager for the Nicholas-Applegate Large-Cap
                                                                           Growth Fund since 1998. He has 12 years prior investment
                                                                           experience with Turner Investment Partners, Inc., and
                                                                           Jefferson-Pilot Corporation.
                         Andrew B. Gallagher      2001 (inception)         Portfolio Manager for the Nicholas-Applegate Worldwide
                                                                           Growth Fund (since 1992) and Large-Cap Growth Fund (since
                                                                           1992). See Above.
                         Kenneth H. Lee           2001 (inception)         Portfolio Manager for the Nicholas-Applegate Large-Cap
                                                                           Growth Fund since 1999. He has 9 years prior investment
                                                                           experience with Wells Fargo Bank and Dean Witter
                                                                           Reynolds/Lederer Quantitative Research.
                         Trisha C. Schuster       2001 (inception)         See Above.
                         Evan C. Lundquist        2001 (inception)         Investment Analyst for the Nicholas-Applegate Large-Cap
                                                                           Growth Fund since 2000. He has 7 years prior experience
                                                                           with First American Asset Management, First American
                                                                           Technology Fund team.
                         Lianne Nelson            2001 (inception)         Investment Analyst for the Nicholas-Applegate Large-Cap
                                                                           Growth Fund since 2000. She has 2 years prior experience
                                                                           as an intern with the Adviser.
                         Thomas J. Smith          2001 (inception)         Investment Analyst for the Nicholas-Applegate Large-Cap
                                                                           Growth Fund since 1998. From 1995-1998, he was an Account
                                                                           Administrator for Nicholas-Applegate. He has 4 years
                                                                           prior investment experience with Wells Fargo Bank and
                                                                           Dean Witter Reynolds.

International Growth     Randall S. Kahn          2001 (inception)         See Above.
                         Pedro V. Marcal, Jr.     2001 (inception)         See Above.
                         Loretta J. Morris        2001 (inception)         See Above.
                         Ernesto Ramos            2001 (inception)         See Above.
                         Larry Speidell                                    See Above.
                         Christopher              2001 (inception)         Portfolio Manager for the Nicholas-Applegate
                         Angioletti                                        International Growth Fund since 1999. He has 3 years
                                                                           prior investment experience with Sterling Johnston
                                                                           Capital Management, Inc.; Volpe, Brown, Whelan & Co.,
                                                                           LLC; and Oppenheimer & Co. Inc.
                         Melissa A. Grigolite     2001 (inception)         See Above.
                         Jon Borchardt            2001 (inception)         Investment Analyst for the Nicholas-Applegate
                                                                           International Growth Fund since 1996. From 1994-1996, he
                                                                           was a Senior Account Administrator for Nicholas-
                                                                           Applegate. He has 5 years prior investment management
                                                                           experience with Union Bank.
                         David Lopez              2001 (inception)         Investment Analyst for the Nicholas-Applegate
                                                                           International Growth Fund (since 1996) and Pacific Rim
                                                                           Fund (since 1996). In 1999, he was responsible for
                                                                           research and portfolio analysis for Nicholas-Applegate.
                         Rolf Schild              2001 (inception)         Investment Analyst for the Nicholas-Applegate
                                                                           International Growth Fund since 1997. He has previous
                                                                           investment experience with Raiffeisen Bank, Switzerland.

Emerging Countries       Pedro V. Marcal, Jr.     2001 (inception)         See Above.
                         Ernesto Ramos            2001 (inception)         See Above.
                         Larry Speidell           2001 (inception)         See Above.
                         Jason Campbell           2001 (inception)         Portfolio Manager for the Nicholas-Applegate Emerging
                                                                           Countries Fund (since 1998) and Latin America Fund (since
                                                                           1998). He has prior experience with San Diego State
                                                                           University Economics Department.
                         Jessica Goncalves        2001 (inception)         Portfolio Manager for the Nicholas-Applegate Emerging
                                                                           Countries Fund since 1999. From 1997-1999, she was an
                                                                           Assistant Portfolio Manager for Nicholas-Applegate. From
                                                                           1996-1997, she was an Investment Analyst for Nicholas-
                                                                           Applegate. From 1995-1996, she was an Investment
                                                                           Assistant for Nicholas-Applegate. She has 3 years prior
                                                                           experience with Eaton Vance Management and Union Capital
                                                                           Advisors.
                         John Casarietti          2001 (inception)         Investment Analyst for the Nicholas-Applegate Emerging
                                                                           Countries Fund since 2000. From 1998-2000, he was an
                                                                           International Account Administrator for Nicholas-
                                                                           Applegate. He has 4 years prior experience with Interbank
                                                                           Funding Group and Barron Chase Securities.
                         Rebecca K. Hagstrom      2001 (inception)         Investment Analyst for the Nicholas-Applegate Emerging
                                                                           Countries Fund since 2000.She has 5 years prior
                                                                           experience with Prudential Global Asset Management;
                                                                           Prudential Capital Group and Prudential Realty Group
                         Theodora Jamison         2001 (inception)         Investment Analyst for the Nicholas-Applegate Emerging
                                                                           Countries Fund (since 1999) and Latin America Fund (since
                                                                           1999). She has 2 years prior investment experience with
                                                                           Donaldson, Lufkin & Jenrette and A.G. Edwards & Sons Inc.
                         Andrew C. Parmet         2001 (inception)         Investment Analyst for the Nicholas-Applegate Emerging
                                                                           Countries Fund (since 1999) and Pacific Rim Fund (since
                                                                           1999). He has 6 years prior investment

                                                                           experience with Indosuez W.I. Carr Securities; Natwest
                                                                           Securities Corp.; United Malayan Banking Corporation
                                                                           Securities Ltd.; and Jardine Fleming Securities Ltd.

Pacific Rim              Randall S. Kahn          2001 (inception)         See Above.
                         Pedro V. Marcal, Jr.     2001 (inception)         See Above.
                         Larry Speidell           2001 (inception)         See Above.
                         Charles Cosmo            2001 (inception)         Investment Analyst for the Nicholas-Applegate Pacific
                         D'Agostino, Jr.                                   Rim Fund since 1999. He has 5 years prior experience with
                                                                           Credit Lyonnais Securities Asia
                         David Lopez              2001 (inception)         See Above.
                         Andrew C. Parmet         2001 (inception)         See Above.

Latin America            Ernesto Ramos            2001 (inception)         See Above.
                         Larry Speidell           2001 (inception)         See Above.
                         Jason Campbell           2001 (inception)         See Above.
                         Theodora Jamison         2001 (inception)         See Above.


Adviser/Sub-Adviser
Relationship
Shareholders of each Fund have approved a proposal permitting PIMCO Advisors to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors. PIMCO Advisors has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor
The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stanford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

How Fund Shares Are Priced

The net asset value ("NAV") of a Fund's Class D shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Worldwide Growth, International Growth, Emerging Countries, Pacific Rim, Latin America and Global Healthcare Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information

 . Financial Service Firms. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Funds, PIMCO Advisors or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

This Prospectus should be read in connection with your firm's materials regarding its fees and services.

 . Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See

"How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying Shares
Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See "Financial Service Firms" above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment Minimums
The following investment minimums apply for purchases of Class D shares.

--------------------------------------------
Initial Investment   Subsequent Investments
--------------------------------------------
$2,500 per Fund      $100 per Fund
--------------------------------------------

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Exchanging Shares
Except as provided below or in the applicable Fund's or series' prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or series of the Trust or of PIMCO Funds: Pacific Investment Management Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege with respect to Class D shares.

Selling Shares
You can sell (redeem) Class D shares through your financial service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions In Kind
The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Fund Distributions


Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

 . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

 . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

 . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

Tax Consequences

 . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

 . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

 . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the Funds that invest in non-U.S. securities may be entitled to claim a credit or deduction with respect to foreign taxes.

This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities
and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Adviser and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income Securities and Defensive Strategies

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities. The Funds will invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of the Funds may invest a portion of its assets in fixed income securities. The Funds may temporarily hold up to 100% of their assets in short-term U.S. Government Securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The Worldwide Growth, Global Healthcare, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may also hold up to 100% of their assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes.

To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

These temporary defensive strategies would be inconsistent with the investment objectives and principal investment strategies of the Funds and may adversely affect the Funds' ability to achieve their investment objectives.

Companies With Smaller Market Capitalizations

Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Worldwide Growth, Global Healthcare, Emerging Countries, Pacific Rim and Latin America Funds generally have substantial exposure to this risk.

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial Public Offerings

The Funds, particularly the Global Healthcare Fund, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions fewer companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the

Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign (non-U.S.) Securities

The Worldwide Growth, International Growth, Emerging Countries and Global Healthcare Funds invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Pacific Rim Fund invests principally in equity securities of companies located within the Pacific Rim. The Latin America Fund invests principally in equity securities of companies located in Latin American countries. The Large-Cap Growth Fund may invest up to [ ]% of its assets in non-U.S. securities.

All of the Funds may invest in American Depository Receipts (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market Securities

Each of the Funds may invest in securities of issuers based in or that trade principally in countries with developing (or "emerging market") economies. The Emerging Countries, Pacific Rim and Latin America Funds normally invest most of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small;

differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Special Risks of Investing in Russian and Other Eastern European Securities. The Worldwide Growth, International Growth, Emerging Countries and Global Healthcare Funds may each invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Worldwide Growth, International Growth, Emerging Countries, Pacific Rim, Latin America and Global Healthcare Funds are particularly sensitive to this risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions. The Worldwide Growth, International Growth, Emerging Countries, Pacific Rim, Latin America and Global Healthcare Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

The Worldwide Growth, International Growth, Emerging Countries, Pacific Rim, Latin America and Global Healthcare Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. These Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate Debt Securities

Each Fund may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives

Each Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its non-principal investment strategy. The Funds may also use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-Linked Securities

Each Fund may invest in up to [15%] of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign (non-U.S.) Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit Ratings and Unrated Securities

The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Adviser do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield Securities

Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield securities" or "junk bonds." Each of the Funds may invest in these securities as a non-principal investment strategy. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend up to 30% of its total assets to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements And Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Investment in Other Investment Companies

The Funds may invest up to [__]% of its assets in securities of other investment companies, such as closed-end management investment companies and exchange traded funds, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The Worldwide Growth,

International Growth and Emerging Countries Funds are expected to have portfolio turnover rates greater than 200%. The Large-Cap Growth, Pacific Rim and Global Healthcare Funds are expected to have portfolio turnover rates greater than 300%. The Latin America Fund is expected to have a portfolio turnover rate greater than 400%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes in Investment Objectives and Policies

Unless otherwise noted herein, the investment objective of each of the Funds described in this Prospectus may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

In addition to the risks described under "Summary of Principal Risks" above and in this section, each of the Funds are newly formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Financial Highlights

Since the Funds recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable.

PIMCO Funds: Multi-Manager Series

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

The SAI includes the PIMCO Funds Shareholders' Guide for Class D Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

PIMCO Funds Distributors LLC
2187 Atlantic Street
Stamford, Connecticut 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.



LOGO


File No. 811-6161

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                      STATEMENT OF ADDITIONAL INFORMATION



                           _______________ __, 2001


    This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds: Multi-Manager Series (the "Trust"), as supplemented from time to time. Through [ ] Prospectuses, the Trust offers up to six classes of shares of each of its "Funds" and five classes of shares of each of its "Portfolios" (each as defined herein). Class A, Class B and Class C shares of certain Funds are offered through [three] separate prospectuses, the "Trust Class A, B and C Prospectus," dated November 1, 2000; [the "International Class A, B and C Prospectus," dated December 29, 2000]; and the "Nicholas-Applegate Class A, B and C Prospectus," dated __________, 2001 (together the "Class A, B and C Prospectus"). Class D shares of certain Funds are offered through two separate prospectuses, the "Class D Prospectus," dated November 1, 2000 and the "Nicholas-Applegate Class D Prospectus," dated __________, 2001 (together the "Class D Prospectus"). Institutional and Administrative Class shares of certain Funds are offered through [two] separate prospectuses, the "Trust Institutional Prospectus," dated November 1, 2000 and the "NFJ Institutional Prospectus," dated November 1, 2000 (together, the "Institutional Prospectus"). Class A, Class B and Class C shares of the Portfolios are offered through the "Retail Portfolio Prospectus," dated November 1, 2000, and Institutional and Administrative Class Shares of the Portfolios are offered through the "Institutional Portfolio Prospectus," dated November 1, 2000. The aforementioned prospectuses are collectively referred to herein as the "Prospectuses."

    Audited financial statements for the Trust, as of June 30, 2000, including notes thereto, and the reports of Pricewaterhouse Coopers LLP thereon, are incorporated herein by reference from the Trust's five June 30, 2000 Annual Reports. Unaudited financial statements for the Trust, as of December 31, 2000, including the notes thereto, are incorporated herein by reference from the Trust's six December 31, 2000 Semi-Annual Reports. Because the Portfolios invest a portion of their assets in series of PIMCO Funds: Pacific Investment Management Series ("PIMS"), the PIMS Prospectus for Institutional Class shares, dated [September 29, 2000] and as from time to time amended or supplemented (the "PIMS Prospectus"), and the PIMS Statement of Additional Information, dated [September 29, 2000] and as from time to time amended or supplemented, are also incorporated herein by reference. See "Investment Objectives and Policies--Investment Strategies of the Portfolios--Incorporation by Reference" in this Statement of Additional Information. A copy of the applicable Prospectus and the Annual Report and Semi-Annual Report (if any) corresponding to such Prospectus, and the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below.



Institutional and Institutional             Class A, B and C, Class D,
 Portfolio Prospectuses, Annual Reports,    and Retail Portfolio Prospectuses,
 Semi-Annual Reports, and the               Annual Reports, Semi-Annual Reports, the
PIMS Prospectus and Statement of            Guide
Additional Information                      and Statement of Additional Information
PIMCO Funds                                 PIMCO Funds Distributors LLC
840 Newport Center Drive                    2187 Atlantic Street
Suite 300                                   Stamford, Connecticut 06902
                                            Telephone: Class A, B and C - 1-800-426-0107

Newport Beach, California 92660               Class D - 1-888-87-PIMCO
Telephone: 1-800-927-4648                     Retail Portfolio - 1-800-426-0107
           1-800-987-4626 (PIMCO
           Infolink Audio Response Network)

                               TABLE OF CONTENTS
                               -----------------

                                                                                          PAGE
                                                                                          ----
THE TRUST................................................................................   1
INVESTMENT OBJECTIVES AND POLICIES.......................................................   2
        U.S. Government Securities.......................................................   2
        Borrowing........................................................................   3
        Preferred Stock..................................................................   3
        Corporate Debt Securities........................................................   3
        High Yield Securities ("Junk Bonds").............................................   4
        Loan Participations and Assignments..............................................   6
        Participation on Creditors Committees............................................   6
        Variable and Floating Rate Securities............................................   6
        Mortgage-Related and Asset-Backed Securities.....................................   6
        Convertible Securities...........................................................  11
        Equity-Linked Securities.........................................................  11
        Foreign Securities...............................................................  12
        Foreign Currencies...............................................................  14
        Bank Obligations.................................................................  15
        Commercial Paper.................................................................  16
        Money Market Instruments.........................................................  16
        Derivative Instruments...........................................................  17
        When-Issued, Delayed Delivery and Forward Commitment Transactions................  24
        Warrants to Purchase Securities..................................................  25
        Repurchase Agreements............................................................  25
        Securities Loans.................................................................  25
        Stocks of Small and Medium Capitalization Companies..............................  26
        Illiquid Securities..............................................................  27
        Inflation-Indexed Bonds..........................................................  27
        Delayed Funding Loans and Revolving Credit Facilities............................  28
        Event-Linked Bonds...............................................................  28
        Hybrid Instruments...............................................................  29
        Investment Strategies of the Portfolios - Incorporation by Reference.............  29
INVESTMENT RESTRICTIONS..................................................................  30
        Fundamental Investment Restrictions..............................................  30
        Non-Fundamental Investment Restrictions..........................................  35
MANAGEMENT OF THE TRUST..................................................................  37
        Trustees and Officers............................................................  37
        Trustees' Compensation...........................................................  40
        Investment Adviser...............................................................  41
        Portfolio Management Agreements..................................................  45
        Fund Administrator...............................................................  48
DISTRIBUTION OF TRUST SHARES.............................................................  54
        Distributor and Multi-Class Plan.................................................  54
        Distribution and Servicing Plans for Class A, Class B and Class C Shares.........  55
        Payments Pursuant to Class A Plans...............................................  59
        Payments Pursuant to Class B Plans...............................................  63
        Payments Pursuant to Class C Plans...............................................  65
        Distribution and Administrative Services Plans for Administrative Class Shares...  69
        Payments Pursuant to the Administrative Plans....................................  70
        Plan for Class D Shares..........................................................  72
        Purchases, Exchanges and Redemptions.............................................  73
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................................  77
        Investment Decisions and Portfolio Transactions..................................  77

                                                                                          PAGE
                                                                                          ----
        Brokerage and Research Services...............................................     77
        Portfolio Turnover............................................................     80
NET ASSET VALUE.......................................................................     82
TAXATION..............................................................................     83
        Distributions.................................................................     83
        Sales of Shares...............................................................     84
        Backup Withholding............................................................     85
        Options, Futures, Forward Contracts and Swap Agreements.......................     85
        Foreign Currency Transactions.................................................     86
        Foreign Taxation..............................................................     86
        Original Issue Discount and Pay-In-Kind Securities............................     87
        Other Taxation................................................................     87
OTHER INFORMATION.....................................................................     89
        Capitalization................................................................     89
        Performance Information.......................................................     90
        Calculation of Yield..........................................................     91
        Calculation of Total Return...................................................     91
        Compliance Efforts Related to the Euro........................................    108
        Voting Rights ................................................................    108
        Certain Ownership of Trust Shares.............................................    108
        Custodian.....................................................................    109
        Codes of Ethics...............................................................    109
        Independent Accountants.......................................................    109
        Transfer and Shareholder Servicing Agents.....................................    109
        Legal Counsel.................................................................    109
        Registration Statement........................................................    109
        Financial Statements..........................................................    110
APPENDIX A  DESCRIPTION OF SECURITIES RATINGS.........................................    A-1
APPENDIX B  CERTAIN OWNERSHIP OF TRUST SHARES AS OF [_______ ____], 2001..............    B-1

PIMCO FUNDS SHAREHOLDERS' GUIDE FOR CLASS A, B AND C SHARES...........................   SG-1

                                    THE TRUST

        PIMCO Funds: Multi-Manager Series (the "Trust"), is an open-end management investment company ("mutual fund") that currently consists of [forty-five] separate investment series, although not all of these series currently offer their shares to the public. Except for the Select Growth Fund, the Global Healthcare Fund, and the Latin America Fund, each of these series is "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). The following [thirty-six] series (the "Funds") invest directly in common stocks and other securities and instruments: the Equity Income Fund, the Value Fund, the Renaissance Fund, the Tax-Efficient Equity Fund, the Enhanced Equity Fund, the Growth Fund, the Mega-Cap Fund, the Capital Appreciation Fund, the Mid-Cap Fund (f/k/a the "Mid-Cap Growth Fund"), the Select Growth Fund (f/k/a the "Core Equity Fund"), the Growth & Income Fund (f/k/a the "Mid-Cap Equity Fund"), the Target Fund, the Small-Cap Value Fund, the Opportunity Fund, the Micro-Cap Fund (f/k/a the "Micro-Cap Growth Fund"), the Innovation Fund, the Healthcare Innovation Fund, the Global Innovation Fund, the International Fund, the Select International Fund (f/k/a the "International Growth Fund"), the Select World Fund, the Europe Growth Fund, the New Asia Fund, the Emerging Markets Fund, the Tax-Efficient Structured Emerging Markets Fund, the Structured Emerging Markets Fund, the NFJ Equity Income Fund, the NFJ Value Fund, the NFJ Value 25 Fund, the Worldwide Growth Fund, the Global Healthcare Fund, the Large-Cap Growth Fund, the International Growth Fund, the Emerging Countries Fund, the Pacific Rim Fund and the Latin America Fund. Three additional series, PIMCO Funds Asset Allocation Series - 90/10 Portfolio (the "90/10 Portfolio"), PIMCO Funds Asset Allocation Series - 60/40 Portfolio (the "60/40 Portfolio"), and PIMCO Funds Asset Allocation Series - 30/70 Portfolio (the "30/70 Portfolio," and together with the 90/10 Portfolio and the 60/40 Portfolio, the "Portfolios"), are so-called "funds-of-funds" which invest all of their assets in certain of the Funds and other series in the PIMCO Funds family. Six other series of the Trust, the Telecom Innovation, Electronics Innovation, Internet Innovation, Small-Cap Technology, Cadence Capital Appreciation and Cadence Mid-Cap Funds, do not offer their shares to the public as of the date of this Statement of Additional Information. The Trust may from time to time create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and Statements of Additional Information.

        The PIMCO Tax Exempt, International Developed, PIMCO Emerging Markets, Balanced, Precious Metals and Small-Cap Funds, which are referred to elsewhere in this Statement of Additional Information, were formerly series of the Trust. The Tax Exempt Fund reorganized with and into the Municipal Bond Fund of PIMCO
Funds: Pacific Investment Management Series ("PIMS"), an open-end series management investment company advised by Pacific Investment Management Company LLC ("Pacific Investment Management"), in a transaction that took place on June 26, 1998. The Tax Exempt Fund was liquidated in connection with the transaction and is no longer a series of the Trust. The International Developed and PIMCO Emerging Markets Funds reorganized with and into newly-formed series of Alleghany Funds in a transaction that took place on April 30, 1999. References in this Statement of Additional Information to "PIMCO Emerging Markets Fund" refer to the former series of the Trust that reorganized on April 30, 1999; references to the Emerging Markets Fund refer to the current series of the Trust (sometimes known as the "PIMCO Allianz Emerging Markets Fund" or "Allianz Emerging Markets Fund"). The International Developed and Emerging Markets Funds were liquidated in connection with the transaction and are no longer series of the Trust. The Balanced Fund reorganized with and into the Strategic Balanced Fund of PIMS in a transaction that took place on September 17, 1999. The Balanced Fund was liquidated in connection with the transaction and is no longer a series of the Trust. The Precious Metals Fund was liquidated on March 3, 2000 and is no longer a series of the Trust. The Small-Cap Fund (f/k/a the "Small-Cap Growth Fund") was liquidated on July 28, 2000 and is no longer a series of the Trust. The PIMCO Value 25 Fund is also referred to in this Statement of Additional Information. The Value 25 Fund transferred substantially all of its assets to the Value Fund in a transaction that took place on March 3, 2000. As part of the transaction, the Value 25 Fund exchanged substantially all of its assets for shares of the Value Fund, which were then distributed to shareholders of the Value 25 Fund in complete redemption of their interests in and liquidation of the Value 25 Fund. The Value 25 Fund was not dissolved in the transaction; instead, on or about April 3, 2000, the series constituting the Value 25 Fund was renamed the NFJ Value 25 Fund.

        The Trust was organized as a Massachusetts business trust on August 24, 1990. On January 17, 1997, the Trust and PIMCO Advisors Funds, a separate trust, were involved in a transaction in which certain series of PIMCO Advisors Funds reorganized into series of the Trust. In connection with this transaction, the Trust changed its name from PIMCO Funds: Equity Advisors Series to its current name. Prior to being known as PIMCO Funds: Equity Advisors Series, the Trust was named PIMCO Advisors Institutional Funds, PFAMCO Funds and PFAMCO Fund.


                      INVESTMENT OBJECTIVES AND POLICIES

        In addition to the principal investment strategies and the principal risks of the Funds and Portfolios described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds and Portfolios, certain strategies and/or risks described below may not apply to particular Funds and/or Portfolios. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under "Investment Restrictions" in this Statement of Additional Information, or by applicable law, a Fund or Portfolio may engage in each of the practices described below.

        The 90/10 Portfolio, 60/40 Portfolio and 30/70 Portfolio invest all of their assets in certain Funds and series of PIMS. PIMS is sometimes referred to in the Prospectuses as PIMCO Funds: Pacific Investment Management Series. These Funds and other series in which the Portfolios invest are referred to in this Statement as "Underlying PIMCO Funds." By investing in Underlying PIMCO Funds, the Portfolios may have an indirect investment interest in some or all of the securities and instruments described below, depending upon how their assets are allocated among the Underlying PIMCO Funds. The Portfolios may also have an indirect investment interest in other securities and instruments utilized by the Underlying PIMCO Funds which are series of PIMS. These securities and instruments are described in the current PIMS Prospectus for Institutional Class and Administrative Class shares and in the PIMS Statement of Additional Information. The PIMS Prospectus and Statement of Additional Information are incorporated in this document by reference. See "Investment Strategies of the Portfolios--Incorporation by Reference" below.

        The Funds' sub-advisers, which are responsible for making investment decisions for the Funds, are referred to in this section and the remainder of this Statement of Additional Information as "Sub-Advisers." As discussed below under "Management of the Trust--Investment Adviser," the PIMCO Equity Advisors division of PIMCO Advisors is also referred to as a "Sub-Adviser."

U.S. Government Securities

        U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

Borrowing

        Subject to the limitations described under "Investment Restrictions" below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund's assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

        From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds and Portfolios pursuant to guidelines approved by the Board of Trustees.

        In addition to borrowing for temporary purposes, a Fund may enter into reverse repurchase agreements if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. The Fund will segregate assets determined to be liquid by the Adviser or the Fund's Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements will be subject to the Funds' limitations on borrowings as specified under "Investment Restrictions" below.

Preferred Stock

        All Funds may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

Corporate Debt Securities

        All Funds may invest in corporate debt securities and/or hold their assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

        A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are deemed to be comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

        Among the corporate debt securities in which the Funds may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock.

        A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

High Yield Securities ("Junk Bonds")

        Certain of the Funds may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a Fund, or, if unrated, are of comparable quality in the opinion of the Fund's Sub-Adviser. A description of the ratings categories used is set forth in the Appendix to this Statement of Additional Information.

        A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P")) or (2) if unrated, determined by the relevant Sub-Adviser to be of comparable quality to obligations so rated. Additional information about Moody's and S & P's securities ratings are included in Appendix A.

        Certain Funds, particularly the Growth & Income Fund, may invest a portion of their assets in fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P (including securities rated lower than B by Moody's or S&P) or, if not rated, determined by the Sub-Adviser to be of comparable quality. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Investors should consider the risks associated with high yield securities before investing in these Funds. Although each of the Funds that invests in high yield securities reserves the right to do so at any time, as of the date of this Statement of Additional Information, none of these Funds invest or has the present intention to invest more than 5% of its assets in high yield securities, except that the Growth & Income Fund may invest up to 10% of its assets in these securities. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long- term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt/fixed income securities. Each Fund of the Trust that may purchase high yield securities may continue to hold such securities following a decline in their rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities that are eligible for purchase by certain of the Funds are described as "speculative" by both Moody's and S&P.

        Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Fund's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser's creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

        High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as "zero- coupon" or "pay- in- kind" securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

        Prices of high yield/high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to economic downturns or individual corporate developments. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Lower liquidity in secondary markets could adversely affect the value of high yield/high risk securities held by the Funds. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as zero -coupon or pay-in-kind securities may be affected to a greater extent by interest rate changes. See Appendix A to this Statement of Additional Information for further information regarding high yield/high risk securities. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

        Debt securities are purchased and sold principally in response to current assessments of future changes in business conditions and the levels of interest rates on debt/fixed income securities of varying maturities, the availability of new investment opportunities at higher relative yields, and current evaluations of an issuer's continuing ability to meet its obligations in the future. The average maturity or duration of the debt/fixed income securities in a Fund's portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

Loan Participations and Assignments


        The Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions ("lenders"). Generally, a Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

        Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In assignments, a Fund's rights against the borrower may be more limited than those held by the original lender.

Participation on Creditors Committees

        A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when the Adviser and the relevant Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Variable and Floating Rate Securities

        Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

        Certain of the Funds may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, but generally do not allow the Fund to participate fully in appreciation resulting from any general decline in interest rates.

        Certain Funds may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality. See "Mortgage-Related and Asset-Backed Securities" below.

Mortgage-Related and Asset-Backed Securities

        All Funds that may purchase debt securities for investment purposes may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See "Mortgage Pass-Through Securities" below. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See "Collateralized Mortgage Obligations" below.

        Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

        The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage- related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage- related security, the volatility of such security can be expected to increase.

        Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

        Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

        FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

        Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

        Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

        Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

        CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

        In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

        CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

        FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

        If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

        Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCS. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

        Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

        Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

        CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

        The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an IO class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.

        CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

        Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

        SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

        Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

        Other Asset-Backed Securities. Similarly, the Adviser and Sub-Advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

        Consistent with a Fund's investment objectives and policies, the Adviser and Sub-Adviser also may invest in other types of asset-backed securities.

Convertible Securities

        Many of the Funds may invest in convertible securities. A Fund's Sub-Adviser will select convertible securities to be purchased by the Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

        Certain Funds may invest in so-called "synthetic convertible securities," which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Equity-Linked Securities


        Each of the Select International, Select World, Europe Growth, New Asia, Emerging Markets, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may invest up to 15% of its assets in equity-linked securities. The International Fund may invest up to 5% of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" in this Statement of Additional Information. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See "Derivative Instruments" below. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Non-U.S. Securities

        The Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Select International, Select World, Europe Growth, New Asia, Emerging Markets, International, Global Innovation, Worldwide Growth, Global Healthcare, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may invest in U.S. dollar or foreign currency- denominated corporate debt securities of foreign issuers; foreign equity securities, including preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency- denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Select International, Select World, Europe Growth, New Asia, Emerging Markets, International, Global Innovation, Worldwide Growth, Global Healthcare, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may also invest in common stocks issued by foreign companies. The Equity Income, Value, Renaissance, Select Growth, Growth & Income, Growth, Target, Opportunity, Innovation and Healthcare Innovation Funds each may invest up to 15% of their respective assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The Large-Cap Growth Fund may invest [ %] of its assets in such securities, and may invest without limit in ADRs. The Tax-Efficient Equity and Enhanced Equity Funds may invest in common stock of foreign issuers if included in the index from which the Funds' stocks are selected.

        Each of the Funds may invest in ADRs. The Equity Income, Value, Renaissance, Growth, Target, Select Growth, Growth & Income, Opportunity, Innovation, Healthcare Innovation, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Select International, Select World, Europe Growth, New Asia, Emerging Markets, International, Global Innovation, Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may invest in European Depository Receipts ("EDRs") or Global Depository Receipts ("GDRs"). ADRs are dollar- denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

        Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

        The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

        A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.


        Special Risks of Investing in Russian and Other Eastern European Securities. The International, Global Innovation, Select International, Select World, Europe Growth, New Asia, Emerging Markets, Tax-Efficient Structured Emerging Markets, Structured Emerging Markets, Worldwide Growth, Global Healthcare, International Growth and Emerging Countries Funds may each invest a significant portion of their assets in securities of issuers located in Russia and in other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investments in Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property.

        In addition, governments in certain Eastern European countries may require that a governmental or quasi- governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi- governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

        Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow- paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below); (b) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter- company debt; and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet

Union and could follow radically different political and/or economic policies to the detriment of investors, including non- market- oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises.

        A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by "share extracts" from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the securities, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

        Also, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so- called "financial- industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Sub-Adviser. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Foreign Currencies


        The Equity Income, Value, Renaissance, Select Growth, Growth & Income, Growth, Target, Opportunity, Innovation, Healthcare Innovation, International, Select International, Select World, Europe Growth, New Asia, Emerging Markets, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Global Innovation, Worldwide Growth, Global Healthcare, International Growth, Emerging Countries, Pacific Rim and Latin America Funds invest directly in foreign currencies and may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, International, Select International, Select World, Europe Growth, New Asia, Emerging Markets, Global Innovation, Worldwide Growth, Global Healthcare, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.

        A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Funds' investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances. Also, such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.


        The International, Global Innovation, Select International, Select World, Europe Growth, New Asia, Emerging Markets, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Worldwide Growth, Global Healthcare, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the International, Global Innovation, Select International, Select World, Europe Growth, New Asia, Emerging Markets, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Worldwide Growth, Global Healthcare, International Growth, Emerging Countries, Pacific Rim and Latin America Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Sub-Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

        Special Risks Associated with the Introduction of the Euro. The gradual introduction of a single currency, the euro, beginning on January 1, 1999 for participating European nations in the European Economic and Monetary Union presents unique uncertainties for European securities in the markets in which they trade and with respect to the operation of the Funds that invest in securities denominated in European currencies and other European securities. The introduction of the euro is resulting in the redenomination of European debt and equity securities over a period of time. Uncertainties raised by the introduction of the euro include whether the payment and operational systems of banks and other financial institutions will function correctly, whether clearing and settlement payment systems developed for the new currency will be suitable, the valuation and legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro, and possible adverse accounting or tax consequences that may arise from the transition to the euro. These or other factors could cause market disruptions and could adversely affect the value of securities and foreign currencies held by the Funds.

Bank Obligations

        Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. Each Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

        Each Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

        The Equity Income, Value, Renaissance, Growth, Target, Select Growth, Growth & Income, Opportunity, Innovation, Healthcare Innovation, International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Select International, Select World, Europe Growth, New Asia, Emerging Markets and Global Innovation Funds limit their investments in foreign bank obligations to obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world in terms of total assets; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the relevant Sub-Adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. Subject to each Fund's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth above.

        Obligations of foreign banks involve certain risks associated with investing in foreign securities described under "Foreign Securities" above, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper


        All Funds may invest in commercial paper. Commercial paper represents short- term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of U.S. dollar- denominated obligations of domestic issuers, or, additionally for the Equity Income, Value, Renaissance, Growth, Target, Select Growth, Growth & Income, Opportunity, Innovation, Healthcare Innovation, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, International, Select International , Select World, Europe Growth, New Asia, Emerging Markets, Global Innovation, [Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America] Funds, foreign currency- denominated obligations of domestic or foreign issuers which, at the time of investment, are (i) rated "P-1" or "P- 2" by Moody's or "A- 1" or "A- 2" or better by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "A" or better by Moody's or "A" or better by S&P, or (iii) securities which, if not rated, are, in the opinion of the Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Money Market Instruments

        Each of the Funds may invest at least a portion of its assets in the following kinds of money market instruments: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances and other bank obligations rated in the two highest rating categories by at least two NRSROs, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser. Bank obligations must be those of a bank that has deposits in excess of $2 billion or that is a member of the Federal Deposit Insurance Corporation. A Fund may invest in obligations of U.S. branches or subsidiaries of foreign banks ("Yankee dollar obligations") or foreign branches of U.S. banks ("Eurodollar obligations"); (3) commercial paper rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; (4) corporate obligations with a remaining maturity of 397 days or less whose issuers have outstanding short-term debt obligations rated in the highest rating category by at least two NRSROs, or, if rated by only one NRSRO, in such agency's highest grade, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; and (5) repurchase agreements with domestic commercial banks or registered broker-dealers.

Derivative Instruments

        The following describes certain derivative instruments and products in which certain Funds may invest and risks associated therewith.

        The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or that any such transactions will be successful.

        Options on Securities and Indexes. As described under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in the Prospectuses, certain Funds may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of Securities Dealers Automated Quotations ("NASDAQ") or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

        An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

        A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the

Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees.

        If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

        A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

        The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


        OTC Options. The Equity Income, Value, Renaissance, Growth, Select Growth, Growth & Income, Target, Opportunity, Innovation, Healthcare Innovation, International, Select International, Select World, Europe Growth, New Asia, Emerging Markets and Global Innovation Funds may enter into over-the-counter ("OTC") options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which certain Funds may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.

        Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

        There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.


        For each of the International, Select International, Select World, Europe Growth, New Asia, Emerging Markets, Renaissance, Growth, Target, Opportunity, Global Innovation, Innovation and Healthcare Innovation Funds, in the case of a written call option on a securities index, the Fund will own corresponding securities whose historic volatility correlates with that of the index.

        Foreign Currency Options. The Equity Income, Global Innovation, Growth, Innovation, Healthcare Innovation, International, Select International, Select World, Europe Growth, New Asia, Emerging Markets, Growth & Income, Opportunity, Renaissance, Select Growth, Structured Emerging Markets, Target, Tax-Efficient Structured Emerging Markets, Value, Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund's securities may be denominated. In addition, each of the Funds that may buy or sell foreign currencies may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

        Futures Contracts and Options on Futures Contracts. Certain Funds may use interest rate, foreign currency or index futures contracts. The Equity Income, Global Innovation, Growth, Innovation, Healthcare Innovation, International, Select International, Select World, Europe Growth, New Asia, Emerging Markets, Growth & Income, Opportunity, Renaissance, Select Growth, Structured Emerging Markets, Target, Tax-Efficient Structured Emerging Markets, Value, Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may invest in foreign exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Equity Income, Global Innovation, Growth, Innovation, Healthcare Innovation, International, Select International, Select World, Europe Growth, New Asia, Emerging Markets, Growth & Income, Opportunity, Renaissance, Select Growth, Structured Emerging Markets, Target, Tax-Efficient Structured Emerging Markets, Value, Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission ("CFTC"). Each of the International, Global Innovation, Select International, Select World, Europe Growth, New Asia,

Emerging Markets, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Emerging Countries, Pacific Rim and Latin America Funds may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust the Fund's exposure to a particular market. These Funds may invest in Index Futures and related options when a Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may also avoid potential market and liquidity problems which may result from increases in positions already held by the Fund.

        An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index ("Index") at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

        A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

        The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

        A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.

        Certain Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

        A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or in the case of futures options, for which an established over-the-counter market exists.

        When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

        A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

        Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.


        Limitations on Use of Futures and Futures Options. The Funds may only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Funds may enter into positions in futures contracts and related options for "bona fide hedging" purposes (as such term is defined in applicable regulations of the CFTC), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, certain Funds may utilize futures contracts for investment purposes. For instance, the International, Global Innovation, Select International, Select World, Europe Growth, New Asia, Emerging Markets, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Emerging Countries, Pacific Rim and Latin America Funds may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

        When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

        When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

        When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

        When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

        Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

        Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

        Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

        There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

        Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.


        Swap Agreements. The Tax-Efficient Equity, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

        Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by segregating assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

        Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counter parties that meet certain standards of creditworthiness (generally, such counter parties would have to be eligible counter parties under the terms of the Funds' repurchase agreement guidelines). The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

When-Issued, Delayed Delivery and Forward Commitment Transactions

        A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a delayed delivery basis.

        Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or
(ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Certain Funds may enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Warrants to Purchase Securities

        Certain Funds may invest in warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

Repurchase Agreements

        For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Adviser and the Sub-Advisers, as appropriate, will monitor the creditworthiness of the counter parties.

Securities Loans


        Subject to certain conditions described in the Prospectuses and below, each of the Equity Income, Value, NFJ Equity Income, NFJ Value, NFJ Value 25, Tax-Efficient Equity, Enhanced Equity, Mega-Cap, Capital Appreciation, Mid-Cap, Small-Cap Value, Select Growth, Growth & Income, Target, Micro-Cap, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than 33"% of its total assets; each of the Renaissance, Growth, Opportunity, Innovation, Healthcare Innovation, International, Select

International, Select World, Europe Growth, New Asia, Emerging Markets and Global Innovation Funds may make such loans amounting to no more than 25% of its total assets; and each of the Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may make such loans amounting to no more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Advisers to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. Each Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.


Stocks of Small and Medium Capitalization Companies


        Certain of the Funds may invest in common stock of companies with market capitalizations that are small compared to those of other publicly traded companies. Generally, small market capitalization is considered to be less than $1.5 billion and large market capitalization is considered to be more than $5 billion. Some Funds use a different metric for determining relative market capitalization. For example, the Large-Cap Growth Fund considers large capitalization companies to be companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase. Similarly, the International Growth Fund considers large capitalization companies to be companies whose stock market capitalizations are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in each country. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. In addition, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

        Many of the Funds may also invest in stocks of companies with medium market capitalizations. Whether a U.S. issuer's market capitalization is medium is determined by reference to the capitalization for all issuers whose equity securities are listed on a United States national securities exchange or which are reported on NASDAQ. Issuers with market capitalizations within the range of capitalization of companies included in the S&P Mid Cap 400 Index may be regarded as being issuers with medium market capitalizations. Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although such companies tend to have longer operating histories, broader product lines and greater financial resources, and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Illiquid Securities

        Each Fund may invest in securities that are illiquid so long as no more than 15% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

        The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser's or a Sub-Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Adviser or a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Inflation-Indexed Bonds

        Certain Funds may invest in inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

        Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

        If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

        The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

        While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

        The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

        Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Delayed Funding Loans and Revolving Credit Facilities

        The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company's financial condition makes it unlikely that such amounts will be repaid).


        The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See "Loan Participations and Assignments" above. The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitles a Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Event-Linked Bonds

        The Funds may invest in "event-linked bonds." Event-linked bonds, which are sometimes referred to as "catastrophe bonds," are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

        Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Characteristics and Risks of Securities and Investment Techniques--Illiquid Securities" in the Class A, B and C, Class D and Institutional Prospectuses. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Hybrid Instruments

        The Funds may invest in "hybrid" or indexed securities. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.


        Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund. Accordingly, no Fund will invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.

        Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund's investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Investment Strategies of the Portfolios - Incorporation by Reference


        The 90/10 Portfolio, 60/40 Portfolio and 30/70 Portfolio invest all of their assets in Underlying PIMCO Funds, which include certain Funds of the Trust and series of PIMS as specified in the Retail Portfolio Prospectus and Institutional Portfolio Prospectus. By investing in Underlying PIMCO Funds, the Portfolios may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Funds described above. They may also be subject to additional risks associated with other securities, instruments and techniques utilized by Underlying Funds which are series of PIMS. The PIMS series and their attendant risks as described in the current PIMS Prospectus for Institutional Class and Administrative Class shares and PIMS Statement of Additional Information, which are included in the PIMS registration statement (File Nos. 033-12113 and 811-5028) on file with the Securities and Exchange Commission and are incorporated into this document by reference. The PIMS documents may be obtained free of charge by calling PIMCO Funds Distributors LLC at 1-800-426-0107.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions


        The investment restrictions set forth below are fundamental policies of the Renaissance, Growth, Target, Opportunity, Innovation, Healthcare Innovation, International, Select International, Select World, Europe Growth, New Asia, Emerging Markets and Global Innovation Funds and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions:

        (1) each of the above-mentioned Funds may borrow money to the maximum
            ----
extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the Innovation Fund only, this fundamental
                                                 ----
restriction is as follows: the Innovation Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

        (2) none of the above-mentioned Funds may pledge, hypothecate, mortgage
            ----
or otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (1) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

        (3) none of the above-mentioned Funds may underwrite securities issued
            ----
by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

        (4) none of the above-mentioned Funds may purchase or sell real estate,
            ----
although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

        (5) none of the above-mentioned Funds may acquire more than 10% of the
            ----
voting securities of any issuer, both with respect to any such Fund and to the Funds to which this policy relates, in the aggregate;


        (6) none of the above-mentioned Funds may concentrate more than 25% of
            ----
the value of its total assets in any one industry, except that (i) the Innovation and Global Innovation Funds will each concentrate more than 25% of its assets in companies which use innovative technologies to gain a strategic, competitive advantage in their industry as well as companies that provide and service those technologies and (ii) the Healthcare Innovation Fund will concentrate more than 25% of its assets in the healthcare industry;

        (7) none of the above-mentioned Funds may purchase or sell commodities
            ----
or commodity contracts except that the Funds may purchase and sell financial futures contracts and related options;

        (8) none of the above-mentioned Funds may make loans, except by purchase
            ----
of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets (33 1/3% in the case of the Target Fund); and

        (9) none of the above-mentioned Funds may issue senior securities,
            ----
except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

        Notwithstanding the provisions of fundamental investment restrictions
(1) and (9) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.


        The investment objective of each of the above-referenced Funds and the Mega-Cap, Tax-Efficient Equity, Tax-Efficient Structured Emerging Markets, Select Growth, Growth & Income, NFJ Equity Income, NFJ Value, NFJ Value 25, Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds is non-fundamental and may be changed with respect to each such Fund by the Trustees without shareholder approval.

        Except as otherwise set forth below, the investment restrictions set forth below are fundamental policies of each of the Equity Income, Value, Tax-Efficient Equity, Enhanced Equity, Mega-Cap, Capital Appreciation, Mid-Cap, Small-Cap Value, Select Growth, Growth & Income, Micro-Cap, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, NFJ Equity Income, NFJ Value and NFJ Value 25 Funds, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. The investment objective of each of these Funds (with the exception of the Mega-Cap, Tax-Efficient Equity, Tax-Efficient Structured Emerging Markets, Select Growth, Growth & Income, NFJ Equity Income, NFJ Value and NFJ Value 25 Funds) is also fundamental and may not be changed without such shareholder approval. Under the following restrictions:

        (1) none of the above-mentioned Funds may invest in a security if, as a
            ----
result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

        (2) none of the above-mentioned Funds (except for the Select Growth
            ----
Fund) may with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (this fundamental investment restriction does not apply to the Select Growth Fund);

        (3) none of the above-mentioned Funds (except for the Select Growth
            ----
Fund) may with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (this fundamental investment restriction does not apply to the Select Growth Fund);

        (4) none of the above-mentioned Funds may purchase or sell real estate,
            ----
although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

        (5) none of the above-mentioned Funds may purchase or sell commodities
            ----
or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

        (6) none of the above-mentioned Funds may purchase securities on margin,
            ----
except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

        (7) each of the above-mentioned Funds may borrow money to the maximum
            ----
extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the Mid-Cap Fund only, this fundamental investment
                                              ----
restriction is as follows: the Mid-Cap Fund may not borrow money, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectuses and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Fund's assets);

        (8) none of the above-mentioned Funds may issue senior securities,
            ----
except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

        (9) none of the above-mentioned Funds may lend any funds or other
            ----
assets, except that such Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; and

        (10) none of the above-mentioned Funds may act as an underwriter of
             ----
securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

        Notwithstanding the provisions of fundamental investment restrictions
(7) and (8) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.


        The investment restrictions set forth below are fundamental policies of each of the Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America

Funds, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. The investment objective of each of these Funds is non-fundamental and may be changed with respect to each Fund by the Trustees without shareholder approval. Under the following restrictions:

        (1) each of the above-mentioned Funds may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

        (2) none of the above-mentioned Funds may pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings permitted by Restriction (1) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

        (3) none of the above-mentioned Funds may underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

        (4) none of the above-mentioned Funds may purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

        (5) none of the above-mentioned Funds may concentrate more than 25% of the value of its total assets in any one industry, except that the Global Healthcare Fund will concentrate more than 25% of its assets in the securities of companies with business operations in the healthcare and healthcare-related industries. (This policy shall not prohibit a Fund from investing all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as such Fund.):

        (6) none of the above-mentioned Funds may purchase or sell commodities or commodity contracts except that the Funds may purchase and sell financial futures contracts and related options;

        (7) none of the above-mentioned Funds may make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 30% of its total assets; and

        (8) none of the above-mentioned Funds may issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

        Notwithstanding the provisions of fundamental investment restrictions
(1) and (8) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

        The investment restrictions set forth below are fundamental policies of the 90/10 Portfolio, the 60/40 Portfolio and the 30/70 Portfolio and may not be changed with respect to any such Portfolio without shareholder approval by vote of a majority of the outstanding voting securities of that Portfolio. Under these restrictions:

        (1) none of the Portfolios may invest in a security if, as a result of
            ----
such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;

        (2) none of the Portfolios may purchase securities of any issuer unless
            ----
such purchase is consistent with the maintenance of the Portfolio's status as a diversified company under the Investment Company Act of 1940, as amended;

        (3) none of the Portfolios may purchase or sell real estate, although it
            ----
may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

        (4) none of the Portfolios may purchase or sell commodities or
            ----
commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

        (5) each of the Portfolios may borrow money to the maximum extent
            ----
permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and
(ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts.

        (6) none of the above-mentioned Portfolios may issue senior securities,
            ----
except insofar as such Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

        (7) none of the Portfolios may lend any funds or other assets, except
            ----
that such Portfolio may, consistent with its investment objective and policies:
(a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one- third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust; and

        (8) none of the Portfolios act as an underwriter of securities of other
            ----
issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

        Notwithstanding the provisions of fundamental investment restrictions
(5) and (6) above, a Portfolio may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Portfolio, such excess shall be subject to the 300% asset coverage requirement of fundamental investment restriction (5).

        Notwithstanding any other fundamental investment restriction or policy, each Portfolio may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open- end investment company or series thereof shall not be considered a fundamental investment restriction or policy of a Portfolio investing therein.

        The investment objective of each of the Portfolios is non- fundamental and may be changed with respect to each such Portfolio by the Trustees without shareholder approval.

Non-Fundamental Investment Restrictions

        Each Fund (but not any Portfolio) is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) and, unless otherwise indicated, may not:


        (1) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, (c) repurchase agreements maturing in more than seven days, (d) OTC options (to the extent described above under "Derivative Instruments -- OTC Options"), and (e) IO/PO SMBS (as described above under "Mortgage-Related and Asset-Backed Securities -- Stripped Mortgage -Backed Securities") if, as a result, more than 15% of a Fund's net assets, taken at current value, would then be invested in securities described in (a), (b), (c),
(d) and (e) above. For the purpose of this restriction, securities subject to a 7-day put option or convertible into readily saleable securities or commodities are not included with subsections (a) or (b);

        (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.);

        (3) make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open such Fund owns an equal amount of such securities or owns or has the right to acquire securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, except that the Large-Cap Growth and Emerging Countries Funds are not permitted to make short sales;


        (4) with respect to the Renaissance, Growth, Target, Opportunity, Innovation, Healthcare Innovation, International, Select International, Select World, Europe Growth, New Asia, Emerging Markets, Global Innovation, Worldwide Growth, Large-Cap Growth, International Growth, Emerging Countries and Pacific Rim Funds, and in each case with respect to 75% of such Fund's total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of such Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to bank certificates of deposit or to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities. (This policy shall not prohibit the Worldwide Growth, Large-Cap Growth, International Growth, Emerging Countries and Pacific Rim Funds from investing all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions of such Fund,);

        (5) purchase securities the disposition of which is restricted under the federal securities laws (excluding for purposes of this restriction securities offered and sold pursuant to Rule 144A of the 1933 Act and Section 4(2) commercial paper) if, as a result, such investments would exceed 15% of the value of the net assets of the relevant Fund;

        (6) with respect to all Funds except for the Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds, write (sell) or purchase options except that each Fund may (a) write covered call options or covered put options on securities that it is eligible to purchase and enter into closing purchase transactions with respect to such options, and (b) in combination therewith, or separately, purchase put and call options on securities it is eligible to purchase, and (c) each Fund may engage in options on securities indexes, options on foreign currencies, options on futures contracts, and options on other financial instruments or one or more groups of instruments; provided that the premiums paid by each Fund on all outstanding options it has purchased do not exceed 5% of its total assets. Each Fund may enter into closing sale transactions with respect to options it has purchased; or

        (7) invest more than 15% of the net assets of a Fund (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

        (8) borrow money, except for temporary administrative purposes as provided above and as provided in the fundamental investment restrictions set forth above.

        (9) with respect to the Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds, acquire more than 10% of the voting securities of any issuer, both with respect to any such Fund and to the Funds to which this policy relates, in the aggregate. (This policy shall not prohibit a Fund from investing all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as such Fund.)

        (10) with respect to the Global Healthcare and Latin America Funds, and in each case with respect to 50% of the value of such Fund's total assets, purchase securities of any one issuer (other than cash, cash items, bank certificates of deposit or obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities) if, as a result, more than 5% of the value of such Fund's total assets would be invested in the securities of that issuer. (This policy shall not prohibit the Global Healthcare or Latin American Funds from investing all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions of such Fund.)

        (11) with respect to the Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds, purchase or write options on securities, except for hedging purposes (except in the case of the Global Healthcare, Pacific Rim and Latin America Funds, which may do so for non-hedging purposes), and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) not more than 25% of a Fund's net assets would be hedged, and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund.

        The Trust has not adopted any non-fundamental investment restrictions or policies for the 90/10 Portfolio, 60/40 Portfolio or 30/70 Portfolio.

        Unless otherwise indicated, all limitations applicable to a Fund's or Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of a Fund's or Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund's or Portfolio's total assets will not require the Fund or Portfolio to dispose of an investment until the Adviser or Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund or Portfolio. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

        The phrase "shareholder approval," as used in the Prospectuses, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, the Portfolio or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund, the Portfolio or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                            MANAGEMENT OF THE TRUST

Trustees and Officers

        The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

        The Trustees and officers of the Trust, their ages, and a description of their principal occupations during the past five years are listed below. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

                                                          Principal Occupation(s) During the Past
                                                          ---------------------------------------
Name, Address and Age       Position(s) With the Trust    Five Years
---------------------       --------------------------    ----------
E. Philip Cannon            Trustee                        Proprietor, Cannon & Company, an affiliate
3838 Olympia                                               of Inverness Management LLC, a private
Houston, TX 77019                                          equity investment firm; Trustee of PIMS,
Age 60                                                     PIMCO Variable Insurance Trust ("PVIT")
                                                           and PIMCO Commercial Mortgage Securities
                                                           Trust, Inc. ("PCM").  Formerly,
                                                           Headmaster, St. John's School, Houston,
                                                           Texas; Trustee of PIMCO Advisors Funds
                                                           ("PAF") and Cash Accumulation Trust
                                                           ("CAT"); General Partner, J.B. Poindexter
                                                           & Co., Houston, Texas, a private equity
                                                           investment firm; and Partner, Iberia
                                                           Petroleum Company, an oil and gas
                                                           production company.

Donald P. Carter            Trustee                        Formerly, Trustee of PAF and CAT;
434 Stable Lane                                            Chairman, Executive Vice President and
Lake Forest, IL 60045                                      Director, Cunningham & Walsh, Inc.,
Age 73                                                     Chicago, an advertising agency; Chairman
                                                           and Director, Moduline Industries, Inc., a
                                                           manufacturer of commercial windows and
                                                           curtain walls.

Gary A. Childress           Trustee                        Private investor. Formerly, Chairman and
11 Longview Terrace                                        Director, Bellefonte Lime Company, Inc., a
Madison, CT 06443                                          calcitic lime producer, and partner in
Age 66                                                     GenLime, L.P., a dolomitic lime producer,
                                                           which filed a petition in bankruptcy
                                                           within the last five years.  Formerly,
                                                           Trustee of PAF and CAT.

Richard L. Nelson           Trustee                        President, Nelson Financial Consultants;
8 Cherry Hills Lane                                        Director, Wynn's International, Inc., a
Newport Beach, CA 92660                                    building supplies company; and Trustee,
Age 70                                                     Pacific Select Fund.  Formerly, Partner,
                                                           Ernst & Young.

Kenneth M. Poovey*          Trustee                        Managing Director and Chief Executive
1345 Avenue of the                                         Officer of the U.S. Equity Division of
Americas                                                   PIMCO Advisors
New York, NY 10150
Age 68

                                                          Principal Occupation(s) During the Past
                                                          ---------------------------------------
Name, Address and Age       Position(s) With the Trust    Five Years
---------------------       --------------------------    ----------
Lyman W. Porter             Trustee                        Professor of Management at the University
2639 Bamboo Street                                         of California, Irvine; and Trustee,
Newport Beach, CA 92660                                    Pacific Select Fund.
Age 70

Alan Richards               Trustee                        Retired Chairman of E.F. Hutton Insurance
7381 Elegans Place                                         Group; Former Director of E.F. Hutton and
Carlsbad, CA 92009                                         Company, Inc.; Chairman of IBIS Capital,
Age 70                                                     LLC, a reverse mortgage company; Director,
                                                           Inspired Arts, Inc.; Former Director of
                                                           Western National Corporation, a life
                                                           insurance holding company.

W. Bryant Stooks            Trustee                        President, Bryant Investments, Ltd.;
9701 E. Happy Valley Rd.                                   Director, American Agritec LLC, a
# 15                                                       manufacturer of hydrophonics products; and
Scottsdale, AZ 85255                                       Director, Valley Isle Excursions, Inc., a
Age 60                                                     tour operator.  Formerly, Trustee of PAF
                                                           and CAT, President, Senior Vice President,
                                                           Director and Chief Executive Officer,
                                                           Archirodon Group Inc., an international
                                                           construction firm; Partner, Arthur
                                                           Andersen & Co.

Gerald M. Thorne            Trustee                        Director, VPI Inc., a plastics company,
5 Leatherwood Lane                                         and American Orthodontics Corp.  Formerly,
Savannah, GA 31414                                         Trustee of PAF and CAT; Director, Kaytee,
Age 62                                                     Inc., a birdseed company; President and
                                                           Director, Firstar National
                                                           Bank of Milwaukee; Chairman,
                                                           President and Director,
                                                           Firstar National Bank of
                                                           Sheboygan; Director,
                                                           Bando-McGlocklin, a small
                                                           business investment company.

Stephen J. Treadway*        Trustee, President             Managing Director, PIMCO Advisors;
2187 Atlantic Street        and Chief Executive            Chairman and President, PIMCO Funds
Stamford, CT 06902          Officer                        Distributors LLC ("PFD"); Chairman,
Age 53                                                     Municipal Advantage Fund, Inc.; President,
                                                           The Emerging Markets Income Fund, Inc.,
                                                           The Emerging Markets Income Fund II, Inc.,
                                                           The Emerging Markets Floating Rate Fund,
                                                           Inc., Global Partners Income Fund, Inc.,
                                                           Municipal Partners Fund, Inc. and
                                                           Municipal Partners Fund II, Inc.
                                                           Formerly, Trustee, President and Chief
                                                           Executive Officer of CAT; Executive Vice
                                                           President, Smith Barney Inc.

Newton B. Schott, Jr.       Vice President and             Director, Executive Vice President, Chief
2187 Atlantic Street        Secretary                      Administrative Officer, General Counsel
Stamford, CT 06902                                         and Secretary, PFD; Executive Vice
Age 58                                                     President, The Emerging Markets Income
                                                           Fund, Inc., The Emerging Markets Income
                                                           Fund II, Inc., The Emerging Markets
                                                           Floating Rate Fund, Inc., Global Partners
                                                           Income Fund, Inc., Municipal Advantage
                                                           Fund, Inc., Municipal Partners Fund, Inc.
                                                           and Municipal Partners Fund II, Inc.
                                                           Formerly, Vice President and

                                                          Principal Occupation(s) During the Past
                                                          ---------------------------------------
Name, Address and Age       Position(s) With the Trust    Five Years
---------------------       --------------------------    ----------
                                                           Clerk of PAF and CAT.

Jeffrey M. Sargent          Senior Vice President          Senior Vice President and Manager
Age 37                                                     Shareholder Services and Fund
                                                           Administration, Pacific Investment
                                                           Management; Senior Vice President of PIMS,
                                                           PVIT and PCM.  Formerly Vice President,
                                                           Pacific Investment Management.

John P. Hardaway             Treasurer                     Senior Vice President and Manager of
Age 43                                                     Investment Operations Accounting, Pacific
                                                           Investment Management; Treasurer, PIMS,
                                                           PVIT and PCM.  Formerly, Vice President,
                                                           Pacific Investment Management.

Garlin G. Flynn             Assistant Secretary            Specialist, Pacific Investment Management;
Age 54                                                     Secretary, PIMS, PVIT and PCM. Formerly,
                                                           Senior Fund Administrator, Pacific Investment
                                                           Management; Senior Mutual Fund Analyst,
                                                           PIMCO Advisors Institutional Services.

* Trustee is an "interested person" of the Trust (as defined in Section 2(a)(19) of the 1940 Act).

Trustees' Compensation


        Trustees, other than those affiliated with PIMCO Advisors, a Sub-Adviser, or Pacific Investment Management, receive a quarterly retainer of $13,000, plus $3,000 for each Board of Trustees meeting attended ($1,500 if the meeting is attended by telephone), and $1,500 for each Audit and Performance Committee meeting attended, plus reimbursement of related expenses. The Chairman of the Audit and Performance Committees receives an additional annual retainer of $3,000, the Chairman of the Independent Trustees receives an additional annual retainer of $7,000, and each Vice Chairman of the Independent Trustees receives an additional annual retainer of $4,000. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with extraordinary Fund activities or circumstances, the Trustee shall be compensated for such services at the rate of $2,000 per day, plus reimbursement of reasonable expenses. Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below). The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1997, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan.

        The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust for the fiscal year ended June 30, 2000:

                          (1)                   (2)               (3)

                                                                 Total
                                             Aggregate        Compensation
                                           Compensation      from Trust and
                    Name of Trustee         from Trust      Fund Complex/1/
                    ---------------         ----------      ---------------
                     E. Philip Cannon/2/     $ 65,000         $  84,250

                     Donald P. Carter        $ 74,000         $  74,000

                     Gary A. Childress       $ 64,000         $  64,000

                     Richard L. Nelson       $ 67,000         $ 115,500

                     Lyman W. Porter/2/      $ 65,000         $ 113,500

                     Alan Richards           $ 70,000         $ 118,500

                     Joel Segall3            $ 33,500         $  33,500

                     W. Bryant Stooks        $ 65,000         $  65,000

                     Gerald M. Thorne/2/     $ 65,000         $  65,000

__________________________
     /1/ The amounts listed in column (3) include total compensation paid to the Trustees for their services as Trustees of the Trust (for all trustees), Pacific select Fund (for Messrs. Nelson, Porter, and Richards) and PIMS, PVIT and PCM (for Mr. Cannon) for the twelve-month period ended June 30, 2000. As of May 16, 2000, Mr. Cannon also began serving as Trustee of PIMS, PVIT, and PCM and received compensation for the period ended June 30, 2000. By virtue of having PIMCO Advisors or an affiliate of PIMCO Advisors as investment adviser, the Trust, PIMS, PVIT, PCM and Pacific Select Fund were considered to be part of the same "Fund Complex" for these purposes.

     /2/ The Trust has adopted a deferred compensation plan (the "Plan") which went into place during fiscal 1997. Of the amounts listed in column (2), the following Trustees elected to have the following amounts deferred from the Trust and all investment companies in the Fund Complex, respectively: Cannon -$65,000, $84,250; Porter - $65,000, $65,000; and Thorne - $65,000, $65,000.

     /3/ Mr. Segall retired as a Trustee in December 1999.

Investment Adviser

        PIMCO Advisors serves as investment adviser to each of the Funds and Portfolios pursuant to an investment advisory agreement ("Advisory Agreement") between PIMCO Advisors and the Trust. PIMCO Advisors was organized as a limited partnership under Delaware law in 1987. PIMCO Advisors sole general partner is Pacific-Allianz Partners LLC. Pacific-Allianz Partners LLC is a Delaware limited liability company with two members, Allianz GP Sub LLC, a Delaware limited liability company, and Pacific Asset Management LLC, a Delaware limited liability company. Allianz GP Sub LLC is a wholly-owned subsidiary of Allianz of America, Inc., which is a wholly-owned subsidiary of Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company.

        The general partner of PIMCO Advisors has substantially delegated its management and control of PIMCO Advisors to an Executive Committee. The Executive Committee of PIMCO Advisors is comprised of Joachim Faber, Udo Frank, Kenneth M. Poovey, William S. Thompson, Jr. and Marcus Riess.

        PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. PIMCO Advisors and its subsidiary partnerships had approximately $272 billion of assets under management as of September 30, 2000.

Agreement with Allianz AG
-------------------------

        On May 5, 2000 the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 ("Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Inc., Pacific Asset Management LLC, PIMCO Partners, LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer.

        In connection with the closing, Allianz of America entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in PIMCO Advisors. The put option held by Pacific Life will allow it to require Allianz of America, on the last business day of each calendar quarter following the closing, to purchase at a formula-based price all of the PIMCO Advisors' units owned directly or indirectly by Pacific Life. The call option held by Allianz of America will allow it, beginning January 31, 2003 or upon a change in control of Pacific Life, to require Pacific Life to sell or cause to be sold to Allianz of America, at the same formula-based price, all of the PIMCO Advisors' units owned directly or indirectly by Pacific Life.

        Allianz AG's address is Koniginstrasse 28, D-80802, Munich, Germany. Pacific Life's address is 700 Newport Center Drive, Newport Beach, CA 92660.

Advisory Agreement
------------------


        PIMCO Advisors, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and Portfolios and for managing, either directly or through others selected by the Adviser, the investments of the Funds and Portfolios. PIMCO Advisors also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund and Portfolio. As more fully discussed below, for all of the Funds except the Equity Income, Value, Growth, Target, Opportunity, Innovation, Healthcare Innovation, Global Innovation, Renaissance, International, Select Growth, and Growth & Income Funds, PIMCO Advisors has engaged affiliates to serve as Sub-Advisers. PIMCO Advisors has engaged an unaffiliated firm to serve as Sub-Adviser to the International Fund. The PIMCO Equity Advisors division ("PIMCO Equity Advisors") of PIMCO Advisors manages the investment portfolios of the Equity Income, Value, Growth, Target, Opportunity, Innovation, Healthcare Innovation, Global Innovation, Renaissance, Select Growth, and Growth & Income Funds. Acting in this capacity, PIMCO Equity Advisors is also referred to herein as a "Sub-Adviser." If a Sub-Adviser ceases to manage the portfolio of a Fund, PIMCO Advisors will either assume full responsibility for the management of that Fund, or retain a new Sub-Adviser subject to the approval of the Trustees and, if required, the Fund's shareholders.

        PIMCO Advisors selects the Underlying Funds in which the 90/10 Portfolio, the 60/40 Portfolio and the 30/70 Portfolio invest. PIMCO Advisors' Asset Allocation Committee is responsible for determining how the assets of the Portfolios are allocated and reallocated from time to time among the Underlying PIMCO Funds selected by PIMCO Advisors. The Portfolios do not pay any fees to PIMCO Advisors in return for these services under the Advisory Agreement. The Portfolios do, however, indirectly pay a proportionate share of the advisory fees paid to PIMCO Advisors and Pacific Investment Management by the Underlying PIMCO Funds in which the Portfolios invest.

        Under the terms of the Advisory Agreement, PIMCO Advisors is obligated to manage the Funds and the Portfolios in accordance with applicable laws and regulations. The investment advisory services of PIMCO Advisors to the Trust are not exclusive under the terms of the Advisory Agreement. PIMCO Advisors is free to, and does, render investment advisory services to others.

        The Advisory Agreement will continue in effect with respect to a Fund and Portfolio for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund or Portfolio, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Advisory Agreement. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Fund or Portfolio, by the vote of a majority of the outstanding voting shares of such Fund or Portfolio), or by the Adviser, on 60 days' written notice to the other party and will terminate automatically in the event of its assignment. In addition, the Advisory Agreement may be terminated with regard to the Renaissance, Growth, Target, Opportunity, Innovation and International Funds by vote of a majority of the Trustees who are not interested persons of the Trust, on 60 days' written notice to PIMCO Advisors.

        The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

                                                                                          Advisory
Fund                                                                                      Fee Rate
----                                                                                      --------
Equity Income, Value, Tax-Efficient Equity, Mega-Cap, Capital Appreciation,
   Mid-Cap, NFJ Equity Income, NFJ Value, Structured Emerging Markets, Tax-Efficient
   Structured Emerging Markets and Enhanced Equity Funds................................    .45%
Growth and NFJ Value 25 Funds...........................................................    .50%
International, Target and Large-Cap Growth Funds........................................    .55%
Small-Cap Value, Renaissance, Select Growth and Growth & Income Funds...................    .60%
Opportunity, Innovation and Worldwide Growth Funds......................................    .65%
Healthcare Innovation and Global Healthcare Funds.......................................    .70%
Select International, Europe Growth, Select World, International Growth and Pacific Rim
Funds...................................................................................    .75%
Emerging Countries and Latin America Funds..............................................    .90%
Global Innovation, New Asia and Emerging Markets Funds..................................   1.00%
Micro-Cap Fund..........................................................................   1.25%

        For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998 the Funds paid the Adviser (or its predecessor) the following amounts under the Advisory Contract:

                                                      Year            Year            Year
                                                      Ended           Ended           Ended
Fund                                                 6/30/00          6/30/99         6/30/98
----                                                 -------          -------         -------
Equity Income Fund                                   699,003       $  892,889     $  795,252
Value Fund                                           908,711        1,043,826        951,140
Small-Cap Value Fund                               1,978,580        2,215,048      1,395,130
Select Growth Fund(1)                                 19,736          413,258        504,760
Growth & Income Fund                                  32,475           74,646         53,956
Capital Appreciation Fund                          4,180,797        5,057,813      3,627,790
Mid-Cap Fund(1)                                    4,608,685        3,926,642      2,622,029
Micro-Cap Fund(1)                                  2,795,758        3,035,025      2,759,876
Small-Cap Fund(1)                                    578,387          574,447        411,785
Enhanced Equity Fund                                 276,178          238,001        199,467
PIMCO Emerging Markets Fund (1)                          N/A              N/A        349,026
International Developed Fund (1)                         N/A              N/A        653,050
Balanced Fund (1)                                     70,407          311,190        300,049
Renaissance Fund                                   3,279,586        3,771,388      3,010,051
Growth Fund                                       13,317,691       10,728,640      9,329,701
Target Fund                                        9,095,743        5,837,985      6,607,151
Opportunity Fund                                   3,486,462        3,171,024      5,172,363
Innovation Fund                                   21,684,203        4,453,888      2,028,712
Healthcare Innovation Fund                               N/A              N/A            N/A
International Fund                                   811,923          753,828        922,680
Select International Fund*                            96,976           58,010         24,756
Select World Fund                                        N/A              N/A            N/A
Europe Growth Fund                                       N/A              N/A            N/A
New Asia Fund                                            N/A              N/A            N/A
Emerging Markets Fund                                    N/A              N/A            N/A
Precious Metals Fund(1)                               72,414          125,947        165,918
Tax Exempt Fund (1)                                     N/A               N/A        144,515
Value 25 Fund (1)                                      8,626            7,550            N/A
Tax-Efficient Equity Fund                            227,081           56,985            N/A
Structured Emerging Markets Fund                     210,237          156,322            N/A
Tax-Efficient Structured Emerging Markets Fund       399,399          212,327            N/A
Mega-Cap Fund                                         13,449              N/A            N/A
Global Innovation Fund                               158,353              N/A            N/A
NFJ Value Fund                                           542              N/A            N/A
NFJ Equity Income Fund                                11,300              N/A            N/A
NFJ Value 25 Fund                                        N/A              N/A            N/A
Worldwide Growth Fund                                    N/A              N/A            N/A
Global Healthcare Fund                                   N/A              N/A            N/A
Large-Cap Growth Fund                                    N/A              N/A            N/A
International Growth Fund                                N/A              N/A            N/A
Emerging Countries Fund                                  N/A              N/A            N/A
Pacific Rim Fund                                         N/A              N/A            N/A
Latin America Fund                                       N/A              N/A            N/A
60/40 Portfolio                                          N/A              N/A            N/A
30/70 Portfolio                                          N/A              N/A            N/A
90/10 Portfolio                                          N/A              N/A            N/A
                                             ---------------    -------------  -------------

TOTAL                                            $69,022,702      $47,116,679    $42,029,157

--------------
* Amounts for the year ended June 30, 1998 are for the period 12/31/97 through 6/30/98.

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Portfolio Management Agreements


       PIMCO Equity Advisors manages the investment portfolios of the Growth, Target, Opportunity, Innovation, Healthcare Innovation, Renaissance, Select Growth, Equity Income, Value and Growth & Income Funds. The Adviser employs Sub-Advisers to provide investment advisory services to each other Fund pursuant to portfolio management agreements (each a "Portfolio Management Agreement") between the Adviser and the Fund's Sub-Adviser. Each Sub-Adviser retained by the Adviser is an affiliate of the Adviser except for Blairlogie Capital Management ("Blairlogie"), which advises the International Fund. The Adviser currently has eight subsidiaries, the following four of which manage one or more of the Funds:
PIMCO/Allianz Investment Advisors LLC ("PAIA"), Parametric Portfolio Associates ("Parametric"), Cadence Capital Management ("Cadence") and NFJ Investment Group ("NFJ"). Nicholas-Applegate Capital Management ("Nicholas-Applegate") is an indirect subsidiary of Allianz AG.

       Shareholders of each Fund (except the Innovation, Mid-Cap and Micro-Cap Funds) have approved a proposal permitting PIMCO Advisors to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless such affiliates are substantially wholly-owned by PIMCO Advisors. PIMCO Advisors has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

PIMCO Equity Advisors
---------------------


       PIMCO Equity Advisors, a division of PIMCO Advisors, acts as the Sub-Adviser and provides investment advisory services to the Equity Income, Value, Growth, Target, Opportunity, Innovation, Healthcare Innovation, Global Innovation, Renaissance, Select Growth, and Growth & Income Funds. PIMCO Equity Advisors' address is 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. Additional information about PIMCO Advisors, including information regarding investment advisory fees paid to PIMCO Advisors by the Equity Income, Value, Growth, Target, Opportunity, Innovation, Healthcare Innovation, Renaissance, Select Growth, Growth & Income, and Global Innovation Funds is provided above under "Investment Adviser." Prior to March 6, 1999, Columbus Circle Investors ("Columbus Circle"), a former subsidiary partnership of the Adviser, served as Sub-Adviser to the Growth, Target, Opportunity and Innovation Funds. Columbus Circle served as Sub-Adviser to the Renaissance Fund until May 7, 1999, and it served as Sub-Adviser to the Select Growth and Growth & Income Funds until July 1, 1999. On July 1, 1999, the Adviser sold all of its ownership interest in Columbus Circle to certain of Columbus Circle's employees. Prior to May 8, 2000, NFJ served as Sub-Adviser to the Equity Income and Value Funds. PIMCO Equity Advisors served as the Sub-Adviser to the Select International Fund prior to November 1, 2000. Prior to July 1, 1999, Columbus Circle served as the Sub-Adviser to the Select International Fund.

PAIA
----


       Pursuant to a Portfolio Management Agreement between the Adviser and PAIA, PAIA is the Sub-Adviser and provides investment advisory services to the Select International, Select World, Europe Growth, New Asia and Emerging Markets Funds. For the services provided to the Fund, the Adviser (not the Trust) pays PAIA a monthly fee at the annual rate of .55% based on the average daily net assets of the Select International, Select World and Europe Growth Funds and
 .80% based on the average daily net assets of the New Asia and Emerging Markets Funds.

       PAIA is organized as a limited liability company with PIMCO Advisors as its sole member. The address of PAIA is 1345 Avenue of the Americas, 50th floor, New York, NY 10105. PAIA commenced operations during the fourth quarter of 2000.

Parametric
----------

       Pursuant to a Portfolio Management Agreement between the Adviser and Parametric, Parametric is the Sub-Adviser and provides investment advisory services to the Tax-Efficient Equity, Enhanced Equity, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds. For the services provided to each Fund, the Adviser (not the Trust) pays Parametric a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .35% for the Tax-Efficient Equity Fund, .35% for the Enhanced Equity Fund, .35% for the Structured Emerging Markets Fund, and
 .35% for the Tax-Efficient Structured Emerging Markets Fund.


       Parametric is an investment management firm organized as a general partnership. Parametric is the successor investment adviser to Parametric Portfolio Associates, Inc., which commenced operations in 1987. Parametric has two partners: PIMCO Advisors as the supervisory partner, and Parametric Management Inc. as the managing partner. The predecessor investment adviser to Parametric commenced operations in 1987. Parametric is located at 1151 Fairview Avenue N., Seattle, Washington 98109. Parametric provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Parametric had combined assets, as of September 30, 2000, of approximately $4.4 billion.

Cadence
-------

       Pursuant to a Portfolio Management Agreement between the Adviser and Cadence, Cadence provides investment advisory services to the Mega-Cap, Capital Appreciation, Mid-Cap and Micro-Cap Funds. For the services provided, the Adviser (not the Trust) pays Cadence a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular
Fund): .35% for the Mega-Cap Fund, .35% for the Capital Appreciation Fund, .35% for the Mid-Cap Fund, and 1.15% for the Micro-Cap Fund.

       Cadence is an investment management firm organized as a general partnership. Cadence is the successor investment adviser to Cadence Capital Management Corporation, which commenced operations in 1988. Cadence has two partners: PIMCO Advisors as the supervisory partner, and Cadence Capital Management Inc. as the managing partner. Cadence is located at Exchange Place, 53 State Street, Boston, Massachusetts 02109. Cadence provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Cadence had combined assets, as of September 30, 2000, of approximately $6.8 billion.

NFJ
---

       Pursuant to a Portfolio Management Agreement between the Adviser and NFJ, NFJ provides investment advisory services to the Small-Cap Value, NFJ Value 25, NFJ Value and NFJ Equity Income Funds. For the services provided, the Adviser (not the Trust) pays NFJ a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .40% for the NFJ Value 25 Fund, .50% for the Small-Cap Value Fund, .35% for the NFJ Equity Income Fund and .35% for the NFJ Value Fund.

       NFJ is an investment management firm organized as a general partnership. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. NFJ has two partners: PIMCO Advisors as the supervisory partner, and NFJ Management Inc. as the managing partner. NFJ is located at 2121 San Jacinto, Suite 1840, Dallas, Texas 75201. NFJ provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by NFJ had combined assets, as of September 30, 2000, of approximately $1.8 billion.

Blairlogie
----------

       Pursuant to a Portfolio Management Agreement between the Adviser and Blairlogie, Blairlogie provides investment advisory services to the International Fund. For the services provided, the Adviser (not the Trust) pays Blairlogie a monthly fee for the Fund at the annual rate of .40% based on the average daily net assets of the International Fund.

       Blairlogie is an investment management firm organized as a limited partnership under the laws of the United Kingdom. Blairlogie is the successor investment adviser to Blairlogie Capital Management Ltd., which commenced operations in 1992. Blairlogie is an indirect majority-owned subsidiary of the Alleghany Corporation. The Alleghany Corporation is engaged through its subsidiaries in the businesses of title insurance, reinsurance, other financial services and industrial minerals. Blairlogie is located at 125 Princes Street, 4th Floor, Edinburgh EH2 4AD, Scotland. Blairlogie provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Blairlogie had combined assets, as of September 30, 2000, of approximately $1 billion.

       Until April 30, 1999, Blairlogie was an affiliate of the Adviser. On April 30, 1999, the Adviser sold all of its ownership interests in Blairlogie to subsidiaries of the Alleghany Corporation (the "Blairlogie Transaction"), and therefore Blairlogie is no longer affiliated with the Adviser.


       In connection with the Blairlogie Transaction, the PIMCO Emerging Markets and International Developed Funds (the "Transferred Funds") transferred all of their assets and liabilities to newly formed series of Alleghany Funds managed by Blairlogie. The Transferred Funds were liquidated in connection with the Blairlogie Transaction and are no longer series of the Trust.

Nicholas-Applegate

        Pursuant to a Portfolio Management Agreement between the Adviser and Nicholas-Applegate, Nicholas-Applegate provides investment advisory services to the Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds. For the services provided, the Adviser (not the Trust) pays Nicholas-Applegate a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .4125% for the Large-Cap Growth Fund; .5375% for the Worldwide Growth, International Growth and Pacific Rim Funds; .60% for the Global Healthcare Fund; and .6875% for the Emerging Countries and Latin America Funds.

        Nicholas-Applegate is a California limited partnership. Organized in 1984, Nicholas-Applegate, an affiliated partnership of PIMCO Advisors, provides advisory services to mutual funds and institutional accounts. Nicholas-Applegate is located at 600 West Broadway, San Diego , CA 92101. Accounts managed by Nicholas-Applegate had combined assets, as of [______ __, _____], of approximately [ ] billion.

       For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the amount of portfolio management fees paid by the Adviser (or its predecessor) to the applicable Sub-Adviser (or its predecessor) for each of the Funds was as follows:

                                                      Year             Year        Year
                                                     Ended             Ended       Ended
                                                    6/30/00           6/30/99     6/30/98
                                                    -------           -------     -------
Equity Income Fund                               $   186,339      $   694,469    $   618,529
Value Fund                                           613,460          811,864        739,776
Small-Cap Value Fund                               1,648,817        1,845,873      1,162,608
Select Growth Fund/(1)/                                  N/A          340,758        416,205
Growth & Income Fund                                     N/A           62,797         45,391

Capital Appreciation Fund                          3,251,731        3,933,855      2,821,614
Mid-Cap Fund/(1)/                                  3,584,533        3,054,054      2,039,356
Micro-Cap Fund/(1)/                                2,590,845        2,794,415      2,539,086
Small-Cap Fund/(1)/                                  520,548          517,002        370,606
Enhanced Equity Fund                                 214,805          185,113        155,141
PIMCO Emerging Markets Fund/(1)/                         N/A          133,867        307,963
International Developed Fund/(1)/                        N/A          509,210        544,208
Balanced Fund/(1)/                                    46,920          212,316        212,532
Renaissance Fund                                         N/A        2,033,332      1,906,366
Growth Fund                                              N/A        4,727,674      6,344,197
Target Fund                                              N/A        2,563,818      4,324,681
Opportunity Fund                                         N/A        1,682,634      3,819,591
Innovation Fund                                          N/A        1,325,219      1,186,016
Healthcare Innovation Fund                               N/A              N/A            N/A
International Fund                                   590,489          540,637        671,040
Select International Fund                                N/A           27,298         11,650
Select World Fund                                        N/A              N/A            N/A
Europe Growth Fund                                       N/A              N/A            N/A
New Asia Fund                                            N/A              N/A            N/A
Emerging Markets Fund                                    N/A              N/A            N/A
Precious Metal Fund/(1)/                              42,241           73,469         96,785
Value 25 Fund/(1)/                                     6,891            6,021            N/A
Tax-Efficient Equity Fund                            176,618           44,322            N/A
Structured Emerging Markets Fund                     163,518          121,584            N/A
Tax-Efficient Structured Emerging Markets Fund       310,643          165,144            N/A
Tax Exempt Fund/(1)/                                     N/A              N/A        144,515
Mega-Cap Fund                                         10,460              N/A            N/A
Global Innovation Fund                                   N/A              N/A            N/A
NFJ Value Fund                                           422              N/A            N/A
NFJ Equity Income Fund                                 8,789              N/A            N/A
NFJ Value 25 Fund                                        N/A              N/A            N/A
Worldwide Growth Fund                                    N/A              N/A            N/A
Global Healthcare Fund                                   N/A              N/A            N/A
Large-Cap Growth Fund                                    N/A              N/A            N/A
International Growth Fund                                N/A              N/A            N/A
Emerging Countries Fund                                  N/A              N/A            N/A
Pacific Rim Fund                                         N/A              N/A            N/A
Latin America Fund                                       N/A              N/A            N/A

TOTAL                                            $14,268,069      $28,406,745    $30,477,856

-----------------
* Amounts for the year ended June 30, 1998 are for the period 12/31/97 through 6/30/98.
(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Fund Administrator

        In addition to its services as Adviser, PIMCO Advisors serves as administrator (and is referred to in this capacity as the "Administrator") to the Funds and Portfolios pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the Funds and Portfolios, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust's shareholders and regulatory filings. PIMCO Advisors has retained Pacific Investment Management as sub-administrator to provide such services pursuant to a sub-administration agreement (the "Sub-Administration Agreement"). PIMCO Advisors may also retain other affiliates to provide such services. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Funds and Portfolios, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses, at the following annual rates for each Fund and Portfolio (each expressed as a percentage of the Fund's or Portfolio's average daily net assets attributable to the indicated class or classes of shares on an annual basis):

                            Administrative Fee Rate

                            Institutional
                                 and                 Class A, Class B,
                            Administrative              and Class C                      Class D
Fund or Portfolio              Classes*                    Shares*                       Shares**
-----------------              --------                    -------                      ---------
Equity Income Fund               .25%       .40% of first $2.5 billion                   .65%
                                            .35% of amounts in excess of $2.5 billion

Tax-Efficient Equity Fund        .25%       .40% of first $2.5 billion                   .65%
                                            .35% of amounts in excess of $2.5 billion

Value Fund                       .25%       .40% of first $2.5 billion                   .65%
                                            .35% of amounts in excess of $2.5 billion

Small-Cap Value Fund             .25%       .40% of first $2.5 billion                    N/A
                                            .35% of amounts in excess of $2.5 billion

Select Growth Fund               .25%       .40% of the first $2.5 billion               .65%
                                            .35% of amounts in excess of $2.5 billion

Growth & Income Fund             .25%       .50% of the first $2.5 billion               .75%
                                            .45% of amounts in excess of $2.5 billion

NFJ Value 25 Fund                .25%                        N/A                          N/A

Mega-Cap Fund                    .25%                        N/A                          N/A

Capital Appreciation Fund        .25%       .40% of first $2.5 billion                   .65%
                                            .35% of amounts in excess of $2.5 billion

Mid-Cap Fund                     .25%       .40% of first $2.5 billion                   .65%
                                            .35% of amounts in excess of $2.5 billion

Micro-Cap Fund                   .25%                        N/A                          N/A

Enhanced Equity Fund             .25%                        N/A                          N/A

Renaissance Fund                 .25%       .40% of first $2.5 billion                   .65%
                                            .35% of amounts in excess of $2.5 billion

Growth Fund                      .25%       .40% of first $2.5 billion                   .65%
                                            .35% of amounts in excess of $2.5 billion

Target Fund                      .25%       .40% of first $2.5 billion                   .65%
                                            .35% of amounts in excess of $2.5 billion

Opportunity Fund                 .25%       .40% of first $2.5 billion                   .65%
                                            .35% of amounts in excess of $2.5 billion

Innovation Fund                  .25%       .40% of first $2.5 billion                   .65%
                                            .35% of amounts in excess of $2.5 billion

                            Institutional
                                 and                 Class A, Class B,
                            Administrative              and Class C                      Class D
Fund or Portfolio              Classes*                    Shares*                       Shares**
-----------------              --------                    -------                      ---------
Healthcare Innovation Fund       .25%       .50% of first $2.5 billion                   .75%
                                            .45% of amounts in excess of $2.5 billion

International Fund               .50%       .65% of first $2.5 billion                    N/A
                                            .60% of amounts in excess of $2.5 billion

Global Innovation Fund           .40%       .60% of first $2.5 billion                   .85%
                                            .55% of amounts in excess of $2.5 billion

Tax-Efficient Structured         .50%                        N/A                          N/A
Emerging Markets Fund

Structured Emerging              .50%                        N/A                          N/A
Markets Fund

NFJ Equity Income                .25%                        N/A                          N/A

NFJ Value                        .25%                        N/A                          N/A

Select International             .50%       .70% of the first $2.5 billion               .95%
Fund/(1)/                                   .65% of amounts in excess of $2.5 billion

Select World Fund/(1)/           .50%       .70% of the first $2.5 billion               .95%
                                            .65% of amounts in excess of $2.5 billion

Europe Growth Fund/(1)/          .50%       .70% of the first $2.5 billion               .95%
                                            .65% of amounts in excess of $2.5 billion

New Asia Fund/(1)/               .50%       .70% of the first $2.5 billion               .95%
                                            .65% of amounts in excess of $2.5 billion

Emerging Markets Fund/(1)/       .50%       .70% of the first $2.5 billion               .95%
                                            .65% of amounts in excess of $2.5 billion

Worldwide Growth Fund/(1)/        N/A       .60% of the first $2.5 billion               .85%
                                            .55% of amounts in excess of $2.5 billion

Global Healthcare Fund/(1)/       N/A       .60% of the first $2.5 billion               .85%
                                            .55% of amounts in excess of $2.5 billion

Large-Cap Growth                  N/A       .50% of the first $2.5 billion               .75%
Fund/(1)/                                   .45% of amounts in excess of $2.5 billion

International Growth              N/A       .70% of the first $2.5 billion               .95%
Fund/(1)/                                   .65% of amounts in excess of $2.5 billion

Emerging Countries                N/A       .70% of the first $2.5 billion               .95%
Fund/(1)/                                   .65% of amounts in excess of $2.5 billion

Pacific Rim Fund/(1)/             N/A       .70% of the first $2.5 billion               .95%
                                            .65% of amounts in excess of $2.5 billion

Latin America Fund/(1)/           N/A       .70% of the first $2.5 billion               .95%
                                            .65% of amounts in excess of $2.5 billion

90/10 Portfolio                  .10%***    .40% of first $2.5 billion                    N/A
                                            .35% of amounts in excess of $2.5 billion

60/40 Portfolio                  .10%***    .40% of first $2.5 billion                    N/A
                                            .35% of amounts in excess of $2.5 billion

                            Institutional
                                 and                 Class A, Class B,
                            Administrative              and Class C                      Class D
Fund or Portfolio              Classes*                    Shares*                       Shares**
-----------------              --------                    -------                      ---------

30/70 Portfolio                    .10%***  .40% of first $2.5 billion                    N/A
                                            .35% of amounts in excess of $2.5 billion

* The Administrator receives administrative fees based on a Fund's or Portfolio's average daily net assets attributable in the aggregate to its Institutional and Administrative Class shares on the one hand, and to its Class A, Class B and Class C shares on the other.

** As described below, the Administration Agreement includes a plan adopted in conformity with Rule 12b-1 which provides for the payment of up to .25% of the Class D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

*** The Administrative Fee for Institutional and Administrative Class shares of each Portfolio reflects a fee waiver currently in effect. In the absence of this waiver, the Administrative Fee rate for Institutional and Administrative Class shares of each Portfolio would be 0.15% per annum.


(1) The Administrator has contractually agreed to waive, reduce or reimburse its Administrative Fee for each class of shares for each of these Funds in an amount that, in essence, is equal to such Fund's organizational expenses and disinterested Trustees' expenses (as defined below) attributed to that class during the Fund's initial Fiscal year.

        Except for the expenses paid by the Administrator, the Trust bears all costs of its operations. The Trust is responsible for the following expenses:
(i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO Advisors, Pacific Investment Management, or their subsidiaries or affiliates;
(ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO Advisors, any Sub-Adviser, or the Trust, and any counsel retained exclusively for their benefit ("disinterested Trustees' expenses");
(vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

        Class-specific expenses include distribution and/or service fees payable with respect to the Class A, Class B, Class C, Class D or Administrative Class shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan (the "Multi-Class Plan") adopted pursuant to Rule 18f-3 under the 1940 Act, which is subject to review and approval by the Trustees. It is not presently anticipated that any expenses other than distribution and/or service fees and administrative fees will be allocated on a class-specific basis.

        The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) with respect to the Renaissance, Growth, Target, Opportunity, Innovation and International Funds, by a majority of the Trustees who are not interested persons of the Trust or PIMCO Advisors, on 60 days' written notice to PIMCO Advisors.

        Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms' services (normally not to exceed an annual rate of .35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms). The Administration Agreement includes a plan specific to Class D shares which has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to .25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. See "Distribution of Trust Shares--Plan for Class D Shares."

        After an initial two-year term, the Sub-Administration Agreement will continue from year to year upon the approval of the parties thereto. The Sub-Administration Agreement may be terminated at any time by PIMCO Advisors or Pacific Investment Management upon 60 days' written notice to the other party and, with respect to the services rendered to the Trust, at any time by vote of a majority of the disinterested Trustees of the Trust. The Sub-Administration Agreement will also terminate upon termination of the Administration Agreement.

        For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the aggregate amount of the administration fees paid by the Funds and Portfolios was as follows (Class D shares were not offered prior to April 8, 1998):

                                                       Year         Year          Year
                                                      Ended        Ended          Ended
Fund                                                6/30/00        6/30/99       6/30/98
----                                                -------        -------       -------
Equity Income Fund                               $  463,388    $  579,501      $  487,106
Value Fund                                          678,205       778,004         720,965
Small-Cap Value Fund                              1,232,827     1,373,378         850,182
Select Growth Fund/(1)/                              11,113       181,254         221,386
Growth & Income Fund                                 12,856        29,621          21,411
Capital Appreciation Fund                         2,654,312     3,129,528       2,144,151
Mid-Cap Fund/(1)/                                 3,040,667     2,641,971       1,722,412
Micro-Cap Fund/(1)/                                 559,152       607,005         551,975
Small-Cap Fund/(1)/                                 144,597       143,612         102,410
Enhanced Equity Fund                                153,432       132,223         110,815
PIMCO Emerging Markets Fund/(1)/                        N/A           N/A         208,654
International Developed Fund/(1)/                       N/A           N/A         555,314
Balanced Fund/(1)/                                   50,287       220,148         186,627
Renaissance Fund                                  2,184,805     2,513,413       2,006,144
Growth Fund                                      10,491,542     8,581,473       7,463,761
Target Fund                                       6,594,163     4,244,469       4,805,201
Opportunity Fund                                  2,117,069     1,950,916       3,182,992
Innovation Fund                                  12,859,854     2,740,592       1,248,438
Healthcare Innovation                                   N/A           N/A             N/A
International Fund                                  926,817       877,968       1,090,440
Select International Fund*                           58,068        34,123          14,562
Select World Fund                                       N/A           N/A             N/A
Europe Growth Fund                                      N/A           N/A             N/A
New Asia Fund                                           N/A           N/A             N/A
Emerging Markets Fund                                   N/A           N/A             N/A
Precious Metals Fund/(1)/                            12,554        94,460         124,438
Tax Exempt Fund/(1)/                                    N/A           N/A         193,724
Value 25 Fund/(1)/                                     1622         5,790             N/A
Tax-Efficient Equity Fund                           174,436        49,326             N/A
Structured Emerging Markets Fund                    233,597       173,691             N/A
Tax-Efficient Structured Emerging Markets Fund      443,776       235,919             N/A
Mega-Cap Fund                                         7,472           N/A             N/A
Global Innovation Fund                               99,521           N/A             N/A
NFJ Value Fund                                          301           N/A             N/A
NFJ Equity Income Fund                                6,278           N/A             N/A
NFJ Value 25 Fund                                       N/A           N/A             N/A
Worldwide Growth Fund                                   N/A           N/A             N/A
Global Healthcare Fund                                  N/A           N/A             N/A
Large-Cap Growth Fund                                   N/A           N/A             N/A
International Growth Fund                               N/A           N/A             N/A

Emerging Countries Fund                                 N/A           N/A             N/A
Pacific Rim Fund                                        N/A           N/A             N/A
Latin America Fund                                      N/A           N/A             N/A
60/40 Portfolio                                      65,448        20,123             N/A
30/70 Portfolio                                      29,149        10,422             N/A
90/10 Portfolio                                      60,246        14,344             N/A
                                                     ------        ------             ---

TOTAL                                           $45,367,554   $31,363,276     $28,013,108

* Amounts for the year ended June 30, 1998 are for the period from 12/31/97 through 6/30/98.
(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

                         DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

        PIMCO Funds Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract (the "Distribution Contract") with the Trust. The Distributor is a wholly-owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund, Portfolio or class of shares without penalty, at any time, by the Fund, Portfolio or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

        The Distribution Contract will continue in effect with respect to each Fund and Portfolio, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund, Portfolio or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds, Portfolios or classes, it may continue in effect with respect to any Fund, Portfolio or class as to which it has not been terminated (or has been renewed).

        The Trust currently offers up to six classes of shares of each of the
Funds: Class A, Class B, Class C, Class D, Institutional Class and Administrative Class shares. The Trust currently offers Class A, Class B, Class C, Institutional Class and Administrative Class shares of each Portfolio.

        Class A, Class B and Class C shares of the Trust are offered through firms ("participating brokers") which are members of the National Association of Securities Dealers, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

        Class D shares are generally offered to clients of financial service firms, such as broker- dealers or registered investment advisers, with which the Distributor has an agreement for the use of PIMCO Funds: Multi-Manager Series in particular investment products, programs or accounts for which a fee may be charged.

        Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investments in the Funds). Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

        Under the Trust's Multi-Class Plan, shares of each class of each Fund and Portfolio represent an equal pro rata interest in the Fund or Portfolio and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

        Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge

        As described in the Class A, B and C Prospectus and the Retail Portfolio Prospectus under the caption "Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund or Portfolio for shares of another Fund or Portfolio prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.

        During the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds and the Portfolios:

                              Year                      Year                  Year
                              Ended                     Ended                 Ended
Class                        6/30/00                   6/30/99               6/30/98
-----                        -------                   -------               -------
Class A                  $  171,399                 $    5,341              $  2,273
Class B                   2,328,986                  2,063,747               945,353
Class C                     612,618                    618,030               480,061

        As described in the Class A, B and C Prospectus and the Retail Portfolio Prospectus under the caption "Investment Options (Class A, B and C Shares)," Class A shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Distributor received an aggregate of $16,118,114, $7,013,745 and $4,878,434, respectively, and retained an aggregate of $2,703,541, $904,586 and $506,878, respectively, in initial sales charges paid by Class A shareholders of the Trust.

Distribution and Servicing Plans for Class A, Class B and Class C Shares

        As stated in the Class A, B and C Prospectus and the Retail Portfolio Prospectus under the caption "Investment Options -- Class A, B and C Shares--Distribution and Servicing (12b-1) Plans," Class A, Class B and Class C shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

        Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares (the "Retail Plans"), the Distributor receives (i) in connection with the distribution of Class B and Class C shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B and Class C shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B and Class C shares as to which no distribution and servicing fees were paid on account of such limitations.

        The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries in connection with the sale of Class B and Class C shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to the Distribution Agreement, with respect to each Fund's or Portfolio's Class A, Class B and Class C shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

Class A Servicing Fees
----------------------

        As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of .25% (calculated as a percentage of each Fund's or Portfolio's average daily net assets attributable to Class A shares).

Class B and Class C Distribution and Servicing Fees
---------------------------------------------------

        As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B and Class C shares of the Trust, and in connection with personal services rendered to Class B and Class C shareholders of the Trust and the maintenance of Class B and Class C shareholder accounts, the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund's or Portfolio's average daily net assets attributable to Class B and Class C shares, respectively):

                                            Servicing
                                             Fee                  Fee Distribution
                                             ---                  ----------------
               All Funds and Portfolios        .25%                   .75%

        The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

        The distribution fee applicable to Class B and Class C shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B or Class C shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B or Class C shares, printing of prospectuses and reports for other than existing Class B or Class C shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class A, Class B and Class C shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's or Portfolio's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B or Class C shares of any Fund or Portfolio may indirectly support sales and servicing efforts relating to the other Funds' or Portfolios' shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's or Portfolio's shares, and allocates other expenses among the Funds or Portfolios based on their relative net assets. Expenses allocated to each Fund or Portfolio are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

All Funds and Portfolios/(1)/

                                  Servicing                      Distribution
                                  Fee                            Fee
                                  ---                            ---

Class A                                .25%                                N/A

Class B /(2)/                          .25%                                None

Class C (purchased before July         .25%                                None
1, 1991)

Class C/(3)/ (purchased on or          .25%                                .65%
after July 1, 1991)

1. Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in transactions which took place on January 17, 1997
2.  Payable only with respect to shares outstanding for one year or more.
3. Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

        The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A, Class B and Class C shares of the Funds or Portfolios. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund or Portfolio and/or all of the Funds or Portfolios together or a particular class of shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed .50% of the amount of any sale. In its capacity as administrator for the Funds and Portfolios, PIMCO Advisors may pay participating brokers and other intermediaries for sub-transfer agency and other services.

        If in any year the Distributor's expenses incurred in connection with the distribution of Class B and Class C shares and, for Class A, Class B and Class C shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

        Each Retail Plan may be terminated with respect to any Fund or Portfolio to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("disinterested Retail Plan Trustees"), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund or Portfolio. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund or Portfolio to which the Plan relates requires approval by the affected class of shareholders of that Fund or Portfolio. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.

        The Retail Plans will continue in effect with respect to each Fund and Portfolio, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.

        If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or Portfolios, or classes thereof, it may continue in effect with respect to any class of any Fund or Portfolio as to which it has not been terminated (or has been renewed).

        The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds and Portfolios are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing expense ratios and/or by affording greater flexibility to the Sub-Advisers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B and Class C shares of the Trust, and in connection with the servicing of Class B and Class C shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds and Portfolios to continue payments of distribution and servicing fees in the future with respect to Class B and Class C shares.

Payments Pursuant to Class A Plans

        For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Trust paid the Distributor an aggregate of $4,791,777, $2,635,864 and $2,017,316, respectively, pursuant to the Class A Retail Plan. Such payments were allocated among the operational Funds and Portfolios as follows:



                                                  Year Ended      Year Ended      Year Ended
Fund                                               06/30/00        06/30/99        06/30/98
----                                               --------        --------        --------
Equity Income Fund                                $    35,417     $     37,477     $ 20,227
Value Fund                                             48,672           51,171       46,720
Small-Cap Value Fund                                  281,899          226,167       91,688
Select Growth Fund/(1)/                                 2,930              N/A          N/A
Growth & Income Fund                                      N/A              N/A          N/A
Capital Appreciation Fund                             211,691          224,084       75,035
Mid-Cap Fund/(1)/                                     344,881          251,954       72,631
Micro-Cap Fund/(1)/                                       N/A              N/A          N/A
Small-Cap Fund/(1)/                                       N/A              N/A          N/A
Enhanced Equity Fund                                      N/A              N/A          N/A
PIMCO Emerging Markets Fund/(1)/                          N/A              N/A          697
International Developed Fund/(1)/                         N/A              N/A        2,903
Balanced Fund/(1)/                                      5,099           23,696       12,278
Renaissance Fund                                      188,955          214,100      130,230
Growth Fund                                           584,296          464,918      403,013
Target Fund                                           575,532          347,814      394,300
Opportunity Fund                                      336,308          338,303      531,993
Innovation Fund                                     2,086,704          406,854      164,089
Healthcare Innovation Fund                                N/A              N/A          N/A
International Fund                                     37,673           29,153       42,700
Select International Fund                                 N/A              N/A          N/A
Select World Fund                                         N/A              N/A          N/A
Europe Growth Fund                                        N/A              N/A          N/A
New Asia Fund                                             N/A              N/A          N/A
Emerging Markets Fund                                     N/A              N/A          N/A
Precious Metals Fund/(1)/                               6,974            8,880       13,370
Tax Exempt Fund/(1)/                                      N/A              N/A       15,442
Value 25 Fund/(1)/                                      1,014            1,189          N/A
Tax-Efficient Equity Fund                              20,413            7,937          N/A
Structured Emerging Markets Fund                          N/A              N/A          N/A
Tax-Efficient Structured Emerging Markets Fund            N/A              N/A          N/A
Mega-Cap Fund                                             N/A              N/A          N/A
Global Innovation Fund                                 13,809              N/A          N/A
NFJ Value Fund                                            N/A              N/A          N/A
NFJ Equity Income Fund                                    N/A              N/A          N/A
NFJ Value 25 Fund                                         N/A              N/A          N/A
Worldwide Growth Fund                                     N/A              N/A          N/A
Global Healthcare Fund                                    N/A              N/A          N/A
Large-Cap Growth Fund                                     N/A              N/A          N/A
International Growth Fund                                 N/A              N/A          N/A
Emerging Countries Fund                                   N/A              N/A          N/A
Pacific Rim Fund                                          N/A              N/A          N/A
Latin America Fund                                        N/A              N/A          N/A
60/40 Portfolio                                         6,127            1,312          N/A

30/70 Portfolio                                         1,092              348          N/A
90/10 Portfolio                                         2,291              504          N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        During the fiscal year ended June 30, 2000, the amounts collected pursuant to the Class A Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $3,966,313, preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal and operations), $810,030. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund and Portfolio, were as follows:

                                                                      Sales Material
                                                                        and Other
                                                  Compensation          Expenses            Total
                                                  ------------          --------            -----
Equity Income Fund                                $   29,396           $   6,021         $   35,417
Value Fund                                            40,398               8,274             48,672
Small-Cap Value Fund                                 233,976              47,923            281,899
Select Growth Fund/(1)/                                2,432                 498              2,930
Growth & Income Fund                                     N/A                 N/A                N/A
Capital Appreciation Fund                            175,704              35,967            211,691
Mid-Cap Fund/(1)/                                    286,251              58,630            344,881
Micro-Cap Fund/(1)/                                      N/A                 N/A                N/A
Small-Cap Fund/(1)/                                      N/A                 N/A                N/A
Enhanced Equity Fund                                     N/A                 N/A                N/A
PIMCO Emerging Markets Fund/(1)/                         N/A                 N/A                N/A
International Developed Fund/(1)/                        N/A                 N/A                N/A
Balanced Fund/(1)/                                       N/A                 N/A                N/A
Renaissance Fund                                     156,833              32,122            188,955
Growth Fund                                          484,966              99,330            584,296
Target Fund                                          477,692              97,840            575,532
Opportunity Fund                                     279,136              57,172            336,308
Innovation Fund                                    1,731,964             354,740          2,086,704
Healthcare Innovation Fund                               N/A                 N/A                N/A
International Fund                                    31,269               6,404             37,673
Select International Fund                                N/A                 N/A                N/A
Select World Fund                                        N/A                 N/A                N/A
Europe Growth Fund                                       N/A                 N/A                N/A
New Asia Fund                                            N/A                 N/A                N/A
Emerging Markets Fund                                    N/A                 N/A                N/A
Precious Metals Fund/(1)/                                N/A                 N/A                N/A
Tax Exempt Fund/(1)/                                     N/A                 N/A                N/A
Value 25 Fund/(1)/                                       N/A                 N/A                N/A
Tax-Efficient Equity Fund                             16,943               3,470             20,413
Structured Emerging Markets Fund                         N/A                 N/A                N/A
Tax-Efficient Structured Emerging Markets Fund           N/A                 N/A                N/A
Mega-Cap Fund                                            N/A                 N/A                N/A
Global Innovation Fund                                11,461               2,348             13,809
NFJ Value                                                N/A                 N/A                N/A
NFJ Equity Income                                        N/A                 N/A                N/A
NFJ Value 25                                             N/A                 N/A                N/A
Worldwide Growth Fund                                    N/A                 N/A                N/A
Global Healthcare Fund                                   N/A                 N/A                N/A
Large-Cap Growth Fund                                    N/A                 N/A                N/A
International Growth Fund                                N/A                 N/A                N/A
Emerging Countries Fund                                  N/A                 N/A                N/A
Pacific Rim Fund                                         N/A                 N/A                N/A
Latin America Fund                                       N/A                 N/A                N/A
60/40 Portfolio                                        5,085               1,042              6,127
30/70 Portfolio                                          906                 186              1,092
90/10 Portfolio                                        1,902                 389              2,291

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Payments Pursuant to Class B Plans

        For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Trust paid the Distributor an aggregate of $17,229,175, $7,649,186 and $4,549,168, respectively, pursuant to the Class B Retail Plan. Such payments were allocated among the operational Funds and Portfolios as follows:

                                                 Year Ended        Year Ended    Year Ended
Fund                                              6/30/00           6/30/99       06/30/98
----                                              -------           -------       --------
Equity Income Fund                                $170,658         $174,783       $80,992
Value Fund                                         310,938          332,761       311,768
Small-Cap Value Fund                               727,720          984,479       611,536
Select Growth Fund/(1)/                              2,205              N/A           N/A
Growth & Income Fund                                   N/A              N/A           N/A
Capital Appreciation Fund                          580,680          483,520       165,015
Mid-Cap Fund/(1)/                                  817,029          834,091       528,760
Micro-Cap Fund/(1)/                                    N/A              N/A           N/A
Small-Cap Fund/(1)/                                    N/A              N/A           N/A
Enhanced Equity Fund                                   N/A              N/A           N/A
PIMCO Emerging Markets Fund/(1)/                       N/A              N/A         4,696
International Developed Fund/(1)/                      N/A              N/A        21,969
Balanced Fund/(1)/                                  26,925          109,348        42,373
Renaissance Fund                                 1,057,065        1,133,814       603,997
Growth Fund                                      1,683,442          996,276       660,761
Target Fund                                      1,333,509          703,506       727,857
Opportunity Fund                                   139,441              428           N/A
Innovation Fund                                 10,061,312        1,707,917       629,537
Healthcare Innovation Fund                             N/A              N/A           N/A
International Fund                                  96,371           84,644        85,359
Select International Fund                              N/A              N/A           N/A
Select World Fund                                      N/A              N/A           N/A
Europe Growth Fund                                     N/A              N/A           N/A
New Asia Fund                                          N/A              N/A           N/A
Emerging Markets Fund                                  N/A              N/A           N/A
Precious Metals Fund/(1)/                            7,022           40,742        41,484
Tax Exempt Fund/(1)/                                   N/A              N/A        33,064
Value 25 Fund/(1)/                                   5,929            3,700           N/A
Tax-Efficient Equity Fund                           95,696           28,316           N/A
Structured Emerging Markets Fund                       N/A              N/A           N/A
Tax-Efficient Structured Emerging Markets Fund         N/A              N/A           N/A
Mega-Cap Fund                                          N/A              N/A           N/A
Global Innovation Fund                              35,130              N/A           N/A
NFJ Value Fund                                         N/A              N/A           N/A
NFJ Equity Income Fund                                 N/A              N/A           N/A
NFJ Value 25 Fund                                      N/A              N/A           N/A
Worldwide Growth Fund                                  N/A              N/A           N/A
Global Healthcare Fund                                 N/A              N/A           N/A
Large-Cap Growth Fund                                  N/A              N/A           N/A
International Growth Fund                              N/A              N/A           N/A
Emerging Countries Fund                                N/A              N/A           N/A
Pacific Rim Fund                                       N/A              N/A           N/A
Latin America Fund                                     N/A              N/A           N/A
60/40 Portfolio                                     38,706           15,370           N/A

30/70 Portfolio                                     17,569            8,250           N/A
90/10 Portfolio                                     21,828            7,240           N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        During the fiscal year ended June 30, 2000, the amounts collected pursuant to the Class B Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $14,267,118; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $2,916,209. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund and Portfolio, were as follows:

                                                                      Sales Material
                                                                        and Other
                                              Compensation               Expenses              Total
                                              ------------               --------              -----
Equity Income Fund                            $   141,646               $   29,012        $   170,658
Value Fund                                        258,079                   52,859            310,938
Small-Cap Value Fund                              604,008                  123,712            727,720
Select Growth Fund/(1)                              1,830                      375              2,205
Growth & Income Fund                                  N/A                      N/A                N/A
Capital Appreciation Fund                         481,964                   98,716            580,680
Mid-Cap Fund/(1)/                                 678,134                  138,895            817,029
Micro-Cap Fund/(1)/                                   N/A                      N/A                N/A
Small-Cap Fund/(1)/                                   N/A                      N/A                N/A
Enhanced Equity Fund                                  N/A                      N/A                N/A
PIMCO Emerging Markets Fund/(1)/                      N/A                      N/A                N/A
International Developed Fund/(1)/                     N/A                      N/A                N/A
Balanced Fund/(1)/                                    N/A                      N/A                N/A
Renaissance Fund                                  877,364                  179,701          1,057,065
Growth Fund                                     1,397,257                  286,185          1,683,442
Target Fund                                     1,106,812                  226,697          1,333,509
Opportunity Fund                                  115,736                   23,705            139,441
Innovation Fund                                 8,350,889                1,710,423         10,061,312
Healthcare Innovation Fund                            N/A                      N/A                N/A
International Fund                                 79,988                   16,383             96,371
Select International Fund                             N/A                      N/A                N/A
Select World Fund                                     N/A                      N/A                N/A
Europe Growth Fund                                    N/A                      N/A                N/A
New Asia Fund                                         N/A                      N/A                N/A
Emerging Markets Fund                                 N/A                      N/A                N/A
Precious Metals Fund/(1)/                             N/A                      N/A                N/A
Tax Exempt Fund/(1)/                                  N/A                      N/A                N/A
Value 25 Fund/(1)/                                    N/A                      N/A                N/A
Tax-Efficient Equity Fund                          79,428                   16,268             95,696
Structured Emerging Markets Fund                      N/A                      N/A                N/A
Tax-Efficient Structured Emerging Markets Fund        N/A                      N/A                N/A
Mega-Cap Fund                                         N/A                      N/A                N/A
Global Innovation Fund                             29,158                    5,972             35,130
NFJ Value Fund                                        N/A                      N/A                N/A
NFJ Equity Income Fund                                N/A                      N/A                N/A
NFJ Value 25 Fund                                     N/A                      N/A                N/A
Worldwide Growth Fund                                 N/A                      N/A                N/A

Global Healthcare Fund                        N/A                      N/A                N/A
Large-Cap Growth Fund                         N/A                      N/A                N/A
International Growth Fund                     N/A                      N/A                N/A
Emerging Countries Fund                       N/A                      N/A                N/A
Pacific Rim Fund                              N/A                      N/A                N/A
Latin America Fund                            N/A                      N/A                N/A
60/40 Portfolio                            32,126                    6,580             38,706
30/70 Portfolio                            14,582                    2,987             17,569
90/10 Portfolio                            18,117                    3,711             21,828

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Payments Pursuant to Class C Plans

        For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Trust paid the Distributor an aggregate of $61,852,931, $43,907,220 and $42,819,673, respectively, pursuant to the Class C Retail Plan. Such payments were allocated among the operational Funds and Portfolios as follows:

                                                  Year Ended      Year Ended       Year Ended
Fund                                               6/30/00         6/30/99          6/30/98
----                                               -------         -------          -------
Equity Income Fund                                 $187,033        $230,353        $139,875
Value Fund                                          649,647         779,730         784,829
Small-Cap Value Fund                                867,478       1,113,794         814,232
Select Growth Fund/(1)/                               4,463             N/A             N/A
Growth & Income Fund                                    N/A             N/A             N/A
Capital Appreciation Fund                           779,541         748,698         392,705
Mid-Cap Fund/(1)/                                 1,000,626       1,225,691         951,993
Micro-Cap Fund/(1)/                                     N/A             N/A             N/A
Small-Cap Fund/(1)/                                     N/A             N/A             N/A
Enhanced Equity Fund                                    N/A             N/A             N/A
PIMCO Emerging Markets Fund/(1)/                        N/A             N/A          14,813
International Developed Fund/(1)/                       N/A             N/A          40,459
Balanced Fund/(1)/                                   27,921         110,967          41,412
Renaissance Fund                                  3,638,619       4,288,538       3,887,867
Growth Fund                                      22,300,270      18,591,740      16,386,591
Target Fund                                      12,772,126       8,510,832       9,707,945
Opportunity Fund                                  3,689,475       3,521,632       5,829,510
Innovation Fund                                  14,373,504       3,440,411       1,834,958
Healthcare Innovation Fund                              N/A             N/A             N/A
International Fund                                1,010,972       1,083,209       1,421,443
Select International Fund                               N/A             N/A             N/A
Select World Fund                                       N/A             N/A             N/A
Europe Growth Fund                                      N/A             N/A             N/A
New Asia Fund                                           N/A             N/A             N/A
Emerging Markets Fund                                   N/A             N/A             N/A
Precious Metals Fund/(1)/                            64,702         133,650         181,565
Tax Exempt Fund/(1)/                                    N/A             N/A         389,476
Value 25 Fund/(1)/                                    6,258           4,980             N/A
Tax-Efficient Equity Fund                           142,363          50,345             N/A
Structured Emerging Markets Fund                        N/A             N/A             N/A
Tax-Efficient Structured Emerging Markets Fund          N/A             N/A             N/A

Mega-Cap Fund                                           N/A             N/A             N/A
Global Innovation Fund                               67,185             N/A             N/A
NFJ Value Fund                                          N/A             N/A             N/A
NFJ Equity Income Fund                                  N/A             N/A             N/A
NFJ Value 25 Fund                                       N/A             N/A             N/A
Worldwide Growth Fund                                   N/A             N/A             N/A
Global Healthcare Fund                                  N/A             N/A             N/A
Large-Cap Growth Fund                                   N/A             N/A             N/A
International Growth Fund                               N/A             N/A             N/A
Emerging Countries Fund                                 N/A             N/A             N/A
Pacific Rim Fund                                        N/A             N/A             N/A
Latin America Fund                                      N/A             N/A             N/A
60/40 Portfolio                                     100,301          29,671             N/A
30/70 Portfolio                                      50,881          16,395             N/A
90/10 Portfolio                                     119,566          26,585             N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        During the fiscal year ended June 30, 2000, the amounts collected pursuant to the Class C Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $51,255,862; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal and operations), $10,486,767. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund and Portfolio, were as follows:

                                                             Sales Material
                                    Compensation           and Other Expenses      Total
                                    ------------           ------------------      -----
Equity Income Fund                   $   155,273              $   31,796         $   187,033
Value Fund                               539,207                 110,440             649,647
Small-Cap Value Fund                     720,007                 147,471             867,478
Select Growth Fund/(1)/                    3,704                     759               4,463
Growth & Income Fund                         N/A                     N/A                 N/A
Capital Appreciation Fund                647,019                 132,522             779,541
Mid-Cap Fund/(1)/                        830,520                 170,106           1,000,626
Micro-Cap Fund/(1)/                          N/A                     N/A                 N/A
Small-Cap Fund/(1)/                          N/A                     N/A                 N/A
Enhanced Equity Fund                         N/A                     N/A                 N/A
PIMCO Emerging Markets Fund/(1)/             N/A                     N/A                 N/A
International Developed Fund/(1)/            N/A                     N/A                 N/A
Balanced Fund/(1)/                           N/A                     N/A                 N/A
Renaissance Fund                       3,020,054                 618,565           3,638,619
Growth Fund                           18,509,224               3,791,046          22,300,270
Target Fund                           10,600,865               2,171,261          12,772,126
Opportunity Fund                       3,062,264                 627,211           3,689,475
Innovation Fund                       11,930,008               2,443,496          14,373,504
Healthcare Innovation Fund                   N/A                     N/A                 N/A
International Fund                       839,107                 171,865           1,010,972
Select International Fund                    N/A                     N/A                 N/A
Select World Fund                            N/A                     N/A                 N/A
Europe Growth Fund                           N/A                     N/A                 N/A
New Asia Fund                                N/A                     N/A                 N/A
Emerging Markets Fund                        N/A                     N/A                 N/A
Precious Metals Fund/(1)/                    N/A                     N/A                 N/A

Tax Exempt Fund/(1)/                                N/A              N/A                 N/A
Value 25 Fund /(1)/                                 N/A              N/A                 N/A
Tax-Efficient Equity Fund                       118,161           24,202             142,363
Structured Emerging Markets Fund                    N/A              N/A                 N/A
Tax-Efficient Structured Emerging Markets Fund      N/A              N/A                 N/A
Mega-Cap Fund                                       N/A              N/A                 N/A
Global Innovation Fund                           55,764           11,421              67,185
NFJ Value Fund                                      N/A              N/A                 N/A
NFJ Equity Income Fund                              N/A              N/A                 N/A
NFJ Value 25 Fund                                   N/A              N/A                 N/A
Worldwide Growth Fund                               N/A              N/A                 N/A
Global Healthcare Fund                              N/A              N/A                 N/A
Large-Cap Growth Fund                               N/A              N/A                 N/A
International Growth Fund                           N/A              N/A                 N/A
Emerging Countries Fund                             N/A              N/A                 N/A
Pacific Rim Fund                                    N/A              N/A                 N/A
Latin America Fund                                  N/A              N/A                 N/A
60/40 Portfolio                                  83,250           17,051             100,301
30/70 Portfolio                                  42,231            8,650              50,881
90/10 Portfolio                                  99,240           20,326             119,566

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds and Portfolios, and in connection with the servicing of Class A, Class B and Class C shareholders of the Funds and Portfolios and the maintenance of Class A, Class B and Class C shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. As of June 30, 2000, such expenses were approximately $24,611,000 in excess of payments under the Class A Plan, $53,678,000 in excess of payments under the Class B Plan and $3,917,000 in excess of payments under the Class C Plan.

        The allocation of such excess (on a pro rata basis) among the Funds and Portfolios listed below as of June 30, 2000 was as follows:

Fund                                 Class A           Class B        Class C
-----------------------------------------------------------------------------
Capital Appreciation Fund           $  944,000      $  1,223,000    $  98,000

Equity Income Fund                     172,000           515,000      306,000
Growth Fund                          8,378,000         5,475,000   (7,328,000)
Innovation Fund                      1,790,000        31,501,000    6,464,000

International Fund                     786,000           379,000    1,377,000
Mid-Cap Fund                         1,878,000         1,776,000      267,000
Opportunity Fund                     3,524,000           408,000   (6,163,000)

Renaissance Fund                     1,564,000         3,160,000      934,000
Small-Cap Value Fund                 1,077,000         3,046,000      341,000
Target Fund                          4,243,000         4,192,000    6,769,000
Value Fund                             320,000           632,000      329,000

Tax-Efficient Equity Fund               29,000           267,000       36,000
Select Growth Fund                       1,000            61,000       31,000

Global Innovation Fund                 (85,000)          857,000      346,000
60/40 Portfolio                         (3,000)          102,000       39,000
30/70 Portfolio                         (1,000)           32,000       16,000
90/10 Portfolio                         (6,000)           52,000       55,000

        The allocation of such excess (on a pro rata basis) among the Funds and Portfolios, calculated as a percentage of net assets of each Fund listed below as of June 30, 2000, was as follows:

Fund                                  Class A           Class B       Class C
-----------------------------------------------------------------------------
Capital Appreciation Fund              1.03%             1.85%         0.12%

Equity Income Fund                     1.51%             3.98%         2.19%
Growth Fund                            3.27%             2.56%        -0.30%
Innovation Fund                        0.13%             1.88%         0.28%

International Fund                     6.36%             3.72%         1.51%
Mid-Cap Fund                           1.20%             2.00%         0.26%
Opportunity Fund                       2.41%             1.45%        -1.54%

Renaissance Fund                       2.23%             3.52%         0.30%
Small-Cap Value Fund                   0.94%             5.49%         0.49%
Target Fund                            1.40%             1.88%         0.40%
Value Fund                             1.68%             2.35%         0.61%

Tax-Efficient Equity Fund              0.31%             2.47%         0.23%
Global Innovation Fund                -0.27%             3.42%         0.74%
Select Growth Fund                     0.01%             2.97%         0.75%
60/40 Portfolio                       -0.14%             2.31%         0.37%
30/70 Portfolio                       -0.30%             1.93%         0.44%
90/10 Portfolio                       -0.52%             1.99%         0.34%

Distribution and Administrative Services Plans for Administrative Class Shares

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Fund and Portfolio. The Trust also has adopted an Administrative Distribution Plan (together with the Administrative Services Plan, the "Administrative Plans") with respect to the Administrative Class shares of each Fund and Portfolio.

Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each applicable Fund or Portfolio, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds or Portfolios. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund or Portfolio; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund or Portfolio, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan that they will have with respect to the Administrative Distribution Plan.

Each Administrative Plan provides that it may not be amended to increase materially the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Administrative Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Administrative Plan Trustees. The Administrative Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

Each Administrative Plan is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.

Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

Institutional and Administrative Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments Pursuant to the Administrative Plans

For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Trust paid qualified service providers an aggregate of $1,683,179, $1,120,693 and $502,216, respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan.

Of these aggregate totals, $1,162,901, $602,519 and $362,416, respectively, were paid pursuant to the Administrative Services Plan and/or the Administrative Distribution Plan for the Funds and Portfolios listed below and were allocated among the operational Funds and Portfolios as Follows:

                                                    Year Ended    Year Ended    Year Ended
Fund                                                  6/30/00        6/30/99       6/30/98
----                                                  -------        -------       -------
Equity Income Fund                                   $24,783      $29,362        $25,885
Value Fund                                            55,635       39,528         11,304
Small-Cap Value Fund                                  41,793       40,618         22,930
Select Growth Fund/(1)/                                   81      176,827        211,557
Growth & Income Fund                                  12,856        7,757          1,846
Capital Appreciation Fund                            514,299          N/A            N/A
Mid-Cap Fund/(1)/                                    291,586      234,913         64,116
Micro-Cap Fund/(1)/                                   10,865        7,665          8,918
Enhanced Equity Fund                                  66,909       41,681          9,207
International Developed Fund/(1)/                        N/A          N/A          6,653
Renaissance Fund                                       1,650          507            N/A
Growth Fund                                           33,347        1,939            N/A
Target Fund                                           16,549        1,725            N/A
Opportunity Fund                                      18,470          633            N/A
Innovation Fund                                           70          N/A            N/A
Healthcare Innovation Fund                               N/A          N/A            N/A
International Fund                                    41,751       17,126            N/A
Tax-Efficient Equity Fund                             43,164        2,213            N/A
Mega-Cap Fund                                            N/A          N/A            N/A
Global Innovation Fund                                   N/A          N/A            N/A
Select International Fund                                N/A          N/A            N/A
Select World Fund                                        N/A          N/A            N/A
Europe Growth Fund                                       N/A          N/A            N/A
New Asia Fund                                            N/A          N/A            N/A
Emerging Markets Fund                                    N/A          N/A            N/A
NFJ Value Fund                                           N/A          N/A            N/A
NFJ Equity Income Fund                                 1,866          N/A            N/A
NFJ Value 25 Fund                                        N/A          N/A            N/A
60/40 Portfolio                                           28            9            N/A
30/70 Portfolio                                           26            9            N/A
90/10 Portfolio                                           29            9            N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        The Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds do not offer Administrative Class shares.

        The additional portions of the aggregate totals, $520,278, $518,174 and $139,800, respectively, were paid pursuant to the Administrative Services Plan only for the Capital Appreciation, PIMCO Emerging Markets and Small-Cap Funds, and were allocated among these Funds as follows (The Capital Appreciation and Small-Cap Funds did not adopt the Administrative Distribution Plan until March 3, 2000; the PIMCO Emerging Markets Fund did not adopt such plan prior to its liquidation):

                                    Year Ended      Year Ended     Year Ended
Fund                                  6/30/00         6/30/99        6/30/98
----                                  -------         -------        -------
Capital Appreciation Fund            $514,299        $514,736      $137,462
PIMCO Emerging Markets Fund/(1)/          N/A             N/A         1,802
Small-Cap Fund/(1)/                     5,979           3,438           536

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        The remaining Funds did not make payments under either Administrative Plan. The Administrative Plans were not in effect in prior fiscal years.

Plan for Class D Shares

        As described above under "Management of the Trust--Fund Administrator," the Trust's Administration Agreement includes a plan (the "Class D Plan") adopted in conformity with Rule 12b-1 under the 1940 Act which provides for the payment of up to .25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

        Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisers ("Service Organizations")) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i) facilities for placing orders directly for the purchase of a Fund's Class D shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; (vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

         The Administrator has entered into an agreement with the Distributor under which the Distributor is compensated for providing or procuring certain of the Special Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor.

        The Trust and the Administrator understand that some or all of the Special Class D Services provided pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator's and the Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares.

        In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without the approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and
(ii) those Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect only so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

        With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expense allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

        Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

        For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Trust paid qualified service providers an aggregate of $120,680, $22,580 and $353, respectively, pursuant to the Class D Plan. Such payments were allocated among the Funds as follows:

                                    Year Ended            Year Ended    Year Ended
Fund                                   6/30/00             6/30/99        6/30/98
----                                   -------             -------        -------
Capital Appreciation Fund            $    999              $  581        $   56
Mid-Cap Fund/(1)/                       1,183                 606            63
Equity Income Fund                        249                 325            56
Renaissance Fund                        1,002                 309            63
Value Fund                                120                 252            53
Tax-Efficient Equity Fund                 538               1,843           N/A
Innovation Fund                       116,504              18,664            61
Growth Fund                                11                 N/A           N/A
Select Growth Fund                          6                 N/A           N/A
Target Fund                                 1                 N/A           N/A
Global Innovation Fund                     67                 N/A           N/A
Worldwide Growth Fund                     N/A                 N/A           N/A
Global Healthcare Fund                    N/A                 N/A           N/A
Large-Cap Growth Fund                     N/A                 N/A           N/A
International Growth Fund                 N/A                 N/A           N/A
Emerging Countries Fund                   N/A                 N/A           N/A
Pacific Rim Fund                          N/A                 N/A           N/A
Latin America Fund                        N/A                 N/A           N/A


(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        The Portfolios do not offer Class D shares.

Purchases, Exchanges and Redemptions

        Purchases, exchanges and redemptions of the Trust's shares are discussed in the Class A, B and C Prospectus, the Class D Prospectus and the Retail Portfolio Prospectus under the headings "Investment Options -- Class A, B and C Shares" and "How to Buy and Sell Shares," and in the Institutional Prospectus and the Institutional Portfolio Prospectus under the headings ""Investment Options -- Institutional Class and Administrative Class Shares" and "Purchases, Redemptions & Exchanges."

        Certain clients of the Adviser or a Sub-Adviser whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

        One or more classes of shares of the Funds and Portfolios may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund or Portfolio, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund or Portfolio may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

        As described and subject to any limits in the Class A, B and C Prospectus, the Class D Prospectus and the Retail Portfolio Prospectus under the caption "How to Buy and Sell Shares-- Exchanging Shares," and in the Institutional Prospectus and the Institutional Portfolio Prospectus under the caption "Purchases, Redemptions and Exchanges--Exchange Privilege," a shareholder may exchange shares of any Fund or Portfolio for shares of the same class of any other Fund or Portfolio of the Trust that is available for investment, or any series of PIMS, on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund or Portfolio. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus and the Retail Portfolio Prospectus under "Alternative Purchase Arrangements." With respect to Class B or Class C shares, or Class A shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund or Portfolio from which the exchange was made. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

        Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the New York Stock Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

        An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12 month period or in any calendar year. For example, the Trust currently limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund or Portfolio, subsequently exchanges those shares for shares of a different Fund or Portfolio and then exchanges back into the originally purchased Fund or Portfolio. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund or Portfolio) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so as described in the Prospectuses.

        Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds or Portfolios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

        The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds and Portfolios, limited in amount with respect to each shareholder during any 90- day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund or Portfolio. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

        Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the applicable Prospectus or in the Guide. The Trust's Agreement and Declaration of Trust, as amended and restated (the "Declaration of Trust"), also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Funds and Portfolios may also charge periodic account fees for accounts that fall below minimum balances as described in the Prospectuses.

Fund Reimbursement Fees

        Investors in Institutional Class and Administrative Class shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds are subject to a fee (a "Fund Reimbursement Fee"), both at the time of purchase and at the time of redemption, equal to 1.00% of the net asset value of the shares purchased or redeemed. Fund Reimbursement Fees are deducted automatically from the amount invested or the amount to be received in connection with a redemption; the fees are not paid separately. Fund Reimbursement Fees are paid to and retained by the Funds to defray certain costs described below and no portion of such fees are paid to or retained by the Adviser, the Distributor or the Sub-Adviser. Fund Reimbursement Fees are not sales loads or contingent deferred sales charges. Reinvestment of dividends and capital gains distributions paid to shareholders by the Funds are not subject to Fund Reimbursement Fees, but redemptions of shares acquired by such reinvestments are subject to Fund Reimbursement Fees.

        The purpose of Fund Reimbursement Fees is to defray the costs associated with investing the proceeds of the sale of shares to investors (in the case of purchases) or the costs associated with the sale of portfolio securities to satisfy redemption requests (in the case of redemptions), thus insulating existing shareholders from such costs. The amount of a Fund Reimbursement Fee represents the Sub-Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's purchase or redemption proceeds. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks), and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

        On July 1, 1998, the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds commenced investment operations immediately following a transaction (the "Parametric Transaction") in which each Fund issued Institutional Class shares to unit holders of the Parametric Portfolio Associates Emerging Markets Trust, a separate account managed by Parametric (the "EM Trust"), in exchange for the EM Trust's assets. The EM Trust's unit holders were divided into two categories: participants who pay taxes ("Taxable Participants") and participants that are non-taxable entities ("Non-Taxable Participants" and, together with the Taxable Participants, the "Participants"). Assets in the EM Trust equal in value to the value of the Taxable Participants' participation in the EM Trust were transferred to the Tax-Efficient Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. Assets in the EM Trust equal in value to the value of the Non-Taxable Participants' participation in the EM Trust were transferred to the Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. The Participants' interests in the EM Trust were then terminated and Institutional Class shares of the Tax-Efficient Structured Emerging Markets Fund were distributed to the Taxable Participants and Institutional Class shares of the Structured Emerging Markets Fund were distributed to the Non-

Taxable Participants, in each case in proportion to each Participant's interest in the EM Trust. After the completion of the Parametric Transaction, the portfolio securities which were owned by the EM Trust became portfolio securities of the Funds (allocated to the Funds on a substantially pro-rata basis), to be held or sold as Parametric deems appropriate.

        Portfolio securities transferred to the Funds pursuant to the Parametric Transaction will have the same tax basis as they had when held by the EM Trust. Such securities have "built-in" capital gains if their market value at the time of the Parametric Transaction was greater than their tax basis (other securities may have "built-in" capital losses for tax purposes if their market value at the time of the Parametric Transaction was less than their tax basis). Built-in capital gains realized upon the disposition of these securities will be distributed to all Fund shareholders who are shareholders of record on the record date for the distribution, even if such shareholders were not Participants in the EM Trust prior to the Parametric Transaction. This means that investors purchasing Fund shares after the date of this Prospectus may be required to pay taxes on distributions that economically represent a return of a portion of the amount invested. For further information, see "Taxation--Distributions" below.

        In connection with the Parametric Transaction, the Participants in the EM Trust will not be subject to Fund Reimbursement Fees with respect to any shares of these Funds they acquired through June 30, 1998, and will not be subject to Fund Reimbursement Fees upon the subsequent redemption (including any redemption in connection with an exchange) of any shares acquired by any such Participant through June 30, 1998. Such Participants will be subject to such Fund Reimbursement Fees to the same extent as any other shareholder on any shares of either Fund acquired (whether by reinvestment of dividends or capital gain distributions or otherwise) after June 30, 1998.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

        Investment decisions for the Trust and for the other investment advisory clients of the Adviser and Sub-Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser or a Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger Funds may become more concentrated in more liquid securities than smaller Funds or private accounts of the Adviser or a Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or a Sub-Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

        There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

        The Adviser and/or each Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, the Adviser or Sub-Adviser uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser or Sub-Adviser, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker- dealer involved and the quality of service rendered by the broker-dealer in other transactions. Because the Portfolios invest exclusively in Institutional Class shares of Underlying PIMCO Funds, they generally do not pay brokerage commissions and related costs, but do indirectly bear a proportionate share of these costs incurred by the Underlying PIMCO Funds in which they invest.

        For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the following amounts of brokerage commissions were paid by the Funds and
Portfolios:

                                                              Year             Year          Year
                                                             Ended             Ended         Ended
Fund                                                         6/30/00          6/30/99       6/30/98
Equity Income Fund                                         $4,106,649      $   370,906   $   239,458
Value Fund                                                  1,927,197          590,816       437,002
Small Cap Value Fund                                          903,187          973,236       810,211
Capital Appreciation Fund                                   5,972,962        2,099,694     1,384,393
Mid-Cap Fund/(1)/                                           3,282,364        1,648,830     1,115,609
Micro-Cap Fund/(1)/                                           536,789          381,825       237,969
Small-Cap Fund/(1)/                                           352,863          149,013        71,734
Enhanced Equity Fund                                           47,705           34,926        61,193
PIMCO Emerging Markets Fund/(1)/                                  N/A           94,539       238,241
International Developed Fund/(1)/                                 N/A          266,609       326,193
Balanced Fund/(1)/                                                N/A          108,337        91,788
Select Growth Fund/(1)/                                           N/A          154,017       219,194
Growth & Income Fund                                          105,096           53,303        44,404
Renaissance Fund                                            1,288,519        4,009,076     2,539,296
Growth Fund                                                    17,064        4,502,200     4,154,740
Target Fund                                                    28,768        3,661,375     5,577,623
Opportunity Fund                                                  N/A        1,778,867     1,345,809
Innovation Fund                                             2,134,497          782,662       412,457
Healthcare Innovation Fund                                        N/A              N/A           N/A
International Fund                                            813,420          566,950       785,827
Select International Fund*                                        N/A           77,095        26,179
Select World Fund                                                 N/A              N/A           N/A
Europe Growth Fund                                                N/A              N/A           N/A
Asia Fund                                                         N/A              N/A           N/A
Emerging Markets Fund                                             N/A              N/A           N/A
Precious Metals Fund/(1)/                                      27,057          105,266        98,635
Tax Exempt Fund/(1)/                                              N/A              N/A           N/A
Value 25 Fund/(1)/                                                N/A           15,802           N/A
Tax-Efficient Equity Fund                                      73,137           28,136           N/A
Structured Emerging Markets Fund                              111,394           85,087           N/A
Tax-Efficient Structured Emerging Markets Fund                160,009          153,831           N/A
Mega-Cap Fund                                                     N/A              N/A           N/A
Global Innovation Fund                                         41,208              N/A           N/A
NFJ Value Fund                                                  1,708              N/A           N/A
NFJ Equity Income Fund                                         49,080              N/A           N/A
NFJ Value 25 Fund                                                 N/A              N/A           N/A
Worldwide Growth Fund                                             N/A              N/A           N/A
Global Healthcare Fund                                            N/A              N/A           N/A
Large-Cap Growth Fund                                             N/A              N/A           N/A
International Growth Fund                                         N/A              N/A           N/A
Emerging Countries Fund                                           N/A              N/A           N/A
Pacific Rim Fund                                                  N/A              N/A           N/A
Latin America Fund                                                N/A              N/A           N/A
60/40 Portfolio                                                   N/A            1,646           N/A
30/70 Portfolio                                                   N/A              348           N/A
90/10 Portfolio                                                   N/A               65           N/A

TOTAL                                                      $21,980,673     $22,684,457   $20,217,955





------------------
*Amounts for the year ended June 30, 1998 are for the period from 12/31/97 through 6/30/98.
(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        The Adviser or, pursuant to the portfolio management agreements, a Sub-Adviser, places orders for the purchase and sale of portfolio investments for a Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Adviser and the Sub-Advisers will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as

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discussed below. The Adviser and Sub-Advisers also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

        It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser and Sub-Advisers receive research services from many broker-dealers with which the Adviser and Sub-Advisers place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and Sub-Advisers in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The advisory fees paid by the Trust are not reduced because the Adviser and Sub-Advisers receive such services.

        In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser and Sub-Advisers may cause the Trust to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

        Consistent with the rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or Sub-Advisers may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

        The Adviser or a Sub-Adviser may place orders for the purchase and sale of exchange- listed portfolio securities with a broker- dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Adviser or Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

        Pursuant to rules of the SEC, a broker- dealer that is an affiliate of the Adviser or a Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker- dealer by a Fund on exchange transactions do not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." As required by applicable SEC rules, the Board of Trustees has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

Portfolio Turnover

        A change in the securities held by a Fund is known as "portfolio turnover." With the exception of the Tax-Efficient Structured Emerging Markets and Tax-Efficient Equity Funds (which may attempt to minimize portfolio turnover as a tax-efficient management strategy), the Sub-Advisers manage the Funds without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates). To the extent portfolio turnover

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results in the realization of net short-term capital gains, such gains are generally taxed to shareholders at ordinary income tax rates. See "Taxation."

        The portfolio turnover rate of a Fund or Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund or Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and
(b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

        Because the Adviser does not expect to reallocate the Portfolio's assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Portfolios are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Portfolios indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds, a number of which have high (i.e., greater than 100%) portfolio turnover rates.

        Portfolio turnover rates for each Fund for which financial highlights are available are provided under "Financial Highlights" in the applicable Prospectus. In connection with the change in Sub-Advisers of the Equity Income, Value, Growth, Target, Opportunity, Innovation, Healthcare Innovation, Renaissance, Select Growth, Growth & Income, Select World, Europe Growth, New Asia, Emerging Markets and Select International Funds, these Funds may experience increased turnover due to the differences, if any, between the portfolio management strategies of the particular Fund's current Sub-Adviser and previous sub-adviser. See "Management of the Trust--Portfolio Management Agreements." The Worldwide Growth, International Growth and Emerging Countries Funds are expected to have portfolio turnover rates greater than 200%. The Large-Cap Growth, Pacific Rim and Global Healthcare Funds are expected to have portfolio turnover rates greater than 300%. The Latin America Fund is expected to have a portfolio turnover rate greater than 400%.

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                                NET ASSET VALUE

        As indicated in the Prospectuses under the heading "How Fund Shares are Priced," the net asset value ("NAV") of a class of a Fund's or Portfolio's shares is determined by dividing the total value of a Fund's or Portfolio's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

        For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

        Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Select International, Select World, Europe Growth, New Asia, Emerging Markets, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Global Innovation, International, Worldwide Growth, Global Healthcare, International Growth, Emerging Countries, Pacific Rim and Latin America Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

        Fund and Portfolio shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

        In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or their designees, pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

        Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of classes of shares of the Funds and Portfolios with higher service and/or distribution fees applicable to such shares may be lower than the per share net asset value of the classes of shares with lower or no service and/or distribution fees as a result of the higher daily expense accruals of the service and/or distribution fees applicable to such classes. Generally, for Funds and Portfolios that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's or Portfolio's classes.

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        The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                   TAXATION

        The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in a Fund or Portfolio.

        Each Fund and Portfolio intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Fund and Portfolio generally must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test") and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's or Portfolio's total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's or Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund or Portfolio controls and which are engaged in the same, similar or related trades or businesses. In order to qualify for the special tax treatment accorded regulated investment companies, each Fund and Portfolio must distribute each taxable year an amount at least equal to the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. For purposes of the Qualifying Income Test, the Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would not constitute qualifying income if such gains are not directly related to investing in securities (or options and futures with respect to stock or securities). To date, such regulations have not been issued.

Distributions

        As a regulated investment company, each Fund and Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund or Portfolio as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund and Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by a Fund or Portfolio on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund and Portfolio must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund or Portfolio in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund or Portfolio during January of the following year.

        Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund or Portfolio, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.

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

         All shareholders must treat dividends, other than capital gain dividends, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders, as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, although interest on mortgage-backed U.S. Government securities is generally not so exempt. While the Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds seek to minimize taxable distributions, the Funds may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Each Fund will advise shareholders annually of the amount and nature of the dividends paid to them. The tax status of each Fund and Portfolio and the distributions which it may make are summarized in the Prospectuses under the captions "Fund Distributions" (or "Portfolio Distributions") and "Tax Consequences."

        A portion of the dividends paid by Funds that invest in stock of U.S. corporations may qualify for the deduction for dividends received by corporations (subject generally to a 46-day holding period requirement). Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations.

        Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains (generally subject to a 20% tax rate for shareholders who are individuals), regardless of how long the shareholder has held a Fund's or Portfolio's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders (that is not taxable to a shareholder and reduces the shareholder's basis in the shares) or, in some cases, as capital gain.

        A Portfolio will not be able to offset gains realized by one Underlying PIMCO Fund in which such Portfolio invests against losses realized by another Underlying PIMCO Fund in which such Portfolio invests. A Portfolio's use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders. More generally, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Fund's investment in other investment companies could therefore affect the amount, timing and character of distributions to shareholders of such Fund.

        Depending on a Portfolio's percentage ownership in an Underlying PIMCO Fund both before and after a redemption, a Portfolio's redemption of shares of such Fund may cause the Portfolio to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Portfolio's tax basis in the shares of the Underlying PIMCO Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of a Portfolio to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying PIMCO Funds directly.

        Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund or Portfolio are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's or Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund or Portfolio reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's or Portfolio's net asset value also reflects unrealized losses.

Sales of Shares

        Upon the disposition of shares of a Fund or Portfolio (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a federal income tax rate of 20% to shareholders who are individuals. For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be

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8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Backup Withholding

        A Fund or Portfolio may be required to withhold 31% of all taxable distributions payable to shareholders who fail to provide the Fund or Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Options, Futures, Forward Contracts and Swap Agreements

        To the extent such investments are permissible for a Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders, including the Portfolios.

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Passive Foreign Investment Companies

        Investment by a Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

Foreign Currency Transactions

        A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

        Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

        Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income. Although a Portfolio may itself be entitled to a deduction for such taxes paid by an Underlying PIMCO Fund in which the Portfolio invests, the Portfolio will not be able to pass any such credit or deduction through to its own shareholders. In addition, a Fund which invests in other investment companies, including a Portfolio investing in Underlying PIMCO Funds, may not be able to pass any such credit or deduction for taxes paid by the underlying investment company through to its own shareholders.

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Original Issue Discount and Pay-In-Kind Securities

        Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

        Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

        Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

        Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

        Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Other Taxation

        From time to time, certain of the Trust's series may be considered under the Code to be nonpublicly offered regulated investment companies. Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, may not be deductible by certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such a shareholder's pro rata portion of the affected expenses will be treated as an additional dividend to the shareholder and will be deductible by such shareholder, subject to the 2% "floor" on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.

        Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund and Portfolio will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Fund and Portfolio qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Fund or Portfolio will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund or Portfolio.

                                OTHER INFORMATION

Capitalization

        The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust as amended and restated on January 14, 1997. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund or Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or Portfolio.

        Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Net investment income from interest and dividends, if any, will be declared and paid monthly to shareholders of record by the 30/70 Portfolio. Net investment income from interest and dividends, if any, will be declared and paid quarterly to shareholders of record by the NFJ Equity Income, NFJ Value, Equity Income, Value and Renaissance Funds and the 60/40 Portfolio. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the other Funds and the 90/10 Portfolio. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Fund or Portfolio will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have them paid in cash.

        Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund's or Portfolio's property for all loss and expense of any shareholder of that Fund or Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund or Portfolio of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

Performance Information

        From time to time the Trust may make available certain information about the performance of some or all classes of shares of some or all of the Funds or Portfolios. Information about a Fund's or Portfolio's performance is based on that Fund's (or its predecessor's) or Portfolio's record to a recent date and is not intended to indicate future performance.

        The total return of the classes of shares of the Funds and Portfolios may be included in advertisements or other written material. When a Fund's or Portfolio's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund or Portfolio has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series of PIMCO Advisors Funds) or Portfolio, as more fully described below. For periods prior to the initial offering date of the advertised class of shares, total return presentations for such class will be based on the historical performance of an older class of the Fund (if any) restated, as necessary, to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund or Portfolio at the beginning of the relevant period to the redemption value of the investment in the Fund or Portfolio at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

        The Funds and Portfolios may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund or Portfolio will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund or Portfolio has declared and paid to shareholders as of the end of a specified period rather than the Fund's or Portfolio's actual net investment income for that period.

        Performance information is computed separately for each class of a Fund or Portfolio. Each Fund and Portfolio may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The Equity Income, Value and Renaissance Funds and the 60/40 and 30/70 Portfolios may from time to time include the yield and total return of each class of their shares in advertisements or information furnished to present or prospective shareholders. Each Fund and Portfolio may from time to time include in advertisements the total return of each class (and yield of each class in the case of the Equity Income, Value and Renaissance Funds and the 60/40 and 30/70 Portfolios) and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's or Portfolio's net asset values and public offering prices will separately present each class of shares. The Funds and Portfolios also may compute current distribution rates and use this information in their Prospectuses and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

        Investment results of the Funds and Portfolios will fluctuate over time, and any representation of the Funds' or Portfolio's total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period. The Trust's Annual and Semi-Annual Reports contain additional performance information for the Funds and Portfolios and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.

Calculation of Yield

        Quotations of yield for certain of the Funds and Portfolios will be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

               YIELD = 2[( a-b + 1)/6/ -1]
                           ---
                            cd

        where  a = dividends and interest earned during the period,

               b = expenses accrued for the period (net of reimbursements),

               c = the average daily number of shares outstanding during
                   the period that were entitled to receive dividends, and

               d = the maximum offering price per share on the last day
                   of the period.

        For the one month period ended [May 31, 2001], the yields of the Equity Income, Value and Renaissance Funds and the 60/40 and 30/70 Portfolios were as follows (Class D shares were not offered during the period listed):

Fund                         Institutional   Administrative   Class A   Class B  Class C   Class D
----                         -------------   --------------   -------   -------  -------   -------
                                 Class           Class
                                 -----           -----
Equity Income Fund

Value Fund

Renaissance Fund

[Other Funds]

60/40 Portfolio

30/70 Portfolio

        The yield of a Fund or Portfolio will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund or Portfolio or its classes of shares. These factors, possible differences in the methods used in calculating yield should be considered when comparing a Fund's or Portfolio's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's or Portfolio's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

        The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

        Quotations of average annual total return for a Fund or Portfolio, or a class of shares thereof, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund, Portfolio or class over periods of one, five, and ten years (up to the life of the Fund or Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportionate share of Fund, Portfolio or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Funds and Portfolios may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.

        The performance results shown on the subsequent pages for the Equity Income, Value, Renaissance, Growth, Select Growth, Target, Opportunity, Growth & Income, Innovation, International and Select International Funds reflects the results of operations under these Funds' previous Sub-Adviser(s) for periods prior to May 8, 2000, May 8, 2000, May 7, 1999, March 6, 1999, July 1, 1999,
March 6, 1999, March 6, 1999, July 1, 1999, March 6, 1999, November 15, 1994 and
November 1, 2000 respectively. These Funds would not necessarily have achieved the results shown under their current investment management arrangements. The [NFJ Value 25], Worldwide Growth, Global Healthcare, Large-Cap Growth, International Growth, Emerging Countries, Pacific Rim and Latin America Funds were not operational as of December 31, 2000 and therefore no performance information is shown for these Funds. [To be updated by post-effective amendment.]

     The table below sets forth the average annual total return of certain classes of shares of the following Funds for periods ended December 31, 2000. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

       Average Annual Total Return for Periods Ended December 31, 2000*
                 [To be updated by post-effective amendment.]

------------------------------------------------------------------------------------------
                                                         Since
                                                       Inception    Inception  Inception
     Fund          Class**       1 Year     5 Years     of Fund      Date of    Date of
                                                      (Annualized)    Fund       Class
------------------------------------------------------------------------------------------
Equity Income     Institutional                                     03/08/91   03/08/91
                 Administrative                                                11/30/94
                        Class A                                                 1/20/97
                        Class B                                                 1/20/97
                        Class C                                                 1/20/97
                        Class D                                                  4/8/98
------------------------------------------------------------------------------------------
Value             Institutional                                     12/30/91   12/30/91
                 Administrative                                                 8/21/97
                        Class A                                                 1/13/97
                        Class B                                                 1/13/97
                        Class C                                                 1/13/97
                        Class D                                                  4/8/98
------------------------------------------------------------------------------------------
Small-Cap         Institutional                                      10/1/91    10/1/91
Value            Administrative                                                 11/1/95
                        Class A                                                 1/20/97
                        Class B                                                 1/20/97
                        Class C                                                 1/20/97
------------------------------------------------------------------------------------------
Capital           Institutional                                       3/8/91     3/8/91
Appreciation     Administrative                                                 7/31/96
                        Class A                                                 1/20/97
                        Class B                                                 1/20/97
                        Class C                                                 1/20/97
                        Class D                                                  4/8/98
------------------------------------------------------------------------------------------
Mid-Cap           Institutional                                      8/26/91    8/26/91
                 Administrative                                                11/30/94
                        Class A                                                 1/13/97
                        Class B                                                 1/13/97
                        Class C                                                 1/13/97
                        Class D                                                  4/8/98
------------------------------------------------------------------------------------------
Micro-Cap         Institutional                                      6/25/93    6/25/93
                 Administrative                                                  4/1/96
------------------------------------------------------------------------------------------
Enhanced Equity   Institutional                                      2/11/91    2/11/91
                 Administrative                                                 8/21/97
------------------------------------------------------------------------------------------
Select            Institutional                                     12/31/97   12/31/97
International
------------------------------------------------------------------------------------------
Select            Institutional                                     12/28/94   12/28/94
Growth***        Administrative                                                 5/31/95
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                        Class A                                                 3/31/00
                        Class B                                                 3/31/00
                        Class C                                                 3/31/00
                        Class D                                                 3/31/00
------------------------------------------------------------------------------------------
Growth &          Institutional                                     12/28/94   12/28/94
Income***
------------------------------------------------------------------------------------------
Structured        Institutional                                      6/30/98    6/30/98
Emerging
Markets
------------------------------------------------------------------------------------------
Tax-Efficient     Institutional                                      6/30/98    6/30/98
Structured
Emerging
Markets
------------------------------------------------------------------------------------------
Mega-Cap         Institutional                                       8/31/99    8/31/99
------------------------------------------------------------------------------------------
Healthcare        Institutional
Innovation       Administrative
                        Class A
                        Class B
                        Class C
                        Class D
------------------------------------------------------------------------------------------
Select World      Institutional
                 Administrative
                        Class A
                        Class B
                        Class C
                        Class D
------------------------------------------------------------------------------------------
Europe Growth     Institutional
                 Administrative
                        Class A
                        Class B
                        Class C
                        Class D
------------------------------------------------------------------------------------------
New Asia          Institutional
                 Administrative
                        Class A
                        Class B
                        Class C
                        Class D
------------------------------------------------------------------------------------------
Emerging          Institutional
Markets          Administrative
                        Class A
                        Class B
                        Class C
                        Class D
------------------------------------------------------------------------------------------

     * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

     ** For all Funds listed above, Class A, Class B, Class C, Class D and Administrative Class total return presentations for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D and the Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses applicable to Class A, Class B, Class C, Class D and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class and are paid by Class B and Class C (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of

     .25% per annum), and may be paid by Class D (at a maximum rate of .25% per annum) and (ii) administrative fee charges associated with Class A, Class B and Class C shares (a maximum differential of .25% per annum) and Class D shares (a maximum differential of 0.50% per annum).

     *** The investment objective and policies of the Select Growth Fund were changed effective April 1, 2000. The investment objective and policies of the Growth & Income Fund were changed effective August 1, 2000. The investment objective and policies of the Select International Fund were changed effective November 1, 2000. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.


         The following table sets forth the average annual total return of certain classes of shares of the following Funds (each of which, except for the Tax-Efficient Equity and Global Innovation Funds, was a series of PAF prior to its reorganization as a Fund of the Trust on January 17, 1997) for periods ended December 31, 2000. Accordingly, "Inception Date of Fund" for these Funds refers to the inception date of the PAF predecessor series. Since Class C shares were offered since the inception of each PAF series, total return presentations for periods prior to the Inception Date of the other classes (with the exception of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Institutional Class and Administrative Class shares of the Target Fund, Administrative Class shares of the Tax-Efficient Equity Fund, and Class B, C and D and Institutional Class shares of the Global Innovation Fund) are based on the historical performance of Class C shares, adjusted to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees and administrative fee charges. As described below, performance presentations for periods prior to the Inception Date of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Institutional Class and Administrative Class shares of the Target Fund, Administrative Class Shares of the Tax-Efficient Equity Fund and Class B, C and D and Institutional Class shares of the Global Innovation Fund are based on the historical performance of Class A shares.

              Average Annual Total Return for Periods Ended December 31, 2000* [To be updated by post-effective amendment.]

-------------------------------------------------------------------------------------------------------
                                                                      Since     Inception   Inception
                                                                    Inception    Date of     Date of
     Fund           Class***     1 Year     5 Years     10 Years     of Fund      Fund        Class
                                                                   (Annualized)
-------------------------------------------------------------------------------------------------------
 Renaissance**          Class A                                                 4/18/88       2/1/91
                        Class B                                                              5/22/95
                        Class C                                                              4/18/88
                        Class D                                                               4/8/98
                  Institutional                                                             12/30/97
                 Administrative                                                              8/31/98
-------------------------------------------------------------------------------------------------------
    Growth              Class A                                                 2/24/84     10/26/90
                        Class B                                                              5/23/95
                        Class C                                                              2/24/84
                        Class D                                                              1/31/00
                  Institutional                                                               4/1/99
                 Administrative                                                               4/1/99
-------------------------------------------------------------------------------------------------------
    Target             Class A                                                 12/17/92     12/17/92
                       Class B                                                               5/22/95
                       Class C                                                              12/17/92
                       Class D                                                                6/1/00
                 Institutional                                                                4/1/99
                 Administrative                                                               4/1/99
-------------------------------------------------------------------------------------------------------
  Opportunity           Class A                                                 2/24/84     12/17/90
                        Class B                                                               4/1/99
                        Class C                                                              2/24/84
                  Institutional                                                               4/1/99
                 Administrative                                                               4/1/99
-------------------------------------------------------------------------------------------------------
  Innovation            Class A                                                12/22/94     12/22/94
                        Class B                                                              5/22/95
                        Class C                                                             12/22/94
                        Class D                                                               4/8/98
                  Institutional                                                               3/5/99
                 Administrative                                                              3/10/00
-------------------------------------------------------------------------------------------------------
International**         Class A                                                 8/25/86       2/1/91
                        Class B                                                              5/22/95
                        Class C                                                              8/25/86
                  Institutional                                                              9/30/98
                 Administrative                                                              9/30/98
-------------------------------------------------------------------------------------------------------
 Tax-Efficient          Class A                                                 7/10/98      7/10/98
    Equity              Class B                                                              7/10/98
                        Class C                                                              7/10/98
                        Class D                                                              7/10/98
                  Institutional                                                               7/2/99
                 Administrative                                                              9/30/98
-------------------------------------------------------------------------------------------------------
    Global              Class A                                                12/31/99     12/31/99
  Innovation            Class B                                                              3/31/00
                        Class C                                                              3/31/00
                        Class D                                                              3/31/00
                  Institutional                                                              3/31/00
-------------------------------------------------------------------------------------------------------

 * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

** The investment objective and policies of the Renaissance Fund, Select Growth Fund and International Fund were changed effective February 1, 1992, March 31, 2000 and September 1, 1992, respectively. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.

*** Class A, Class B, Class D, Institutional Class and Administrative Class total return presentations for the Funds listed for periods prior to the Inception Date of the particular class of a Fund (with the exception of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Class D, Institutional Class and Administrative Class shares of the Target Fund, Administrative Class shares of the Tax-Efficient Equity Fund and Class B, C and D and Institutional Class shares of the Global Innovation Fund) reflect the prior performance of Class C shares of the Fund, adjusted to reflect the actual sales charges (or no sales charges in the case of Class D, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of .25% per annum), may be paid by Class D (at a maximum rate of .25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which are lower than Class C charges for the Institutional and Administrative Classes (a maximum differential of .25% per annum) and higher for Class D (a maximum differential of .25% per annum). (Administrative fee charges are the same for Class A, B and C shares.) Performance presentations for periods prior to the Inception Date of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Class D, Institutional Class and Administrative Class shares of the Target Fund, Administrative Class Shares of the Tax-Efficient Equity Fund and Class B, C and D and Institutional Class shares of the Global Innovation Fund are based on the historical performance of Class A shares (which were also offered since inception of the Fund), adjusted in the manner described above.

Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the former PAF series were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of a Fund attributable to Class A, Class B and Class C shares (although the Funds bear certain of their other expenses, as described in the Prospectuses and elsewhere in this Statement of Additional Information). Under the current fee structure, the Growth Fund, Target Fund, Opportunity Fund and International Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted classes of the noted Funds resulted in performance for the period shown which is higher than if the historical Class C or Class A share performance (i.e., the older class used for prior periods) were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower
                                                      ---
operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

              Total Return for Periods Ended December 31, 2000*
               [To be updated by post-effective amendment.]
            (with no adjustment for operating expenses of the noted
              classes for periods prior to their inception dates)

         ----------------------------------------------------------------------------
                                                                           Since
                                                                         Inception
                                                                          of Fund
              Fund           Class       1 Year   5 Years    10 Years   (Annualized)
         ----------------------------------------------------------------------------
        Renaissance             Class A
                                Class D
                          Institutional
                         Administrative
         ----------------------------------------------------------------------------
         Growth                 Class A
                          Institutional
                         Administrative
         ----------------------------------------------------------------------------
         Target           Institutional
                         Administrative
         ----------------------------------------------------------------------------
         Opportunity            Class A
                          Institutional
                         Administrative
         ----------------------------------------------------------------------------
         Innovation       Institutional
                         Administrative
         ----------------------------------------------------------------------------
         International          Class A
                          Institutional
                         Administrative
         ----------------------------------------------------------------------------
         Tax-Efficient    Institutional
         Equity          Administrative
         ----------------------------------------------------------------------------
         Global           Institutional
         Innovation
         ----------------------------------------------------------------------------

        The following table sets forth the average annual total return of each class of shares of the Portfolios for periods ended December 31, 2000. Total return presentations for periods prior to the Inception Date of Institutional Class and Administrative Class shares are based on the historical performance of Class A shares (which were offered since the inception of the Portfolios), adjusted to reflect that there are no sales charges associated with Institutional Class and Administrative Class shares and any different operating expenses associated with these newer classes, such as lower 12b-1 distribution and servicing fees and/or administrative fee charges.

       Average Annual Total Return for Periods Ended December 31, 2000*
               [To be updated by post-effective amendment.]

         ---------------------------------------------------------------------------------------
                                                      Since
                                                    Inception       Inception         Inception
                                                   of Portfolio      Date of           Date of
           Portfolio       Class**       1 Year    (Annualized)     Portfolio           Class
         ---------------------------------------------------------------------------------------
             90/10             Class A                                9/30/98          9/30/98
           Portfolio           Class B                                                 9/30/98
                               Class C                                                 9/30/98
                         Institutional                                                 3/1/99
                        Administrative                                                 3/1/99
          ---------------------------------------------------------------------------------------
             60/40             Class A                                9/30/98          9/30/98
           Portfolio           Class B                                                 9/30/98
                               Class C                                                 9/30/98
                         Institutional                                                 3/1/99
                        Administrative                                                 3/1/99

         ---------------------------------------------------------------------------------------
            30/70              Class A                                 9/30/98         9/30/98
           Portfolio           Class B                                                 9/30/98
                               Class C                                                 9/30/98
                         Institutional                                                 3/1/99
                        Administrative                                                 3/1/99
         ---------------------------------------------------------------------------------------

 * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Retail Portfolio Prospectus.

** Institutional Class and Administrative Class total return presentations for the Portfolios for periods prior to the Inception Date of these classes reflect the prior performance of Class A shares, adjusted to reflect that there are no sales charges associated with Institutional Class and Administrative Class shares. The adjusted performance also reflects any different operating expenses associated with the newer classes. These include (i) 12b-1 distribution and servicing fees, which are the same for Class A and the Administrative Class but are not paid by the Institutional Class and (ii) administrative fee charges, which are lower than Class A charges for the Institutional and Administrative Classes (a differential of .30% per annum).

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted classes of the Portfolios resulted in performance for the period shown which is higher than if the historical Class A share performance were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the newer classes with lower operating expenses were calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of Class A shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of Class A shares adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower
                                                            ---
operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

               Total Return for Periods Ended December 31, 2000
               [To be updated by post-effective amendment.]
            (with no adjustment for operating expenses of the noted
              classes for periods prior to their inception dates)

                -------------------------------------------------------
                                                              Since
                                                            Inception
                                                          of Portfolio
                   Portfolio       Class**      1 Year    (Annualized)
                -------------------------------------------------------
                90/10 Portfolio   Institutional
                                 Administrative
                -------------------------------------------------------
                60/40 Portfolio   Institutional
                                 Administrative
                -------------------------------------------------------
                30/70 Portfolio   Institutional
                                 Administrative
                -------------------------------------------------------

        Performance information for a Fund or Portfolio may also be compared to:
(i) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, the Morgan Stanley Capital International Emerging Markets Free Index, the International Finance Corporation Emerging Markets Index, the Baring Emerging Markets Index, or other unmanaged indexes that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Funds. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs or expenses. The Adviser and any of the Sub-Advisers may also report to shareholders or to the public in advertisements concerning the performance of the Adviser and/or the Sub-Advisers as advisers to clients other than the Trust, and on the comparative performance or standing of the Adviser and/or the Sub-Advisers in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds or Portfolios, the Adviser or the Sub-Advisers, should be considered in light of the Funds' or Portfolios' investment objectives and policies, characteristics and quality, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

        The total return of each class (and yield of each class in the case of the Renaissance Fund and the 30/70 Portfolio) may be used to compare the performance of each class of a Fund's or Portfolio's shares against certain widely acknowledged standards or indexes for stock and bond market performance, against interest rates on certificates of deposit and bank accounts, against the yield on money market funds, against the cost of living (inflation) index, and against hypothetical results based on a fixed rate of return.

        The S&P's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 380 industrial, 10 transportation, 39 utilities and 71 financial services concerns. The S&P 500 represents about 73% of the market value of all issues traded on the New York Stock Exchange.

        The S&P's 400 Mid-Cap Index (the "S&P 400 Mid-Cap Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks of companies whose capitalization range from $100 million to over $5 billion and which represent a wide range of industries. As of February 26, 1999, approximately 25% of the 400 stocks were stocks listed on the National Association of Securities Dealers Automated Quotations ("NASDAQ") system, 73% were stocks listed on the New York Stock Exchange and

2% were stocks listed on the American Stock Exchange. The Standard & Poor's Midcap 400 Index P/TR consists of 400 domestic stocks chosen for market size (median market capitalization of $1.54 billion), liquidity and industry group representation. It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. The index is comprised of industrials, utilities, financials and transportation, in size order.

        The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the NASDAQ system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

        The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market by capitalization. The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. This large cap index is highly correlated with the S&P 500. The Russell 1000 Value Index contains stocks from the Russell 1000 Index with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select.

        The Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly-issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

        The Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,000 bonds. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher by an NRSRO.

        BanXquote Money Market, a service of Masterfund Inc., provides the average rate of return paid on 3-month certificates of deposit offered by major banks and the average rate paid by major banks on bank money market funds. The Donoghue Organization, Inc., a subsidiary of IBC USA Inc., publishes the Money Fund Report which lists the 7-day average yield paid on money market funds.

        From time to time, the Trust may use, in its advertisements or information furnished to present or prospective shareholders, data concerning the performance and ranking of certain countries' stock markets, including performance and ranking data based on annualized returns over one-, three-, five- and ten-year periods. The Trust may also use data about the portion of world equity capitalization represented by U.S. securities. As of December 31, 1998, the U.S. equity market capitalization represented approximately 40% of the equity market capitalization of all the world's markets. This compares with 52% in 1980 and 70% in 1972.

        From time to time, the Trust may use, in its advertisements and other information relating to certain of the Funds and Portfolios, data concerning the performance of stocks relative to that of fixed income investments and relative to the cost of living over various periods of time. The table below sets forth the annual returns for each calendar year from 1973 through 1999 (as well as a cumulative return and average annual return for this period) for the S&P 500 and Treasury bills (using the formula set forth after the table) as well as the rates of inflation (based on the Consumer Price Index) during such periods.

                                                                   Consumer Price
Period                S&P 500                Treasury Bills            Index
---------------------------------------------------------------------------------
1973                      -14.7                    6.9                   8.8
1974                      -26.5                    8.0                  12.2
1975                       37.2                    5.8                   7.0
1976                       23.8                    5.0                   4.8
1977                       -7.2                    5.1                   6.8
1978                        6.5                    7.2                   9.0
1979                       18.4                   10.4                  13.3
1980                       32.4                   11.2                  12.4
1981                       -4.9                   14.7                   8.9
1982                       21.4                   10.5                   3.8
1983                       22.5                    8.8                   3.8
1984                        6.3                    9.9                   3.9
1985                       32.2                    7.7                   3.8
1986                       18.5                    6.1                   1.1
1987                        5.2                    5.5                   4.4
1988                       16.8                    6.3                   4.4
1989                       31.5                    8.4                   4.6
1990                       -3.2                    7.8                   6.1
1991                       30.5                    5.6                   3.1
1992                        7.7                    3.5                   2.9
1993                       10.1                    2.9                   2.7
1994                        1.3                    3.9                   2.7
1995                       37.4                    5.6                   2.7
1996                       23.1                    5.2                   3.3
1997                       33.4                    5.3                   1.7
1998                       28.6                    4.9                   1.6
1999                       21.0                    4.7                   2.7
---------------------------------------------------------------------------------
Cumulative Return
1973-1999              3,839.47%                 477.8%                264.0%
---------------------------------------------------------------------------------
Average Annual Return
1973-1999                 15.18%                   7.0%                  5.1%
---------------------------------------------------------------------------------

        The average returns for Treasury bills were computed using the following method. For each month during a period, the Treasury bill having the shortest remaining maturity (but not less than one month) was selected. (Only the remaining maturity was considered; the bill's original maturity was not considered). The return for the selected Treasury bill was computed based on the price of the bill as of the last trading day of the previous month and the price on the last trading day of the current month. The price of the bill (P) at each time (t) is given by:

               P\\t\\ = [1-rd]
                        [  --]
                          360
                     where,

                           r = decimal yield on the bill at time t (the average of bid and ask quotes); and d = the number of days to maturity as of time t.

       Advertisements and information relating to the Target Fund may use data comparing the performance of stocks of medium-sized companies to that of other companies. The following table sets forth the annual returns for each year from March 1981 (inception of Mid-Cap Index) through December 31, 1999 (as well as a cumulative return and average annual return for this period) for stocks of medium-sized companies (based on the Standard & Poor's Mid-Cap 400 Index), stocks of small companies (based on the Russell 2000 Index) and stocks of larger companies (based on the S&P 500).

                          Small              Mid-Size              Large
Period                  Companies            Companies           Companies
--------------------------------------------------------------------------
1981 (2/28 -12/31)          1.8                 10.6                 -2.5
1982                       25.0                 22.7                 21.4
1983                       29.1                 26.1                 22.5
1984                       -7.3                  1.2                  6.3
1985                       31.1                 36.0                 32.2
1986                        5.7                 16.2                 18.5
1987                       -8.8                 -2.0                  5.2
1988                       24.9                 20.9                 16.8
1989                       16.2                 35.6                 31.5
1990                      -19.5                 -5.1                 -3.2
1991                       46.1                 50.1                 30.5
1992                       18.4                 11.9                  7.7
1993                       18.9                 14.0                 10.1
1994                       -1.8                 -3.6                  1.3
1995                       28.4                 30.9                 37.6
1996                       16.5                 19.2                 22.9
1997                       22.8                 32.3                 33.4
1998                       -2.6                 19.1                 28.6
1999                       21.3                 14.7                21.04
--------------------------------------------------------------------------
Cumulative Return
2/28/81-12/31/99          882.8%             2,061.9%             1,978.2%
--------------------------------------------------------------------------
Average Annual Return
2/28/81-12/31/99           12.9%                17.7%                17.5%
--------------------------------------------------------------------------

        From time to time, the Trust may use, in its advertisements and other information, data concerning the average price-to-earnings ("P/E") ratios of "Value Stocks" and "Growth Stocks." For these purposes, the P/E ratios of Value Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Value Index, and the P/E ratios of Growth Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Growth Index. Both the Russell 1000 Value Index and Russell 1000 Growth Index are unmanaged indexes, and it is not possible to invest directly in either index. The table below sets forth the quarterly average P/E ratio of Value Stocks and the Average P/E ratio of Growth Stocks for the periods from October 1, 1992 through June 30, 2000.

                                 Average P/E ratio
                                 -----------------
Period
Ending                           Growth Stocks                   Value Stocks
------                           -------------                   ------------
12/31/92                             21.76                           21.40
3/31/93                              21.59                           22.36
6/30/93                              20.86                           21.41
9/30/93                              20.25                           21.05
12/31/93                             18.33                           17.84
3/31/94                              18.07                           17.69
6/30/94                              16.70                           16.31
9/30/94                              15.98                           15.28
12/31/94                             15.98                           14.97
3/31/95                              15.80                           14.62
6/30/95                              16.50                           14.87
9/30/95                              17.85                           16.17
12/31/95                             17.91                           15.82
3/31/96                              18.24                           16.07
6/30/96                              18.57                           15.93
9/30/96                              18.88                           15.80

12/31/96                             20.45                           17.03
3/31/97                              20.28                           16.78
6/30/97                              22.85                           18.44
9/30/97                              23.80                           19.60
12/31/97                             22.93                           19.06
3/31/98                              26.46                           21.32
6/30/98                              26.55                           20.69
9/30/98                              25.77                           19.31
12/31/98                             31.31                           22.92
3/31/99                              39.46                           24.33
6/30/99                              45.05                           25.93
9/30/99                              43.93                           23.80
12/31/99                             52.31                           23.60
3/31/00                              55.58                           22.94
6/30/00                              54.43                           22.66

        Advertisements and information relating to the Growth Fund may use data comparing the performance of a hypothetical investment in Growth Stocks, Value Stocks, "Bonds" and "Savings Accounts." For these purposes, the performance of an investment in "Bonds" is measured by the Lehman Aggregate Bond Index, an unmanaged index representative of the U.S. taxable fixed income universe. It is not possible to invest in this index. The performance of an investment in "Savings Accounts" is measured by the return on 3-month U.S. Treasury bills. Similarly, advertisements and information relating to the Renaissance Fund may use data comparing the performance of a hypothetical investment in "Stocks," Bonds and Savings Accounts. For these purposes, the performance of the investment in "Stocks" is measured by the S&P 500, while the performance of Bonds and Savings Accounts is measured as discussed above. The table below sets forth the value at June 30, 2000 of a hypothetical $10,000 investment in Stocks, Growth Stocks, Value Stocks, Bonds and Savings Accounts made on June 30, 1980.

Asset Category          June 30, 2000 Value of $10,000 Investment made at June 30, 1980
--------------          ---------------------------------------------------------------
Growth Stocks                                        $101,187
Value Stocks                                         $163,456
Stocks                                               $245,642
Bonds                                                $ 64,948
Savings Accounts                                     $ 37,268

        Advertisements and information may compare the average annual total return of the Growth, Renaissance, Innovation, Opportunity, Target, Capital Appreciation and Mid-Cap Funds with that of the Lipper Large-Cap Growth Fund Average, Lipper Multi-Cap Value Fund Average, Lipper Science & Technology Fund Average, Lipper Small-Cap Growth Fund Average, Lipper Multi-Cap Growth Fund Average, Lipper Multi-Cap Core Fund Average and Lipper Mid-Cap Core Fund Average, respectively. The Innovation Fund may also be compared to the S&P 500. The Lipper Averages are described in the Funds' Prospectuses. None of the averages take into account sales charges. It is not possible to invest directly in the averages. The average annual total return of the Funds and the respective averages are set forth below. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

                                                             Average Annual Total Return
                                                             (for periods ended 6/30/00)
                                                             ---------------------------
                                                                                            Fund
                                        1 Year       3 Years     5 Years     10 Years     Inception
                                        ------       -------     -------     --------     --------
Growth Fund                             32.49%       30.40%      26.06%       18.81%       19.58%
Lipper Large-Cap Growth Fund Average    26.35%       27.69%      25.59%       18.47%       17.47%

Renaissance Fund                         3.36%       14.18%      20.56%       15.07%       13.82%

Lipper Multi-Cap Value Fund Average      -3.99%        7.78%      14.20%       12.90%       13.02%

Innovation Fund                         115.04%       72.57%      48.51%         N/A        49.77%
Lipper Science and Technology            84.03%       53.47%      35.99%         N/A        38.45%
  Fund Average
S&P 500                                  17.94%       27.40%      26.76%         N/A        27.58%

Opportunity Fund                         50.77%       21.31%      16.57%       20.91%       19.32%
Lipper Small-Cap Growth                  57.71%       27.07%      21.89%       18.29%       14.80%
  Fund Average

Target Fund                              90.36%       41.07%      31.76%         N/A        27.12%
Lipper Multi-Cap Growth Fund             45.82%       30.19%      26.00%         N/A        20.53%
  Average

Capital Appreciation Fund                22.73%       21.41%      23.84%         N/A        19.43%
Lipper Multi-Cap Core                    11.54%       16.27%      19.33%         N/A        16.42%
  Fund Average

Mid-Cap Fund                             34.28%       19.01%      21.56%         N/A        18.33%
Lipper Mid-Cap Core                      37.60%       20.94%      20.59%         N/A        16.97%
  Fund Average

        From time to time, the Trust may use, in its advertisements and other information, data comparing the average annual total return of "Small-Caps," which are stocks represented by the Ibbotson's U.S. Small Company Stock Total Return Index, and "Large-Caps," which are stocks represented by the Standard & Poors 500 Stock Composite Index. Both indexes are unmanaged indexes, and it is not possible to invest directly in either index. For example, for the period from December 31, 1926 through December 31, 1999, the average annual total return of Small-Caps was 29.79%, and for Large-Caps was 21.04%.

        Advertisements and other information and other information relating to the Funds may list the annual total returns of certain asset classes during specified years. In such advertisements, the return of "Small Company Stocks" will be measured by the Russell 2000 Index of small company stocks, the returns of "Large Company Stocks" will be measured by the S&P 500, and the return of "Intermediate-Term Government Bonds" will be measured by a one-bond portfolio with a 5-year maturity as measured by Ibbotson Associates.

        Advertisements and other information relating to the Innovation Fund may include information pertaining to the number of home internet subscriptions and cellular phone users and sales of personal computers.

        The Trust may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on 1997/1998 costs of college (using tuition and fees only) and an assumed rate of increase for such costs. In presenting this information, the Trust is making no prediction regarding what will be the actual growth rate in the cost of a college education, which may be greater or less than 3% per year and may vary significantly from year to year.

        In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each category* during the period from 1974 through 1999 was:

                       Stocks:      15.2%
                       Bonds:        9.2%
                       T-Bills:      6.9%
                       Inflation:    5.1%

        * Returns of unmanaged indexes do not reflect past or future performance of any of the Funds or Portfolios of PIMCO Funds: Multi-Manager Series. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2000 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

        The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the period from 1980 through 1999, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -4.9% to 37.4% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbottson's Treasury Bill Index (a "mixed portfolio") would have ranged from -1.00% to 28.19% over the same period. The average annual returns of each investment category* for each of the years from 1980 through 1999 is set forth in the following table.

                                                                                  MIXED
YEAR          STOCKS             BONDS           T-BILLS        INFLATION     PORTFOLIO
----          ------             -----           -------        ---------     ---------
1980          32.42%             2.61%            11.24%          12.40%        14.17%
1981          -4.91%            -0.96%            14.71%           8.94%         0.59%
1982          21.41%            43.79%            10.54%           3.87%        28.19%
1983          22.51%             4.70%             8.80%           3.80%        12.64%
1984           6.27%            16.39%             9.85%           3.95%        11.03%
1985          32.16%            30.90%             7.72%           3.77%        26.77%
1986          18.47%            19.85%             6.16%           1.13%        16.56%
1987           5.23%            -0.27%             5.46%           4.41%         3.08%
1988          16.81%            10.70%             6.35%           4.42%        12.28%
1989          31.49%            16.23%             8.37%           4.65%        20.76%
1990          -3.17%             6.87%             7.52%           6.11%         2.98%
1991          30.55%            19.79%             5.88%           3.06%        21.31%
1992           7.67%             9.39%             3.51%           2.90%         7.53%
1993          10.06%            13.17%             2.89%           2.75%         9.84%
1994           1.31%            -5.76%             3.90%           2.67%        -1.00%
1995          37.40%            27.20%             5.60%           2.70%        26.90%
1996          23.10%             1.40%             5.20%           3.30%        10.84%
1997          33.40%            12.90%             7.10%           1.70%        19.94%
1998          28.58%            10.76%             4.86%           1.61%        16.70%
1999          21.00%            -7.40%             4.70%           2.70%          5.9%

          * Returns of unmanaged indexes do not reflect past or future performance of any of the Funds or Portfolios of PIMCO Funds:
          Multi-Manager Series. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. Treasury bills are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2000 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

        The Trust may use in its advertisements and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:

         Investment            Annual                  Total                  Total
         Period                Contribution            Contribution           Saved
         ------                ------------            ------------           -----
         30 Years              $ 1,979                 $ 59,370               $200,000
         25 Years              $ 2,955                 $ 73,875               $200,000
         20 Years              $ 4,559                 $ 91,180               $200,000
         15 Years              $ 7,438                 $111,570               $200,000
         10 Years              $13,529                 $135,290               $200,000

         This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a Fund or Portfolio of PIMCO Funds: Multi-Manager Series. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the Funds or Portfolio of PIMCO Funds: Multi-Manager Series should be aware that certain of the Funds and Portfolios of PIMCO Funds:
         Multi-Manager Series have experienced and may experience in the future periods of negative growth.

        Articles or reports which include information relating to performance, rankings and other characteristics of the Funds and Portfolios may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Funds, and may provide information relating to the Adviser and the Sub-Advisers, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of the Adviser or the Sub-Advisers who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds and Portfolios.

        From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Funds or Portfolios over a specified period of time and may use charts and graphs to display that growth.

        From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by the Sub-Advisers who assist with portfolio management and research activities on behalf of the Funds.

        Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the Funds and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson may develop, from time to time, model portfolios of the Funds and series of PIMS which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among the Funds and series of PIMS. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, the Adviser, the Sub-Advisers nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

        From time to time, the Trust may set forth on its internet website or in advertisements or other materials information about the expected amounts and times of Fund distributions to shareholders. In some cases, this information is estimated. Actual distribution amounts may be higher or lower than estimated amounts and distributions, which are subject to the approval of the Board of Trustees, may not occur at all.

Compliance Efforts Related to the Euro

        Problems may arise in conjunction with the recent and ongoing introduction of the euro. Whether introducing the euro to financial companies' (such as the Funds, the Adviser, the Sub-Advisers, the Funds' custodian and transfer agents and other companies in the financial services industry) systems will be problematic is not fully known; however, the cost associated with making systems recognize the euro is not currently expected to be material.

Voting Rights

        Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

          Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds and Portfolios have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund and Portfolio separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all Funds and Portfolios, then only shareholders of the Fund(s) or Portfolio(s) affected shall be entitled to vote on the matter. All classes of shares of a Fund or Portfolio will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class B or Class C shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Administration Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

        The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

        The Portfolios will vote shares of each Underlying PIMCO Fund which they own in their discretion in accordance with the Portfolios' proxy voting policies.

Certain Ownership of Trust Shares


        As of [_____ __], 2001, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of each Fund and Portfolio and of the Trust as a whole. Appendix B lists persons who own of record or beneficially 5% or more of the noted class of shares of the Funds as of the dates noted, as well as information about owners of 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act.

Custodian

        State Street Bank & Trust Co. ("State Street"), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of all Funds and Portfolios, including as custodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

        Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets, although the Trustees reserve the right to delegate their selection responsibilities in light of recent amendments to Rule 17f-5 under the 1940 Act, in which case the factors for consideration would differ from those referenced above. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by the recent amendments to Rule 17f-5. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Codes of Ethics

        The Trust, PIMCO Advisors, PAIA, Cadence, NFJ, Parametric, Blairlogie and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds or Portfolios.

Independent Accountants

        PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, Missouri 64105, serves as the independent public accountants for the Funds and Portfolios. PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.

Transfer and Shareholder Servicing Agents

        PFPC, Inc., P.O. Box 9688, Providence, Rhode Island 02940, serves as the Transfer and Shareholder Servicing Agent for the Trust's Class A, Class B, Class C and Class D shares. National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105, serves as the Transfer Agent for the Trust's Institutional and Administrative Class shares.

Legal Counsel

        Ropes & Gray, One International Place, Boston, Massachusetts 02110 serves as legal counsel to the Trust.

Registration Statement

        This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

        Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

        Audited financial statements for the Funds, as of June 30, 2000, for the fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, each dated August 21, 2000, are incorporated by reference from the Trust's five June 30, 2000 Annual Reports. One Annual Report (the "Retail Annual Report") corresponds to the Class A, B and C Prospectus, another (the "Institutional Annual Report") corresponds to both the Trust Institutional Prospectus and the NFJ Institutional Prospectus, another (the "Class D Annual Report") corresponds to the Class D Prospectus, another (the "Retail Portfolio Annual Report") corresponds to the Retail Portfolio Prospectus, and the fifth (the "Institutional Portfolio Annual Report") corresponds to the Institutional Portfolio Prospectus. The Trust's June 30, 2000 Annual Reports were filed electronically with the SEC on September 1, 2000 (Accession No. 0000912057-00-039949).

        Unaudited financial statements for the Funds, as of December 31, 2000, for the semi-annual period then ended, including notes thereto, are incorporated by reference from the Trust's six December 31, 2000 Semi-Annual Reports. One Semi-Annual Report (the "Retail Semi-Annual Report") corresponds to the Class A, B and C Prospectus, another (the "Institutional Semi-Annual Report") corresponds to both the Trust Institutional Prospectus and the NFJ Institutional Prospectus, another (the "Class D Semi-Annual Report") corresponds to the Class D Prospectus, another (the "Retail Portfolio Semi-Annual Report") corresponds to the Retail Portfolio Prospectus, the fifth (the "Institutional Portfolio Semi-Annual Report") corresponds to the Institutional Portfolio Prospectus, and the sixth (the "New Funds Semi-Annual Report") includes financial information for Institutional Class and Class A, B, C and D shares of certain funds for which financial information is not included in the other Semi-Annual Reports. The Trust's December 31, 2000 Semi-Annual Reports were filed electronically with the SEC on March 8, 2001 (Accession No. 0001005477-01-001845).

                                  APPENDIX A


                       DESCRIPTION OF SECURITIES RATINGS

        Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's or Sub-Adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

        Corporate and Municipal Bond Ratings

        Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

        A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

        Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

        Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

        Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

        Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

        Corporate Short-Term Debt Ratings

        Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

        Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

        PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

        PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

        NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

        Issue Credit Rating Definitions

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

        Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

        Investment Grade

        AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA: An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A: An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

        BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity o the obligor to meet its financial commitment on the obligation.

        Speculative Grade

        Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

        BB: An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B: An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC: An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC: An obligation rated `CC' is currently highly vulnerable to nonpayment.

        C: A subordinated debt or preferred stock obligation rated `C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        CI: The rating CI is reserved for income bonds on which no interest is being paid.

        D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

        r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

        The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

        N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

        Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

        Commercial Paper Rating Definitions

        A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

        A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        B: A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   APPENDIX B

          CERTAIN OWNERSHIP OF TRUST SHARES AS OF [_______ __], 2001
                [To be updated by post-effective amendment.]

As of [_____ __], 2001, the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:

                                                   Shares of           Percentage of
                                                   Beneficial      Outstanding Shares of
                                                   Ownership           Class Owned
                                                   ---------           -----------
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                                                                  Exhibit 99 (d)

PIMCO Funds Shareholders' Guide
 for Class A, B and C Shares


[_________], 2001

This Guide relates to the mutual funds (each, a "Fund") that are series of PIMCO
Funds: Multi-Manager Series (the "MMS Trust") and PIMCO Funds: Pacific Investment Management Series (the "PIMS Trust" and, together with the MMS Trust, the "Trusts"). Unless otherwise indicated, references to the Funds include the PIMCO Funds Asset Allocation Series portfolios (the "Portfolios"). The Portfolios are so called "funds of funds" which are series of the MMS Trust. Class A, B and C shares of the MMS Trust, the PIMS Trust and the Portfolios are offered through four separate prospectuses (each as from time to time revised or supplemented, a "Retail Prospectus"). The information in this Guide is subject to change without notice at the option of the Trusts, the Advisers or the Distributor.

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

PIMCO Funds Distributors LLC distributes the Funds' shares. You can call PIMCO Funds Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the PIMCO Funds family. You can also visit our Web site at www.pimcofunds.com.

How to Buy Shares.......................................................SG-3
Alternative Purchase Arrangements.......................................SG-9
Exchange Privilege.....................................................SG-25
How to Redeem..........................................................SG-26

HOW TO BUY SHARES

     Class A, Class B and Class C shares of each Fund are continuously offered through the Trusts' principal underwriter, PIMCO Funds Distributors LLC (the "Distributor") and through other firms which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers"). The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), the investment adviser to the Funds that are series of the MMS Trust, and an affiliate of Pacific Investment Management Company LLC ("Pacific Investment Management Company"), the investment adviser to the Funds that are series of the PIMS Trust. PIMCO Advisors and Pacific Investment Management Company are each referred to herein as an "Adviser."

     There are two ways to purchase Class A, Class B or Class C shares: either
(i) through your dealer or broker which has a dealer agreement with the Distributor or (ii) directly by mailing a PIMCO Funds account application (an ''account application'') with payment, as described below under the heading Direct Investment, to the Distributor (if no dealer is named in the account application, the Distributor may act as dealer). Class A, Class B and Class C shares of the Short Duration Municipal Income Fund and Class B and Class C shares of the California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds are not offered as of the date of this Guide; however, investment opportunities in these Funds may be available in the future.

     Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase in the case of Class A shares (the "initial sales charge alternative"), (ii) on a contingent deferred basis in the case of Class B shares (the "deferred sales charge alternative") or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the "asset based sales charge alternative" circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge ("CDSC"). See "Alternative Purchase Arrangements." Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

     All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day's offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans, received by the Distributor prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares.

The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

     Except for purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified and wrap programs referred to below under "Tax-Qualified Retirement Plans" and Alternative Purchase Arrangements--Sales at Net Asset Value," and purchases by certain registered representatives as described below under "Registered Representatives' Investments," the minimum initial investment in Class A, Class B or Class C shares of any Fund is $2,500, and the minimum additional investment is $100 per Fund. For information about dealer commissions, see "Alternative Purchase Arrangements" below. Persons selling Fund shares may receive different compensation for selling Class A, Class B or Class C shares. Normally, Fund shares purchased through participating brokers are held in the investor's account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

DIRECT INVESTMENT

     Investors who wish to invest in Class A, Class B or Class C shares of a Fund directly, rather than through a participating broker, may do so by opening an account with the Distributor. To open an account, an investor should complete the account application. All shareholders who open direct accounts with the Distributor will receive from the Distributor individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See "Distributions" in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker.

PURCHASE BY MAIL

     Investors who wish to invest directly may send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

     PIMCO Funds Distributors LLC
     P.O. Box 9688
     Providence, RI  02940-0926

     Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

SUBSEQUENT PURCHASES OF SHARES

     Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, tax-qualified programs and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase is $100 in any Fund. All payments should be made payable to PIMCO Funds Distributors LLC and should clearly indicate the shareholder's account number. Checks should be mailed to the address above under "Purchase by Mail."

TAX-QUALIFIED RETIREMENT PLANS

     The Distributor makes available retirement plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts established with Form 5305-SIMPLE under the Internal Revenue Code of 1986, as amended (the "Code"). These accounts include Simplified Employee Pension Plan (SEP) and Salary Reduction Simplified Employee Pension Plan (SAR/SEP) IRA and SIMPLE IRA accounts and prototype documents. In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This type of plan is available to employees of certain non-profit organizations.

     The minimum initial investment for all tax-qualified plans (except for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs) is $1,000 per Fund and the minimum subsequent investment is $100. The minimum initial investment for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs and the minimum subsequent investment per Fund for all such plans is $50.

PIMCO FUNDS AUTO-INVEST

     The PIMCO Funds Auto-Invest plan provides for periodic investments into the shareholder's account with the Trust by means of automatic transfers of a designated amount from the shareholder's bank account. The minimum investment for eligibility in the PIMCO Funds Auto-Invest plan is $1,000 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker.

REGISTERED REPRESENTATIVES' INVESTMENTS

     Current registered representatives and other full-time employees of participating brokers or such persons' spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $500 per Fund and the minimum subsequent investment is $50.

PIMCO FUNDS AUTO-EXCHANGE

     The PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder's account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

     Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

     Further information regarding the PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. For more information on exchanges, see "Exchange Privilege."

PIMCO FUNDS FUND LINK

     PIMCO Funds Fund Link ("Fund Link") connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under "How to Redeem." Purchase transactions are effected by electronic funds transfers from the shareholder's account at a U.S. bank or other financial institution that is an Automated Clearing House ("ACH") member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within

45 days of receipt of a Fund Link application by PFPC, Inc. (the "Transfer Agent"), the Funds' transfer agent for Class A, B and C shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

     Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See "Signature Guarantee" below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker "street name" accounts.

SIGNATURE GUARANTEE

     When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines or other requirements, satisfy such written standards or procedures.

     Beginning January 1, 2001, when a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

     The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds' signature guarantee requirements.

ACCOUNT REGISTRATION CHANGES

     Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature Guarantee" above. All correspondence must include the account number and must be sent to:

     PIMCO Funds Distributors LLC
     P.O. Box 9688
     Providence, RI  02940-0926

SMALL ACCOUNT FEE

     Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund's administrator) will automatically be deducted from direct Fund accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts, for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder's Fund accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter.
No small account fee will be charged to employee and employee-related accounts of PIMCO Advisors and/or, in the discretion of PIMCO Advisors, its affiliates.

MINIMUM ACCOUNT SIZE

     Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the amount necessary to open the type of account involved. If your balance for any Fund is below such minimum for three months or longer, the applicable Fund's administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving you 60 days in which to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of your Fund shares or if the aggregate value of all your accounts in PIMCO Funds exceeds $50,000.

ALTERNATIVE PURCHASE ARRANGEMENTS

     The Funds offer investors Class A, Class B and Class C shares in the applicable Retail Prospectus. Class A, B and C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Through separate prospectuses, certain of the Funds currently offer up to three additional classes of shares in the United States: Class D, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Class D, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B and Class C shares. As a result of lower sales charges and/or operating expenses, Class D, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B or Class C shares. Certain Funds also offer up to two additional classes of shares that are offered only to non-U.S. investors outside the United States: Class J and Class K shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Institutional and Administrative Class shares) or the Distributor at 1-888-87-PIMCO (for Class D shares).

     The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares to Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

CLASS A The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See "Initial Sales Charge Alternative--Class A Shares--Class A Deferred Sales Charge" below.

CLASS B Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after the shares have been held for seven years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See "Deferred Sales Charge Alternative--Class B Shares" below. Class B shares are not available for purchase by employer sponsored retirement plans.

CLASS C Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year and are subject to only a 1% CDSC during the first year. However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See "Asset Based Sales Charge Alternative--Class C Shares" below.

     In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally "Initial Sales Charge Alternative--Class A Shares" and "Waiver of Contingent Deferred Sales Charges" below.

     The maximum single purchase of Class B shares of a Fund is $249,999. The maximum single purchase of Class C shares of a Fund is $999,999. The Funds may refuse any order to purchase shares.

     For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B and Class C shares, see "Distributor and Distribution and Servicing Plans" below.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES The CDSC applicable to Class A and Class C shares is currently waived for (i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or disability; (ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan; (iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA (with the exception of a Roth IRA); (iv) any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA (with the exception of a Roth IRA); (vi) up to 10% per year of the value of a Fund account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan; (vii) redemptions by Trustees, officers and employees of either Trust, and by directors, officers and employees of the Distributor, PIMCO Advisors or Pacific Investment Management Company; (viii) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's Fund account if the aggregate net asset value of shares held in such shareholder's account is less than a minimum account size specified in such Fund's prospectus; (ix) involuntary redemptions caused by operation of law; (x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases; (xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases; (xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;
(xiv) a redemption by a holder of Class A shares who purchased $1,000,000 or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor; or (xv) a redemption by a holder of Class A shares where the participating broker or dealer involved in the purchase of such shares waived the commission it normally would receive from the Distributor in connection with such purchase pursuant to an agreement with the Distributor.

     The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases: (a) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older; (b) involuntary redemptions caused by operation of law; (c) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (d) following death or disability (as defined in the Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; and (e) up to 10% per year of the value of a Fund account which (i) has a value of at least $10,000 at the start of such year and (ii) is subject to an Automatic Withdrawal Plan. See "How to Redeem--Automatic Withdrawal Plan."

     The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians' certificates, etc.

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

     Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under ''Class A Deferred Sales Charge,'' certain investors that purchase $1,000,000 or more of any Fund's Class A shares (and thus pay no initial sales charge) may be subject to a 1% CDSC if they redeem such shares during the first 18 months after their purchase.

                    INITIAL SALES CHARGE -- CLASS A SHARES

GROWTH, SELECT GROWTH, TARGET, OPPORTUNITY, CAPITAL APPRECIATION, MID-CAP, GROWTH & INCOME, EQUITY INCOME, RENAISSANCE, VALUE, SMALL-CAP VALUE, TAX-EFFICIENT EQUITY, INTERNATIONAL, INNOVATION, HEALTHCARE INNOVATION, GLOBAL INNOVATION, SELECT INTERNATIONAL, SELECT WORLD, NEW ASIA, EUROPE GROWTH AND EMERGING MARKETS FUNDS, AND PIMCO FUNDS ASSET ALLOCATION SERIES -- 90/10 AND 60/40 PORTFOLIOS


Amount of Purchase        Sales Charge as % of Net       Sales Charge as % of       Discount or Commission to
                               Amount Invested           Public Offering Price       dealers as % of Public
                                                                                         Offering Price*
----------------------------------------------------------------------------------------------------------

$0 - $49,999                       5.82%                        5.50%                        4.75%
----------------------------------------------------------------------------------------------------------

$50,000 - $99,999                  4.71%                        4.50%                        4.00%
----------------------------------------------------------------------------------------------------------

$100,000 - 249,999                 3.63%                        3.50%                        3.00%
----------------------------------------------------------------------------------------------------------

$250,000 - $499,999                2.56%                        2.50%                        2.00%
----------------------------------------------------------------------------------------------------------

$500,000 - $999,999                2.04%                        2.00%                        1.75%
----------------------------------------------------------------------------------------------------------

$1,000,000 +                       0.00%/(1)/                   0.00%/(1)/                   0.75%/(2)/
----------------------------------------------------------------------------------------------------------


PIMCO FUNDS ASSET ALLOCATION SERIES -- 30/70 PORTFOLIO


Amount of Purchase        Sales Charge as % of Net       Sales Charge as % of       Discount or Commission to
                               Amount Invested           Public Offering Price       dealers as % of Public
                                                                                         Offering Price
----------------------------------------------------------------------------------------------------------

$0 - $49,999                       4.71%                        4.50%                        4.00%
----------------------------------------------------------------------------------------------------------

$50,000 - $99,999                  4.17%                        4.00%                        3.50%
----------------------------------------------------------------------------------------------------------

$100,000 - 249,999                 3.63%                        3.50%                        3.00%
----------------------------------------------------------------------------------------------------------

$250,000 - $499,999                2.56%                        2.50%                        2.00%
----------------------------------------------------------------------------------------------------------

$500,000 - $999,999                2.04%                        2.00%                        1.75%
----------------------------------------------------------------------------------------------------------

$1,000,000 +                       0.00%/(1)/                   0.00%/(1)/                   0.50%/(2)/
----------------------------------------------------------------------------------------------------------

TOTAL RETURN, TOTAL RETURN MORTGAGE, HIGH YIELD, LONG-TERM U.S. GOVERNMENT, GLOBAL BOND II, FOREIGN BOND, EMERGING MARKETS BOND, STRATEGIC BALANCED AND CONVERTIBLE FUNDS


Amount of Purchase        Sales Charge as % of Net       Sales Charge as % of       Discount or Commission to
                               Amount Invested           Public Offering Price       dealers as % of Public
                                                                                         Offering Price
----------------------------------------------------------------------------------------------------------

$0 - $49,999                       4.71%                        4.50%                        4.00%
----------------------------------------------------------------------------------------------------------

$50,000 - $99,999                  4.17%                        4.00%                        3.50%
----------------------------------------------------------------------------------------------------------

$100,000 - $249,999                3.63%                        3.50%                        3.00%
----------------------------------------------------------------------------------------------------------

$250,000 - $499,999                2.56%                        2.50%                        2.00%
----------------------------------------------------------------------------------------------------------

$500,000 - $999,999                2.04%                        2.00%                        1.75%
----------------------------------------------------------------------------------------------------------

$1,000,000+                        0.00%/(1)/                   0.00%/(1)/                   0.50%/(3)/
----------------------------------------------------------------------------------------------------------


LOW DURATION, REAL RETURN BOND, MUNICIPAL BOND AND STOCKSPLUS FUNDS


Amount of Purchase        Sales Charge as % of Net       Sales Charge as % of       Discount or Commission to
                               Amount Invested           Public Offering Price       dealers as % of Public
                                                                                         Offering Price
----------------------------------------------------------------------------------------------------------

$0 - $49,999                       3.09%                        3.00%                        2.50%
----------------------------------------------------------------------------------------------------------

$50,000 - $99,999                  2.56%                        2.50%                        2.00%
----------------------------------------------------------------------------------------------------------

$100,000 - $249,999                2.04%                        2.00%                        1.75%
----------------------------------------------------------------------------------------------------------

$250,000 - $499,999                1.52%                        1.50%                        1.25%
----------------------------------------------------------------------------------------------------------

$500,000 - $999,999                1.27%                        1.25%                        1.00%
----------------------------------------------------------------------------------------------------------

$1,000,000+                        0.00%/(1)/                   0.00%/(1)/                   0.50%/(3)/
----------------------------------------------------------------------------------------------------------

SHORT-TERM FUND


Amount of Purchase      Sales Charge as % of Net      Sales Charge as % of      Discount or Commission to
                            Amount Invested           Public Offering Price      dealers as % of Public
                                                                                      Offering Price
----------------------------------------------------------------------------------------------------------

$0 - $49,999                       2.04%                        2.00%                        1.75%
----------------------------------------------------------------------------------------------------------

$50,000 - $99,999                  1.78%                        1.75%                        1.50%
----------------------------------------------------------------------------------------------------------

$100,000 - $249,999                1.52%                        1.50%                        1.25%
----------------------------------------------------------------------------------------------------------

$250,000+                          0.00%/(1)/                   0.00%/(1)/                   0.25%/(3)/
----------------------------------------------------------------------------------------------------------

CALIFORNIA MUNICIPAL BOND, CALIFORNIA INTERMEDIATE MUNICIPAL BOND AND NEW YORK MUNICIPAL BOND FUNDS


Amount of Purchase      Sales Charge as % of Net      Sales Charge as % of      Discount or Commission to
                             Amount Invested          Public Offering Price       dealers as % of Public
                                                                                      Offering Price
----------------------------------------------------------------------------------------------------------

$0 - $49,999                       3.09%                        3.00%                        2.75%
----------------------------------------------------------------------------------------------------------

$50,000 - $99,999                  2.04%                        2.00%                        1.75%
----------------------------------------------------------------------------------------------------------

$100,000 - $249,999                2.01%                        1.00%                        0.90%
----------------------------------------------------------------------------------------------------------

$250,000+                          0.00%/(1)/                   0.00%/(1)/                   0.25%/(4)/
----------------------------------------------------------------------------------------------------------

* These discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers, as discussed below.

1. As shown, investors that purchase more than $1,000,000 of any Fund's Class A shares ($250,000 in the case of the Short-Term Fund) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the Money Market, California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds, purchasers of $1,000,000 or more ($250,000 in the case of the Short-Term
     Fund) of Class A shares (other than those purchasers described below under "Sales at Net Asset Value" where no commission is paid) will be subject to a CDSC of 1% if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under "Waiver of Contingent Deferred Sales Charges" above. See "Class A Deferred Sales Charge" below.

2. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares (or who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in ''Sales at Net Asset Value'' below) of each of these Funds and the Portfolios (except for the 30/70 Portfolio) according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25%
     of amounts over $5,000,000; and of the 30/70 Portfolio according to the following schedule: 0.50% of the first $2,000,000, and 0.25% of amounts over $2,000,000.

3. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 ($250,000 in the case of the Short-Term Fund) or more of Class A shares (or who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value") of each of these Funds except for the Money Market Fund (for which no payment is made) and the Short-Term and Short Duration Municipal Income Funds, according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000; and 0.25% of sales of Class A shares of the Short-Term and Short Duration Municipal Income Funds in excess of $250,000.

4. The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds at an annual rate of 0.25%, to be paid in quarterly installments.

     Each Fund receives the entire net asset value of its Class A shares purchased by investors. The Distributor receives the sales charge shown above less any applicable discount or commission "reallowed" to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor. From time to time, the Distributor, its parent and/or its affiliates may make additional payments to one or more participating brokers based upon factors such as the level of sales or the length of time clients' assets have remained in the Trust.

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

     Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

     These discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers, as discussed below.

SPECIAL ARRANGEMENTS RELATING TO THE GLOBAL INNOVATION FUND Beginning on December 27, 2000, the Global Innovation Fund will be sold pursuant to special offering arrangements described in the Fund's Retail Prospectus (the "Special Offering"). In addition to the amounts paid to brokers discussed above, during the Special Offering the following additional compensation will be paid to brokers that, before the commencement of the Special Offering, have agreed with the Distributor to both (i) grant preferential status to the Fund within the broker's sales efforts (including granting employees of the Distributor special access to the broker's sales force) and (ii) generally set certain minimum sales targets (not including exchanges) for the broker's sales force for Fund shares during the Special Offering. As illustrated by the following tables, the rate of additional compensation to be paid to any broker will depend on the broker's aggregate minimum sales target (if any). Unless otherwise agreed, no compensation will be paid if the broker does not sell at least the minimum sales target agreed to with the Distributor. The special compensation arrangements described in this subsection will not apply to exchanges from another Fund into the Global Innovation Fund.

AGGREGATE MINIMUM SALES OF $75,000,000


                          Additional Discount or
Global Innovation Fund    Commission to dealers
 Sales by Broker         as % of TOTAL Sales of
 During Special           Global Innovation Fund
 Offering *                 by Broker During
                         Special Offering Period

-------------------------------------------------

$0 - $74,999,999                            0.00%
-------------------------------------------------

$75,000,000 -                               0.75%
 $99,999,999
-------------------------------------------------

$100,000,000+                               1.00%
-------------------------------------------------

MINIMUM SALES OF $10,000,000



                          Additional Discount or
Global Innovation Fund    Commission to dealers
 Sales by Broker         as % of TOTAL Sales of
 During Special           Global Innovation Fund
 Offering *                  by Broker During
                         Special Offering Period

-------------------------------------------------

$0 - $9,999,999                             0.00%
-------------------------------------------------

$10,000,000 -                               0.25%
 $49,999,999
-------------------------------------------------

$50,000,000 -                               0.50%
 $74,999,999
-------------------------------------------------

$75,000,000+                                0.75%
-------------------------------------------------


NO MINIMUM SALES TARGET FOR FIRM


                          Additional Discount or
Global Innovation Fund    Commission to dealers
 Sales by Broker          as % of TOTAL Sales of
 During Special           Global Innovation Fund
 Offering *                  by Broker During
                         Special Offering Period

-------------------------------------------------

$0 - $49,999,999                            0.25%
-------------------------------------------------

$50,000,000 -                               0.50%
 $74,999,999
-------------------------------------------------

$75,000,000+                                0.75%
-------------------------------------------------


* For these purposes, only sales of Global Innovation Fund shares that settle during January, 2001 (and, if earlier, prior to the termination of the Special Offering) will be deemed to have been made during the Special Offering. In addition, sales of Global Innovation Fund shares made through exchanges from other Funds will not be counted as Global Innovation Fund sales for purposes of the Special Offering.

     In addition, brokers will be entitled to the reallowance of the entire sales charge on Class A shares described above under "Initial Sales Charge Alternative--Class A Shares" to the extent they entered into an agreement with the Distributor regarding this increased reallowance prior to the commencement of the Special Offering.

COMBINED PURCHASE PRIVILEGE Investors may qualify for a reduced sales charge by combining purchases of the Class A shares of one or more Funds which offer Class A shares (together, "eligible PIMCO Funds") into a "single purchase," if the resulting purchase totals at least $50,000. The term single purchase refers to:

     (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing Class A shares of the eligible PIMCO Funds for his, her or their own account;

     (ii) single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or

     (iii) a single purchase for the employee benefit plans of a single employer.

     For further information, call the Distributor at 1-800-426-0107 or your broker.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION) A purchase of additional Class A shares of any eligible PIMCO Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

     (i)  the investor's current purchase;

     (ii) the value (at the close of business on the day of the current purchase) of all Class A shares of any eligible PIMCO Fund held by the investor computed at the maximum offering price; and

     (iii)the value of all shares described in paragraph (ii) owned by another shareholder eligible to be combined with the investor's purchase into a ''single purchase'' as defined above under ''Combined Purchase Privilege.''

     For example, if you owned Class A shares of the Equity Income Fund worth $25,000 at the current maximum offering price and wished to purchase Class A shares of the Growth Fund worth an additional $30,000, the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the Growth Fund, rather than the 5.50% rate.

LETTER OF INTENT An investor may also obtain a reduced sales charge by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any eligible PIMCO Fund(s) other than the Money Market Fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter. At the investor's option, a Letter of Intent may include purchases of Class A shares of any eligible PIMCO Fund (other than the Money Market Fund) made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted.

     Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the eligible PIMCO Funds under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Fund (other than the Money Market Fund), you and your spouse each purchase Class A shares of the Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Funds (other than the Money Market Fund) to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the Money Market, Short-Term, Low Duration, Real Return Bond, Short Duration Municipal Income,

Municipal Bond, California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and StocksPLUS Funds).

     A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional eligible PIMCO Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

     If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

REINSTATEMENT PRIVILEGE A Class A shareholder who has caused any or all of his shares (other than the Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any eligible PIMCO Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See "How Net Asset Value is Determined" in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor's broker.

SALES AT NET ASSET VALUE Each Fund may sell its Class A shares at net asset value without a sales charge to (a) current or retired officers, trustees, directors or employees of either Trust, PIMCO Advisors, Pacific Investment Management Company or the Distributor, other affiliates of PIMCO Advisors at the discretion of PIMCO Advisors, Pacific Investment Management Company or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale, (b) current registered representatives and other full-time employees of participating brokers or such persons' spouses or for trust or custodial accounts for their minor children, (c) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, PIMCO Advisors or Pacific Investment Management Company with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs (with the exception of Roth IRAs), (d) participants investing through accounts known as "wrap accounts" established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services, (e) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, PIMCO Advisors or Pacific Investment Management Company has an agreement for the use of a Fund in particular investment products or programs, (f) accounts for which certain trust companies that may be affiliated with the Trust or the Fund's Adviser serves as trustee or custodian, and (g) investors who are investing the proceeds from a redemption of shares of another open-end investment company (mutual fund) on which the investor paid an initial sales charge, but only to the extent of such proceeds and only if such investment is made within 60 days of such redemption. As described above, the Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in this paragraph except for sales to purchasers described under (c) in this paragraph.

NOTIFICATION OF DISTRIBUTOR An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. Upon such notification, the investor will receive the lowest applicable sales charge. The quantity discounts described above may be modified or terminated at any time.

CLASS A DEFERRED SALES CHARGE For all Funds, except the Money Market, California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds, investors who purchase $1,000,000 ($250,000 in the case of the Short-Term Fund) or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC (the "Class A CDSC") if such shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply to investors purchasing $1,000,000 ($250,000 in the case of the Short-Term and Short Duration Municipal Income Funds) or more of any Fund's Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under "Sales at Net Asset Value" above.

     For purchases subject to the Class A CDSC, a 1% CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that Class A shares acquired through the reinvestment of dividends and distributions are redeemed first, and thereafter that Class A shares that have been held by an investor for the longest period of time are redeemed first.

     The Class A CDSC does not apply to Class A shares of the Money Market, California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds but, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 ($250,000 in the case of the Short-Term and Short Duration Municipal Income Funds) or more) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

     The Class A CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

PARTICIPATING BROKERS Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. This Guide and the Retail Prospectuses should be read in connection with such firms' material regarding their fees and services.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES

     Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor's purchase payment will be invested in shares of the Fund(s) selected. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC.

     Class B shares of the Short-Term Fund and the Money Market Fund are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See "Exchange Privilege" below. Class B shares are not available for purchase by employer sponsored retirement plans.

     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

               YEARS SINCE PURCHASE    PERCENTAGE CONTINGENT
               PAYMENT WAS MADE        DEFERRED SALES CHARGE
               ----------------        ---------------------

                    First                        5
                    Second                       4
                    Third                        3
                    Fourth                       3
                    Fifth                        2
                    Sixth                        1
                    Seventh                      0*

     * After the seventh year, Class B shares convert into Class A shares as described below.

     In determining whether a CDSC is payable, it is assumed that the purchase payment from which a redemption is made is the earliest purchase payment from which a redemption or exchange has not already been fully effected.

     The following example will illustrate the operation of the Class B CDSC:

     Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

     Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of each Fund automatically convert into Class A shares after they have been held for seven years.

     For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to .50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

     The Class B CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements --Waiver of Contingent Deferred Sales Charges." For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

ASSET BASED SALES CHARGE ALTERNATIVE--CLASS C SHARES

     Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor's purchase payments are invested in shares of the Fund(s) selected.

     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

               YEARS SINCE PURCHASE     PERCENTAGE CONTINGENT
               PAYMENT WAS MADE         DEFERRED SALES CHARGE
               ----------------         ---------------------

                    First                          1
                    Thereafter                     0

     In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected).

     The following example will illustrate the operation of the Class C CDSC:

     Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class C shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 1%, the Class C CDSC would be $20.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class C shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

     Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing .75% distribution fees and .25% servicing fees) of the purchase amount for all Funds, except the Money Market, Short-Term, Real Return Bond, Municipal Bond and StocksPLUS Funds. For the Low Duration, Real Return Bond, Municipal Bond and StocksPLUS Funds, the Distributor expects to make payments of .75% (representing .50% distribution fees and .25% service fees); for the Short-Term Fund, the Distributor expects to make payments of .55% (representing .30% distribution fees and .25% service fees); and for the Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to .50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

     The Class C CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.

     EXCHANGE PRIVILEGE

     Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Retail Prospectus or in this Guide, a shareholder may exchange Class A, Class B and Class C shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values (except that a sales charge will apply on exchanges of Class A shares of the Money Market Fund on which no sales charge was paid at the time of purchase.) Class A shares of the Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no exchange fees or charges. All exchanges are subject to the $2,500 minimum initial purchase requirement for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

     Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926, or by use of forms which are available from the Distributor. A signature guarantee is required. See "How to Buy Shares-- Signature Guarantee." Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays). The Trusts reserve the right to refuse exchange purchases if, in the judgment of the Fund's Adviser, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund.

     The Trusts reserve the right to refuse exchange purchases if, in the judgment of an Adviser or a Fund's sub-adviser, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Currently, each Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trusts have the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trusts have no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days' advance notice to shareholders of any termination or material modification of the exchange privilege. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

     With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made. Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

     Investors may also select the PIMCO Funds Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see "How to Buy Shares--PIMCO Funds Auto-Exchange" above.

     HOW TO REDEEM

     Class A, Class B or Class C shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts), or through an Automatic Withdrawal Plan or PIMCO Funds Fund Link.

     A CDSC may apply to a redemption of Class A, Class B or Class C shares. See "Alternative Purchase Arrangements" above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor's business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

     Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

     Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

DIRECT REDEMPTION

     A shareholder's original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

     Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

WRITTEN REQUESTS

     To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926.

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "How to Buy Shares--Signature Guarantee";

(3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

     Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

     If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

TELEPHONE REDEMPTIONS

     Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See "How to Buy Shares--Signature Guarantee." Telephone redemptions will not be accepted during the 30-day period following any change in an account's record address. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

     By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

     A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day's net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

FUND LINK REDEMPTIONS

     If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under "Telephone Redemptions," the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

     Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See "How to Buy Shares--Signature Guarantee." See "How to Buy Shares--PIMCO Funds Fund Link" for information on establishing the Fund Link privilege. Either Trust may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

PIMCO FUNDS AUTOMATED TELEPHONE SYSTEM

     PIMCO Funds Automated Telephone System ("ATS") is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after you obtain a Personal Identification Number
(PIN) by calling the special ATS number: 1-800-223-2413.

PURCHASING SHARES.   You may purchase shares by telephone by calling 1-800-223-
2413. You must have established ATS privileges to link your bank account with the Fund to pay for these purchases.

EXCHANGING SHARES.   With the PIMCO Funds Exchange Privilege, you can exchange
shares automatically by telephone from your Fund Link Account to another PIMCO Funds account you have already established by calling 1-800-223-2413. Please refer to "Exchange Privilege" for details.

REDEMPTIONS.   You may redeem shares by telephone automatically by calling 1-
800-223-2413 and the Fund will send the proceeds directly to your Fund bank account. Please refer to "How to Redeem" for details.

EXPEDITED WIRE TRANSFER REDEMPTIONS

     If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner's broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. Neither Trust currently charges for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See "How to Buy Shares--Signature Guarantee." This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

CERTIFICATED SHARES

     To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "How to Buy Shares- -Signature Guarantee." Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians ("institutional account owners"). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

AUTOMATIC WITHDRAWAL PLAN

     An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See "How to Buy Shares-- Signature Guarantee." Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges."

     Redemptions for the purpose of withdrawals are ordinarily made on the business day preceding the day of payment at that day's closing net asset value and checks are mailed on the day of payment selected by the shareholder. The Transfer Agent may accelerate the redemption and check mailing date by one day to avoid weekend delays. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is

$1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

     Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

REDEMPTIONS IN KIND

     Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.


PIMCO FUNDS

PIMCO FUNDS DISTRIBUTORS LLC
2187 Atlantic Street
Stamford, CT  06902-6896
1-800-426-0107

PART C.  OTHER INFORMATION


Item 23.  Exhibits.

          The letter of each exhibit relates to the exhibit designation in Form N-1A:

          (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2)

          (b)  (1)  Form of Amended and Restated Bylaws (19).

          (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2)

               (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the Amended and Restated Bylaws (19).

          (d)  (1)   (i)  Form of Amended and Restated Investment Advisory
                          Agreement dated as of May 5, 2000 (19).

                     (ii) Form of Addendum to Investment Advisory Agreement to
                          add the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                    (iii) Form of Addendum to Investment Advisory Agreement to
                          decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                    (iv) Form of Addendum to Investment Advisory Agreement to add the PIMCO Worldwide Growth Fund, PIMCO Global Healthcare Fund, PIMCO Large-Cap Growth Fund, PIMCO International Growth Fund, PIMCO Emerging Countries Fund, PIMCO Pacific Rim Fund and PIMCO Latin America Fund, filed herewith.

                 (2) (i) Form of Portfolio Management Agreement with NFJ Investment Group (19).

                    (ii) Form of Portfolio Management Agreement with Cadence Capital Management (19).

                   (iii) Form of Portfolio Management Agreement with Parametric Portfolio Associates (19).

                         (iv) Form of Portfolio Management Agreement with Blairlogie Capital Management (19).

                         (v) Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

                         (vi) Form of Portfolio Management Agreement with Nicholas-Applegate Capital Management, filed herewith.

              (e)  (1)  Form of Distribution Contract (19).

                   (2) Form of Supplement to Distribution Contract to add the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                   (3) Form of Supplement to Distribution Contract to add the PIMCO Growth & Income, PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                   (4) Form of Supplement to Distribution Contract to add the PIMCO Worldwide Growth Fund, PIMCO Global Healthcare Fund, PIMCO Large-Cap Growth Fund, PIMCO International Growth Fund, PIMCO Emerging Countries Fund, PIMCO Pacific Rim Fund and PIMCO Latin America Fund, filed herewith.

                   (5)  Form of Dealer Agreement (21).

              (f)       Not Applicable.

              (g)  (1)  Form of Custody and Investment Accounting Agreement
                        dated January 1, 2000 with State Street Bank & Trust Company (19).

              (h)  (1)  Form of Amended and Restated Administration Agreement
                        between the Trust and PIMCO Advisors L.P. (19).

                   (2) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (4)

                   (3) Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                   (4)  Form of Agency Agreement and Addenda (1)

                   (5)  Form of Addendum to Agency Agreement (4)

                   (6)  Form of Assignment of Agency Agreement (4)

                   (7)  Form of Addendum to Agency Agreement (6)

                   (8) (i) Form of Transfer Agency and Services Agreement with
                            National Financial Data Services, filed herewith.

                      (ii) Form of Transfer Agency and Services Agreement with
                            First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999 (19).

                    (9) Form of Service Plan for Institutional Services Shares
                        (6)

                   (10) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

              (i)       Opinion and Consent of Counsel (6)

              (j)  (1)  Consents of PricewaterhouseCoopers LLP.

                        (i)    Consent dated October 30, 2000 (20)

                        (ii)   Consent dated November 13, 2000 (22)

                        (iii) Consent to be dated June 29, 2001, to be filed by amendment.

                        (iv)   Letter dated October 26, 1999 from
                               PricewaterhouseCooopers LLP to the Securities and Exchange Commission. (14)

                   (2)  Consent and Opinion of Coopers & Lybrand LLP (6)

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)  (1)  Form of Distribution and Servicing Plan (Class A) (4)

                   (2)  Form of Distribution and Servicing Plan (Class B) (4)

                   (3)  Form of Distribution and Servicing Plan (Class C) (4)

                   (4) Form of Distribution Plan for Administrative Class Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit 9(b)

              (n)       Form of Amended and Restated Multi-Class Plan (21)

              (p)  (1)  Code of Ethics of the Registrant (19)

                   (2) Code of Ethics of PIMCO Advisors L.P., Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates (19)

                   (3)  Code of Ethics of Blairlogie Capital Management (19)

                   (4) Code of Ethics of Nicholas-Applegate Capital Management, filed herewith.

                   (5)  Code of Ethics of PIMCO Funds Distributors LLC (19)

              (q)  (1)  Powers of Attorney and Certificate of Secretary (1)

                   (2) Power of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, John P. Hardaway, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards (5)

                   (3)  Power of Attorney for Kenneth M. Poovey (16)


--------------------
1 Incorporated by reference from Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Incorporated by reference from Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5 Incorporated by reference from Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6 Incorporated by reference from Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7 Incorporated by reference from Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8 Incorporated by reference from Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10. Incorporated by reference from Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11. Incorporated by reference from Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12. Incorporated by reference from Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13. Incorporated by reference from Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14. Incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15. Incorporated by reference from Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16. Incorporated by reference from Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17. Incorporated by reference from Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.  Not Applicable.

19. Incorporated by reference from Post-Effective Amendment No. 51 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20. Incorporated by reference from Post-Effective Amendment No. 53 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21. Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22. Incorporated by reference from Post-Effective Amendment No. 54 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor and Portfolio Managers.

     Unless otherwise stated, the principal business address of each organization listed is 800 Newport Center Drive, Newport Beach, CA 92660.

                              PIMCO Advisors L.P.

Name                 Position with Advisor         Other Affiliations

Joachim Faber, Dr.   Chief Executive Officer       Member of the Board
                     and Member of the             of Allianz AG
                     Executive Committee

Udo Frank            Managing Director;            Managing Director and Chief
                     Chief Investment Officer      Investment Officer of Allianz
                     of U.S. Equity Division       Asset Advisory and Management
                     and Member of the             GmbH
                     Executive Committee

Robert M. Fitzgerald Executive Vice President      Chief Financial Officer and
                     and Chief                     Treasurer, PIMCO Funds
                     Financial Officer             Distributors LLC, Cadence
                                                   Capital Management, Inc., NFJ
                                                   Investment Group, NFJ
                                                   Management, Inc., Parametric
                                                   Portfolio Associates,
                                                   Parametric Management, Inc.,
                                                   Pacific Investment
                                                   Management Company LLC and
                                                   StocksPLUS Management, Inc.;
                                                   Chief Financial Officer,
                                                   Cadence Capital Management;
                                                   Executive Vice President
                                                   and Chief Financial Officer,
                                                   Value Advisors LLC; and Chief
                                                   Financial Officer PIMCO
                                                   Funds Advertising Agency.

Kenneth M. Poovey    Managing Director; Chief      Chief Executive Officer,
                     Executive Officer of U.S.     Value Advisors LLC,
                     Equity Division of PIMCO      Oppenheimer Capital; Trustee
                     Advisors and Member of        of the Trust.
                     the Executive committee

Marcus Reiss         Member of the                 To be provided.
                     Executive Committee

William S.           Member of the Executive       Chief Executive Officer and
Thompson, Jr.        Committee & Chief Executive   Managing Director, Pacific
                     Officer                       Investment Management Company
                                                   LLC; Member, President and
                                                   Chief Executive Officer,
                                                   PIMCO Partners LLC; Director
                                                   and President, StocksPlus
                                                   Management, Inc.; Vice
                                                   President, PIMCO Variable
                                                   Insurance Trust, PIMCO
                                                   Funds: Pacific Investment
                                                   Management Series and PIMCO
                                                   Commercial Mortgage
                                                   Securities Trust, Inc.

Stephen J. Treadway  Managing Director             Chairman, President, and
                                                   Chief Executive Officer,
                                                   PIMCO Funds Advertising
                                                   Agency, Inc., PIMCO Funds
                                                   Distributors LLC.

James G. Ward          Executive Vice President,   Executive Vice President,
                       Human Resources             Human Resources,
                                                   Value Advisors LLC.

Andrew Bocko           Director of                 None.
                       Information Technology

Vinh T. Nguyen         Controller                  Vice President and
                                                   Controller, Cadence Capital
                                                   Management, Inc., NFJ
                                                   Management, Inc., Parametric
                                                   Management, Inc., StocksPLUS
                                                   Management, Inc., PIMCO Funds
                                                   Advertising Agency, Inc.,
                                                   PIMCO Funds Distributors LLC,
                                                   and Value Advisors LLC;
                                                   Controller, Pacific
                                                   Investment Management
                                                   Company LLC.

Stewart A. Smith       Secretary                   Secretary, NFJ Investment
                                                   Group, Parametric Portfolio
                                                   Associates; Assistant
                                                   Secretary, Cadence Capital
                                                   Management.

                          Cadence Capital Management
                        Exchange Place, 53 State Street
                         Boston, Massachusetts  02109

Name                   Position with Portfolio     Other Affiliations
                       Manager

William B. Bannick     Managing Director and       Director and Managing
                       Executive Vice President    Director, Cadence Capital
                                                   Management, Inc.

David B. Breed         Managing Director           Director, Managing Director
                                                   and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.

Katherine A. Burdon    Managing Director           None.

Bart J. O'Connor       Managing Director           None.

Michael J. Skillman    Managing Director           None.

Wayne A. Wicker        Managing Director           None.

Robert M. Fitzgerald   Chief Financial Officer     See PIMCO Advisors L.P.
                       and Assistant Treasurer

Barbara M. Green       Treasurer                   None.

Mary Ellen Melendez    Secretary                   None.

Stewart A. Smith       Assistant Secretary         See PIMCO Advisors L.P.


                             NFJ Investment Group
                         2121 San Jacinto, Suite 1440
                             Dallas, Texas  75201

Name                   Position with Portfolio     Other Affiliations
                       Manager

Benno J. Fischer       Managing Director           Director, Managing
                                                   Director, and Co-Chairman,
                                                   NFJ Management, Inc.

Robert M. Fitzgerald   Chief Financial Officer     See PIMCO Advisors L.P.
                       and Treasurer

John L. Johnson        Managing Director           Director, Co-Chairman and
                                                   Managing Director, NFJ
                                                   Management, Inc.

Jack C. Najork         Managing Director           Director, Managing
                                                   Director, Co-Chairman, NFJ
                                                   Management, Inc.

Stewart A. Smith       Secretary                   See PIMCO Advisors L.P.

Vinh T. Nguyen         Vice President and          See PIMCO Advisors L.P.
                       Controller

                        Parametric Portfolio Associates
                    7310 Columbia Center, 701 Fifth Avenue,
                        Seattle, Washington 98104-7090

Name                   Position with Portfolio Manager      Other Affiliations

William E. Cornelius   Managing Director                    Director, Managing
                                                            Chief Executive
                                                            Officer, Parametric
                                                            Management,
                                                            Inc.

David M. Stein         Managing Director                    Director and
                                                            Managing Director,
                                                            Parametric
                                                            Management, Inc.

Brian Langstraat       Managing Director                    None.

Robert M. Fitzgerald   Chief Financial Officer and          See PIMCO Advisors
                       Treasurer                            L.P.

Stewart A. Smith       Secretary                            See PIMCO Advisors
                                                            L.P.

Vinh T. Nguyen         Vice President and Controller        See PIMCO Advisors
                                                            L.P.

                    Blairlogie Capital Management, Limited
                         4th Floor, 125 Princes Street
                          Edinburgh EH2 4AD, Scotland

Name                   Position with Portfolio              Other Affiliations
                       Manager

Gavin R. Dobson        Chief Executive Officer              Director and Chief
                       and Managing Director                Executive Officer,
                                                            Blairlogie Holdings
                                                            Limited (U.K.).

James G. S. Smith      Chief Investment Officer             Director and Chief
                       and Managing Director                Investment Officer
                                                            Blairlogie Holdings
                                                            Limited (U.K.).

                     Nicholas - Applegate Capital Management
              [To be updated in a post-effective amendment]

Item 27.   Principal Underwriters.


    (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.


    (b)

                          Positions and               Positions
Name and Principal        Offices with                and Offices
Business Address*         Underwriter                 with Registrant

Erik M. Aarts             Vice President              None

James D. Bosch            Regional Vice President     None

Deborah P. Brennan        Vice President,             None
                          Compliance Officer

Timothy R. Clark          Executive Vice President    None

Lesley Cotton             Vice President              None

Kelly Crean               Regional Vice President     None

Paul DeNicolo             Regional Vice President     None

Jonathan P. Fessel        Regional Vice President     None

Robert M. Fitzgerald      Chief Financial Officer     None
                          and Treasurer

Michael J. Gallagher      Regional Vice President     None

Joseph Gengo              Regional Vice President     None

Ronald H. Gray            Regional Vice President     None

Dan Hally                 Regional Vice President     None

Ned Hammond               Regional Vice President     None

Charles Hano              Regional Vice President     None

Derek B. Hayes            Vice President              None

Christopher Horan         Regional Vice President     None

Kristina Hooper           Vice President              None

John B. Hussey            Regional Vice President     None

Brian Jacobs              Senior Vice President       None

Stephen R. Jobe           Senior Vice President       None

William E. Lynch          Senior Vice President       None

Stephen Maginn            Executive Vice President    None

Wayne Meyer               Regional Vice President     None

Andrew J. Meyers          Executive Vice President    None

George Murphy             Regional Vice President     None

Kerry A. Murphy           Vice President              None

Fiora N. Moyer            Regional Vice President     None

Philip J. Neugebauer      Senior Vice President       None

Vinh T. Nguyen            Vice President, Controller  None

Joffrey H. Pearlman       Regional Vice President     None

Glynne P. Pisapia         Regional Vice President     None

Francis C. Poli           Vice President,             None
                          Compliance Officer

J. Scott Rose             Regional Vice President     None

Anne Marie Russo          Vice President              None

Keith Schlingheyde        Regional Vice President     None

Newton B. Schott, Jr.     Executive Vice President,   Vice President and
                          Chief Administrative        Secretary
                          Officer, Chief Legal
                          Officer and Secretary

Elizabeth Ellsworth       Vice President              None

Eugene M. Smith, Jr.      Vice President              None

Robert M. Smith           Regional Vice President     None

Zinovia Spezakis          Vice President              None

William H. Thomas, Jr.    Senior Vice President       None

Stephen J. Treadway       Chairman, President and     None
                          Chief Executive Officer

Paul H. Troyer            Senior Vice President       None

Theresa Vlachos           Vice President              None

Richard M. Weil           Assistant Secretary         None

Glen A. Zimmerman         Vice President              None

-----------------------
    Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence,
Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                    NOTICE
                                    ------

     A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment 55 (the "Amendment") to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 6th day of April, 2001.

                      PIMCO FUNDS: MULTI-MANAGER SERIES

                            By: /s/ Stephen J. Treadway
                                -----------------------
                                Stephen J. Treadway,
                                President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 55 has been signed below by the following persons in the capacities and on the dates indicated.

Name                       Capacity                     Date
----                       --------                     ----

/s/ Stephen J. Treadway    Trustee and President        April 6, 2001
-----------------------
Stephen J. Treadway

/s/ John P. Hardaway*      Treasurer and Principal
-----------------------    Financial and Accounting
John P. Hardaway           Officer

/s/ Donald P. Carter*      Trustee
-----------------------
Donald P. Carter

/s/ E. Philip Cannon*      Trustee
-----------------------
E. Philip Cannon

/s/ Gary A. Childress*     Trustee
-----------------------
Gary A. Childress

/s/ Richard L. Nelson*     Trustee
-----------------------
Richard L. Nelson

/s/ Kenneth M. Poovey*     Trustee
-----------------------
Kenneth M. Poovey

/s/ Lyman W. Porter*       Trustee
-----------------------
Lyman W. Porter

/s/ Alan Richards*         Trustee
-----------------------
Alan Richards

/s/ W. Bryant Stooks*      Trustee
-----------------------
W. Bryant Stooks

/s/ Gerald M. Thorne*      Trustee
-----------------------
Gerald M. Thorne

                           * By: /s/ Stephen J. Treadway
                                  -----------------------
                                  Stephen J. Treadway,
                                  Attorney-In-Fact

                            Date: April 6, 2001

                                 Exhibit Index

Exhibit No.       Name
-----------       -----------------------------------------
(d)(1)(iv)        Form of Addendum to Investment Advisory Agreement.

(d)(2)(vi) Form of Portfolio Management Agreement with Nicholas - Applegate Capital Management.

(e)(4)            Form of Supplement to Distribution Contract.

(h)(8)(i) Form of Transfer Agency and Services Agreement with National Financial Data Services.

(p)(4)            Code of Ethics for Nicholas - Applegate Capital Management.